GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 63.5%
Collateralized Mortgage Obligations – 4.8%
Interest Only – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$214,096	1.632	%(a)(b)	03/15/44	$ 21,820
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,035,443	4.000	(a)	08/25/50	210,084
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
336,103	1.680	(a)(b)	05/25/47	42,395
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
131,816	1.530	(a)(b)	02/25/42	13,676
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
98,628	1.668	(a)(b)(c)	10/20/43	5,325
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
89,987	1.168	(a)(b)(c)	09/20/44	7,507
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
291,082	1.768	(a)(b)(c)	09/20/48	35,984
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
68,975	1.618	(a)(b)(c)	01/20/49	8,057
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
62,221	1.618	(a)(b)(c)	01/20/49	7,297
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
76,742	1.168	(a)(b)(c)	11/20/44	7,332
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
123,758	1.818	(a)(b)(c)	09/20/45	15,711
Government National Mortgage Association REMICS Series 2016-27, Class IA
99,293	4.000	(a)(c)	06/20/45	14,064
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
203,023	1.768	(a)(b)(c)	09/20/48	25,463
Government National Mortgage Association REMICS Series 2019-153, Class EI
922,430	4.000	(a)(c)	12/20/49	195,487
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
321,089	1.818	(a)(b)(c)	02/20/40	36,429

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$99,188	1.818	%(a)(b)(c)	08/20/45	$ 12,457
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
158,602	1.668	(a)(b)(c)	11/20/43	17,055
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
74,413	1.818	(a)(b)(c)	11/20/45	9,175

				685,318

Regular Floater – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
597,225	5.305	(b)	02/25/55	591,424
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
850,390	5.305	(b)	03/25/55	845,402

				1,436,826

Sequential Fixed Rate – 0.9%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
11,682	7.000		10/25/42	12,490
Federal National Mortgage Association REMICS Series 2012- 153, Class B
31,273	7.000		07/25/42	34,012
Federal National Mortgage Association REMICS Series 2011-52, Class GB
126,046	5.000		06/25/41	126,737
Federal National Mortgage Association REMICS Series 2005-70, Class PA
15,676	5.500		08/25/35	16,144
Government National Mortgage Association REMICS Series 2021-135, Class A
2,295,534	2.000	(c)	08/20/51	1,864,780
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
1,103,196	5.695	(c)(d)(e)	08/25/55	1,107,570

				3,161,733

Sequential Floating Rate – 3.3%
Angel Oak Mortgage Trust Series 2019-6, Class B1
500,000	3.941	(b)(c)(d)	11/25/59	469,653
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(b)(c)(d)	02/25/55	101,327
CIM Trust Series 2019-INV3, Class A15
46,373	3.500	(b)(c)(d)	08/25/49	41,066
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
974,997	4.934	(b)(c)	11/25/36	838,804

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
$330,000	7.855	%(b)(c)(d)	10/25/43	$ 347,730
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
650,000	7.005	(b)(c)(d)	01/25/44	666,818
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	6.105	(b)(c)(d)	01/25/44	227,405
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
250,000	5.955	(b)(c)(d)	05/25/44	251,223
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.256	(b)(c)(d)	03/25/44	252,329
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
168,390	5.305	(b)(c)(d)	07/25/44	168,285
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
400,000	5.905	(b)(c)(d)	09/25/44	401,894
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	6.006	(b)(c)(d)	01/25/45	349,293
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(b)(c)(d)	11/25/59	458,669
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,305,316	2.198	(b)(c)	09/20/53	90,578
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
99,490	4.754	(b)(c)	12/25/36	92,609
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
703,120	2.520	(b)(c)(d)	05/25/52	593,192
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
563,354	5.990	(b)(c)(d)	07/25/64	567,740
JP Morgan Mortgage Trust Series 2024-3, Class A4
906,254	3.000	(b)(c)(d)	05/25/54	818,869
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
375,000	6.414	(b)(c)(d)	02/25/64	380,173
Mill City Mortgage Loan Trust Series 2017-2, Class A3
73,596	3.250	(b)(c)(d)	07/25/59	71,657
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(b)(c)(d)	08/25/59	668,064
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(b)(c)(d)	11/25/60	670,279

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1
$689,155	5.960	%(b)(c)(d)	03/25/70	$ 697,216
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(b)(c)(d)	11/25/56	452,948
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(b)(c)(d)	04/25/60	912,369
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.882	(b)(c)(d)	07/25/57	89,504
Verus Securitization Trust Series 2023-3, Class M1
225,000	7.764	(b)(c)(d)	03/25/68	226,732
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(b)(c)(d)	04/25/65	467,700
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,632	3.500	(b)(c)(d)	07/25/49	20,313

				11,394,439

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				16,678,316

Commercial Mortgage-Backed Securities – 10.6%
Regular Floater – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
$950,000	6.444	%(b)(d)	11/15/29	$949,764
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
250,000	7.242	(b)(d)	11/15/29	249,783

				1,199,547

Sequential Fixed Rate – 5.2%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	823,377
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,051,240
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	515,178
Bank5 Series 2024-5YR11, Class A3
700,000	5.893	(c)	11/15/57	732,914
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	313,256
Bank5 Series 2025-5YR15, Class A3
650,000	5.452	(c)	06/15/30	668,826
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	713,673
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	965,939
BMO Mortgage Trust Series 2024-5C6, Class A3
300,000	5.316	(c)	09/15/57	306,691
BMO Mortgage Trust Series 2025-5C11, Class A3
650,000	5.669	(c)	07/15/58	676,793
BWAY Mortgage Trust Series 2013-1515, Class A2
662,633	3.454	(c)(d)	03/10/33	630,037

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
COMM Mortgage Trust Series 2024-277P, Class A
$875,000	6.338	%(d)	08/10/44	$ 920,571
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	974,867
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	555,995
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
598,000	3.024	(d)	01/05/39	544,575
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
650,000	3.598	(c)(d)	06/05/39	602,501
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	709,242
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	395,573
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	847,284
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(d)	11/13/41	1,532,899
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(d)	11/13/41	990,615
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	525,845
Wells Fargo Commercial Mortgage Trust Series 2017-C39,
Class A5
1,125,000	3.418	(c)	09/15/50	1,092,015
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	732,299

				17,822,205

Sequential Floating Rate – 5.0%
Bank Series 2022-BNK44, Class A5
500,000	5.935	(b)(c)	11/15/55	527,231
Bank Series 2025-BNK50, Class AS
575,000	5.875	(b)(c)	05/15/68	603,438
Bank5 Series 2024-5YR8, Class C
150,000	7.000	(b)(c)	08/15/57	154,786
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(b)(c)	01/15/58	522,057
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	5.231	(b)(d)	03/15/37	614,354
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	5.480	(b)(d)	03/15/37	207,033
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
593,017	5.654	(b)(d)	03/15/41	593,594
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
675,000	5.548	(b)(d)	06/15/44	689,758
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,041,667	5.754	(b)(d)	02/15/39	1,042,791

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
$446,822	5.703	%(b)(d)	03/15/41	$ 447,155
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
450,000	5.591	(b)(d)	11/13/46	453,777
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
254,062	6.763	(b)(d)	08/15/39	253,915
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.954	(b)(d)	02/15/41	1,049,483
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	6.153	(b)(d)	04/15/26	849,258
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
500,000	6.852	(b)(d)	04/15/26	499,650
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
700,000	5.456	(b)(d)	03/15/30	695,636
Fashion Show Mall LLC Series 2024-SHOW, Class A
500,000	5.274	(b)(d)	10/10/41	504,901
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
459,447	4.992	(b)(c)	02/25/33	460,322
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
242,360	4.982	(b)(c)	11/25/29	243,117
Houston Galleria Mall Trust Series 2025-HGLR, Class A
475,000	5.644	(b)(d)	02/05/45	487,131
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	6.151	(b)(d)	01/13/40	350,060
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.551	(b)(d)	01/13/40	388,221
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.649	(b)(d)	01/13/40	824,100
IRV Trust Series 2025-200P, Class A
700,000	5.471	(b)(c)(d)	03/14/47	706,681
IRV Trust Series 2025-200P, Class C
500,000	5.921	(b)(c)(d)	03/14/47	491,355
IRV Trust Series 2025-200P, Class D
350,000	6.371	(b)(c)(d)	03/14/47	346,497
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.990	(b)(d)	10/05/39	306,046
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	6.202	(b)(d)	08/15/41	475,371
NY Commercial Mortgage Trust Series 2025-299P, Class B
450,000	6.125	(b)(d)	02/10/47	463,018
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	5.377	(b)(d)	01/15/36	558,794

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
$150,000	6.454	%(b)(d)	04/15/42	$ 149,310
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.484	(b)(d)	07/15/35	880,252
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.935	(b)(d)	07/15/35	553,708

				17,392,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 36,414,552

Federal Agencies – 48.1%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC 1 yr. Treasury + 1.764%)(b)
$9,670	7.258%		09/01/35	$9,941

Federal Home Loan Mortgage Corp. – 0.4%
15,151	6.000		08/01/27	15,306
4,577	5.000		08/01/33	4,657
687	5.000		09/01/33	699
1,095	5.000		10/01/33	1,114
1,082	5.000		11/01/34	1,101
41,285	5.000		12/01/34	42,001
1,444	5.000		07/01/35	1,469
2	5.000		11/01/35	2
17,280	5.000		03/01/39	17,556
1,151	5.000		05/01/39	1,169
1,179	5.000		08/01/40	1,194
11,945	4.000		02/01/41	11,614
1,180	5.000		06/01/41	1,195
301,274	4.000		03/01/48	285,415
308,492	4.000		04/01/48	291,786
877,024	4.500		08/01/48	858,146

				1,534,424

Government National Mortgage Association – 11.0%
6,849	5.500		11/15/32	7,019
2,825	5.500		01/15/33	2,872
13,367	5.500		02/15/33	13,761
12,217	5.500		03/15/33	12,544
14,579	5.500		07/15/33	14,913
6,578	5.500		08/15/33	6,741
2,606	5.500		09/15/33	2,658
6,853	5.500		04/15/34	7,013
5,754	5.500		05/15/34	5,883
61,342	5.500		09/15/34	63,562
59,729	5.500		12/15/34	61,970
51,831	5.500		01/15/35	53,760
157	5.500		05/15/36	161
2,159	4.000		02/20/41	2,083
3,473	4.000		11/20/41	3,345
583	4.000		01/20/42	562
1,874	4.000		04/20/42	1,804

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$1,163	4.000%	10/20/42		$ 1,118
295,320	4.000	08/20/43		283,506
1,659	4.000	03/20/44		1,588
2,039	4.000	05/20/44		1,952
141,497	4.000	11/20/44		135,299
34,427	4.000	12/20/44		32,919
9,362	4.000	05/20/45		8,945
33,637	4.000	07/20/45		32,108
183,244	4.000	01/20/46		173,763
590,091	4.500	05/20/48		576,300
881,803	4.500	08/20/48		860,092
100,456	5.000	08/20/48		100,418
619,146	4.500	09/20/48		603,902
736,356	5.000	10/20/48		735,617
402,152	5.000	11/20/48		401,749
408,412	5.000	12/20/48		408,002
956,481	4.500	01/20/49		931,436
767,936	5.000	01/20/49		765,726
381,138	4.000	02/20/49		358,559
787,181	4.500	02/20/49		765,586
20,088	4.500	03/20/49		19,562
244,526	4.000	03/20/49		230,041
67,632	5.000	03/20/49		67,564
417,875	4.000	04/20/49		393,120
545,487	3.000	08/20/49		484,568
240,183	4.500	10/20/49		234,269
246,454	4.500	12/20/49		240,001
1,064,199	3.000	03/20/50		944,886
226,398	4.000	01/20/51		212,491
261,097	2.500	09/20/51		220,227
486,840	2.500	11/20/51		412,459
848,126	3.000	11/20/51		746,685
282,754	2.500	12/20/51		239,554
1,545,363	4.500	09/20/52		1,492,944
4,000,000	2.500	TBA-30yr	(f)	3,399,487
3,000,000	3.500	TBA-30yr	(f)	2,715,510
3,000,000	2.000	TBA-30yr	(f)	2,444,223
1,000,000	4.500	TBA-30yr	(f)	956,768
6,000,000	5.000	TBA-30yr	(f)	5,891,585
3,000,000	5.500	TBA-30yr	(f)	3,002,980
6,000,000	6.000	TBA-30yr	(f)	6,084,014

				37,872,174

Uniform Mortgage-Backed Security – 36.7%
2,342	4.500	02/01/39		2,336
1,491	4.500	04/01/39		1,477
2,853	4.500	08/01/39		2,828
37,963	4.500	12/01/39		37,640
34,698	4.500	06/01/40		34,583
14,677	4.500	08/01/41		14,525
26,166	3.000	12/01/42		24,147
63,165	3.000	01/01/43		58,057
16,739	3.000	02/01/43		15,399
5,883	3.000	03/01/43		5,449
106,491	3.000	04/01/43		97,468

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$16,482	3.000%	05/01/43		$ 14,985
24,870	3.000	06/01/43		22,636
7,500	3.000	07/01/43		6,846
9,709	5.000	06/01/44		9,792
11,584	3.500	03/01/45		10,716
764,169	4.500	04/01/45		752,734
248,167	3.000	04/01/45		221,891
92,817	4.500	05/01/45		91,371
355,126	4.500	06/01/45		350,082
153,008	4.000	11/01/45		145,732
54,664	4.000	03/01/46		52,016
28,375	4.000	06/01/46		26,979
8,570	4.000	08/01/46		8,148
68,910	4.000	10/01/46		65,521
49,850	4.000	06/01/47		47,393
265,505	4.500	07/01/47		259,043
127,178	4.500	11/01/47		124,003
158,137	4.000	12/01/47		150,539
449,698	4.000	01/01/48		427,531
474,851	4.000	02/01/48		451,444
333,492	4.000	03/01/48		317,053
406,862	4.500	05/01/48		395,180
461,172	4.000	06/01/48		438,008
228,704	4.500	09/01/48		223,424
942,970	5.000	11/01/48		943,848
78,016	4.500	06/01/49		75,723
1,458,255	3.000	09/01/49		1,289,318
27,675	4.500	10/01/49		26,811
737,780	4.500	01/01/50		716,116
1,777,678	4.000	03/01/50		1,678,385
4,098,403	4.500	03/01/50		3,984,980
766,632	2.500	09/01/50		648,574
5,185,694	2.000	10/01/50		4,143,327
5,884,041	3.000	10/01/50		5,182,869
1,825,328	3.000	11/01/50		1,607,020
5,184,004	2.000	11/01/50		4,140,169
2,151,775	3.000	12/01/50		1,895,769
2,513,401	2.500	02/01/51		2,100,889
2,826,733	2.000	03/01/51		2,263,000
501,546	2.000	04/01/51		399,648
9,691,366	2.000	05/01/51		7,724,572
3,917,083	2.500	05/01/51		3,297,810
886,277	2.500	08/01/51		747,856
5,172,030	2.500	09/01/51		4,346,268
2,689,182	6.000	11/01/52		2,762,922
472,089	6.000	12/01/52		486,215
2,522,116	4.500	05/01/53		2,445,165
2,272,913	6.500	09/01/53		2,357,800
813,051	6.500	12/01/53		849,514
2,668,693	6.500	06/01/54		2,794,423
3,000,000	2.500	TBA-30yr	(f)	2,487,069
7,000,000	3.500	TBA-30yr	(f)	6,300,274
2,000,000	4.000	TBA-30yr	(f)	1,859,147
38,000,000	5.500	TBA-30yr	(f)	37,985,138
10,000,000	6.000	TBA-30yr	(f)	10,161,331

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$4,000,000	6.500%		TBA-30yr	(f)	$ 4,128,750

					126,737,676

TOTAL FEDERAL AGENCIES					$166,154,215

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $221,678,075)					$219,247,083

Corporate Obligations – 32.9%
Aerospace & Defense(c) – 1.2%
Boeing Co.
$1,400,000	3.450%		11/01/28		$ 1,349,642
145,000	2.950		02/01/30		134,459
1,211,000	5.150		05/01/30		1,233,258
457,000	6.528		05/01/34		496,969
25,000	3.500		03/01/39		19,486
15,000	3.375		06/15/46		10,218
386,000	6.858		05/01/54		422,759
RTX Corp.
385,000	6.100		03/15/34		416,073

					4,082,864

Agriculture(c) – 0.8%
BAT Capital Corp.
2,525,000	6.000		02/20/34		2,660,896

Automotive(c) – 0.4%
Ford Motor Credit Co. LLC
500,000	5.850		05/17/27		503,935
General Motors Financial Co., Inc.
300,000	4.300		07/13/25		299,748
500,000	2.350		01/08/31		432,895

					1,236,578

Banks – 7.9%
Banco do Brasil SA(b)(c) (10 yr. CMT + 4.398%)
200,000	8.748		10/15/25		201,470
Banco Mercantil del Norte SA(b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875		01/24/27		253,825
Banco Santander SA
600,000	4.250		04/11/27		598,494
200,000	2.749		12/03/30		178,148
600,000	6.921		08/08/33		650,016
Bank of America Corp. (3 mo. USD Term SOFR + 1.252%)
75,000	2.496	(b)(c)	02/13/31		68,516
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	(b)(c)	07/23/29		747,922
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	(b)(c)	01/20/28		520,522
(5 yr. CMT + 1.200%)
475,000	2.482	(b)(c)	09/21/36		402,615

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.220%)
$550,000	2.651	%(b)(c)	03/11/32	$ 493,256
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898	(b)(c)	07/23/31	526,980
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202	(b)(c)	04/25/29	1,635,136
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571	(b)(c)	04/27/33	270,452
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948	(b)(c)	07/22/28	556,297
Barclays PLC (b)(c) (1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	882,271
BNP Paribas SA(b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
725,000	1.323		01/13/27	712,479
BPCE SA(d)
525,000	4.625		09/12/28	525,184
Citigroup, Inc.
125,000	4.300		11/20/26	124,794
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	514,453
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	(b)(c)	01/24/36	364,493
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	798,112
Deutsche Bank AG(b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	445,460
First Horizon Corp.(b)(c) (Secured Overnight Financing Rate + 1.766%)
330,000	5.514		03/07/31	334,759
ING Groep NV(b)(c)(d) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	950,000
JPMorgan Chase & Co.
425,000	3.625	(c)	12/01/27	419,229
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)(c)	01/29/27	473,670
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)(c)	05/13/31	184,874
(Secured Overnight Financing Rate + 1.680%)
840,000	5.572	(b)(c)	04/22/36	871,374
M&T Bank Corp.(b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082		03/13/32	686,094
Macquarie Group Ltd.(b)(c)(d) (Secured Overnight Financing Rate +1.069%)
450,000	1.340		01/12/27	442,449
Morgan Stanley
174,000	3.950		04/23/27	172,893
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	199,542
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	(b)(c)	02/13/32	641,490
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	668,203

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.290%)
$141,000	2.943	%(b)(c)	01/21/33	$ 125,834
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,422,426
(Secured Overnight Financing Rate + 1.757%)
310,000	5.664	(b)(c)	04/17/36	321,352
NatWest Group PLC(b)(c) (1 yr. CMT + 1.050%)
200,000	5.115		05/23/31	203,382
Toronto-Dominion Bank
625,000	4.456		06/08/32	613,287
Truist Financial Corp.(b)(c) (Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	152,003
U.S. Bancorp(b)(c) (5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	624,728
UBS Group AG
307,000	4.550		04/17/26	307,025
2,025,000	4.282	(c)(d)	01/09/28	2,015,563
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	231,074
(Secured Overnight Financing Rate + 1.760%)
510,000	5.580	(b)(c)(d)	05/09/36	522,067
(Secured Overnight Financing Rate + 5.020%)
425,000	9.016	(b)(c)(d)	11/15/33	525,296
Wells Fargo & Co.
675,000	3.000		10/23/26	663,437
600,000	4.300		07/22/27	600,048
75,000	4.150	(c)	01/24/29	74,765
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	403,304
(Secured Overnight Financing Rate + 2.100%)
932,000	4.897	(b)(c)	07/25/33	931,897

				27,252,960

Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
50,000	8.200		01/15/39	63,780
Constellation Brands, Inc.
500,000	3.600	(c)	02/15/28	491,210
325,000	2.250	(c)	08/01/31	281,918
JDE Peet’s NV(c)(d)
375,000	1.375		01/15/27	356,779
Keurig Dr. Pepper, Inc.
575,000	4.597	(c)	05/25/28	579,583
925,000	2.250	(c)	03/15/31	816,396

				2,589,666

Biotechnology(c) – 0.9%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,317,324
800,000	5.250		03/02/33	819,344
CSL Finance PLC(d)
100,000	3.850		04/27/27	99,250
Royalty Pharma PLC
425,000	1.200		09/02/25	421,995

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(c) – (continued)
	$461,000	5.400%		09/02/34	$ 467,058

					3,124,971

Building Materials(c) – 0.6%
Builders FirstSource, Inc.(d)
	395,000	6.750		05/15/35	406,723
Carrier Global Corp.
	400,000	2.700		02/15/31	363,884
	764,000	5.900		03/15/34	813,408
Masco Corp.
	325,000	1.500		02/15/28	301,642
Smyrna Ready Mix Concrete LLC(d)
	260,000	8.875		11/15/31	272,769

					2,158,426

Chemicals(c) – 1.0%
Ashland Services BV
EUR	650,000	2.000		01/30/28	740,378
Celanese U.S. Holdings LLC
	$400,000	6.850		11/15/28	420,248
Huntsman International LLC
	350,000	4.500		05/01/29	331,859
	250,000	2.950		06/15/31	210,147
International Flavors & Fragrances, Inc.(d)
	170,000	1.832		10/15/27	160,113
OCP SA
	420,000	6.750	(d)	05/02/34	434,507
	360,000	7.500		05/02/54	358,729
Sherwin-Williams Co.
	500,000	3.450		06/01/27	493,245
SNF Group SACA(d)
	320,000	3.375		03/15/30	295,066

					3,444,292

Commercial Services – 0.6%
Ashtead Capital, Inc.(c)(d)
	301,000	5.800		04/15/34	308,396
Brink’s Co.(c)(d)
	70,000	6.500		06/15/29	72,138
CoStar Group, Inc.(c)(d)
	625,000	2.800		07/15/30	564,400
DP World Crescent Ltd.(d)
	560,000	5.500		05/08/35	563,500
Quanta Services, Inc.(c)
	406,000	5.250		08/09/34	410,892
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(c)(d)
	15,000	6.750		08/15/32	15,590

					1,934,916

Computers(c) – 0.3%
CACI International, Inc.(d)
	180,000	6.375		06/15/33	185,942
Dell International LLC/EMC Corp.
	268,000	6.020		06/15/26	270,570
	75,000	5.300		10/01/29	77,168

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – (continued)
$25,000	8.350%		07/15/46	$ 31,802
Hewlett Packard Enterprise Co.
342,000	5.000		10/15/34	331,829
Seagate Data Storage Technology Pte. Ltd.(d)
225,000	5.875		07/15/30	229,032

				1,126,343

Diversified Financial Services(c) – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
295,000	6.500		07/15/25	295,183
675,000	3.000		10/29/28	643,174
275,000	3.400		10/29/33	242,338
Air Lease Corp.
225,000	3.375		07/01/25	225,000
875,000	3.750		06/01/26	869,085
(5 yr. CMT + 2.560%)
235,000	6.000	(b)	09/24/29	230,237
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	727,425
Aviation Capital Group LLC (d)
375,000	1.950		01/30/26	369,082
Intercontinental Exchange, Inc.
190,000	3.625		09/01/28	186,299
Jane Street Group/JSG Finance, Inc.(d)
350,000	6.750		05/01/33	360,741
OneMain Finance Corp.
260,000	7.500		05/15/31	271,671
Rocket Cos., Inc.
295,000	6.125	(d)	08/01/30	300,626
255,000	6.375	(d)	08/01/33	260,967
Stonex Escrow Issuer LLC(d)
440,000	6.875		07/15/32	444,616
VFH Parent LLC/Valor Co-Issuer, Inc.(d)
460,000	7.500		06/15/31	482,673

				5,909,117

Electrical(c) – 0.5%
Ameren Corp.
125,000	3.500		01/15/31	118,103
NextEra Energy Capital Holdings, Inc.
525,000	1.900		06/15/28	490,733
Pacific Gas & Electric Co.
250,000	2.100		08/01/27	236,882
125,000	3.300		08/01/40	89,589
Xcel Energy, Inc.
900,000	3.350		12/01/26	887,076

				1,822,383

Electrical Components & Equipment(c)(d) – 0.0%
WESCO Distribution, Inc.
60,000	6.375		03/15/33	62,000

Electronics(c) – 0.1%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	262,902

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(c) – (continued)
Atkore, Inc.(d)
$15,000	4.250%		06/01/31	$ 13,865

				276,767

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Power II Ltd.
159,500	4.300		12/13/28	149,750

Engineering & Construction(c) – 0.3%
MasTec, Inc.(d)
610,000	4.500		08/15/28	601,814
Mexico City Airport Trust
200,000	4.250		10/31/26	198,500
250,000	3.875	(d)	04/30/28	242,375

				1,042,689

Entertainment(c) – 0.2%
Merlin Entertainments Group U.S. Holdings, Inc.(d)
305,000	7.375		02/15/31	272,356
Warnermedia Holdings, Inc.
450,000	4.054		03/15/29	366,547
17,000	4.279		03/15/32	14,338

				653,241

Environmental(c) – 0.3%
Veralto Corp.
980,000	5.450		09/18/33	1,010,556
Waste Management, Inc.
27,000	4.950		07/03/31	27,725

				1,038,281

Food & Drug Retailing(c) – 1.8%
Campbell’s Co.
380,000	5.400		03/21/34	385,890
J.M. Smucker Co.
449,000	5.900		11/15/28	471,872
725,000	6.200		11/15/33	778,367
Kroger Co.
1,260,000	5.000		09/15/34	1,253,045
Mars, Inc.
875,000	4.800	(d)	03/01/30	886,427
775,000	5.000	(d)	03/01/32	785,362
1,400,000	5.200	(d)	03/01/35	1,416,478
Sysco Corp.
50,000	6.600		04/01/40	54,557

				6,031,998

Gas(c) – 0.0%
NiSource, Inc.
100,000	3.600		05/01/30	96,052

Healthcare Providers & Services – 1.9%
Adventist Health System(c)
235,000	5.757		12/01/34	235,283
Alcon Finance Corp.(c)(d)
933,000	3.000		09/23/29	878,597

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Baxter International, Inc.(c)
$179,000	1.915%		02/01/27	$ 172,366
Centene Corp.(c)
59,000	4.250		12/15/27	58,124
CommonSpirit Health
635,000	3.910	(c)	10/01/50	470,143
610,000	6.461	(c)	11/01/52	646,177
HCA, Inc.
770,000	5.450	(c)	04/01/31	793,801
685,000	5.900	(c)	06/01/53	661,594
Insulet Corp.(c)(d)
45,000	6.500		04/01/33	46,926
Solventum Corp.
700,000	5.400	(c)	03/01/29	720,923
1,070,000	5.600	(c)	03/23/34	1,100,966
STERIS Irish FinCo UnLtd Co.(c)
218,000	2.700		03/15/31	195,805
UnitedHealth Group, Inc.
500,000	5.800		03/15/36	525,040
75,000	3.050	(c)	05/15/41	55,100

				6,560,845

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc.(c)(d)
280,000	6.750		07/01/32	283,945
American International Group, Inc.(c)
250,000	3.400		06/30/30	237,868
Chubb Corp.
342,000	6.800		11/15/31	381,330

				903,143

Internet(c) – 0.6%
Expedia Group, Inc.
260,000	4.625		08/01/27	261,032
200,000	3.250		02/15/30	188,858
81,000	2.950		03/15/31	73,788
Prosus NV(d)
200,000	3.832		02/08/51	127,850
Uber Technologies, Inc.(d)
1,280,000	4.500		08/15/29	1,273,408

				1,924,936

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc.(d)
395,000	7.000		03/15/32	372,623
Steel Dynamics, Inc.
275,000	1.650		10/15/27	259,207
Vale Overseas Ltd.
200,000	6.400		06/28/54	195,502

				827,332

Leisure Time(c)(d) – 0.3%
Carnival Corp.
1,050,000	5.875		06/15/31	1,069,436

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – 0.7%
Choice Hotels International, Inc.
$262,000	5.850%		08/01/34	$ 264,154
Hyatt Hotels Corp.
630,000	5.500		06/30/34	630,731
Las Vegas Sands Corp.
230,000	5.625		06/15/28	234,427
90,000	6.000		06/14/30	92,776
Marriott International, Inc.
475,000	5.000		10/15/27	482,757
221,000	4.875		05/15/29	224,173
400,000	2.850		04/15/31	363,288
Sands China Ltd.
200,000	5.400		08/08/28	200,930

				2,493,236

Machinery-Diversified(c) – 0.2%
AGCO Corp.
210,000	5.800		03/21/34	213,140
Ingersoll Rand, Inc.
177,000	5.314		06/15/31	183,319
204,000	5.450		06/15/34	209,616

				606,075

Media(c) – 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
98,000	4.908		07/23/25	97,989
Comcast Corp.
75,000	3.750		04/01/40	62,149

				160,138

Mining(c)(d) – 0.2%
Alumina Pty. Ltd.
285,000	6.125		03/15/30	289,309
240,000	6.375		09/15/32	244,563
Glencore Funding LLC
250,000	2.625		09/23/31	219,660

				753,532

Miscellaneous Manufacturing – 0.1%
Axon Enterprise, Inc.
55,000	6.125	(c)(d)	03/15/30	56,581
55,000	6.250	(c)(d)	03/15/33	56,817
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	220,609
Hillenbrand, Inc.(c)
169,000	6.250		02/15/29	172,125

				506,132

Oil Field Services – 0.7%
Ecopetrol SA
90,000	8.625	(c)	01/19/29	95,074
40,000	6.875	(c)	04/29/30	39,520
90,000	7.750	(c)	02/01/32	88,313
110,000	8.875	(c)	01/13/33	113,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
EQT Corp.
$109,000	3.900	%(c)	10/01/27	$ 107,533
610,000	3.625	(c)(d)	05/15/31	565,866
Occidental Petroleum Corp.
278,000	7.875		09/15/31	312,277
Petronas Capital Ltd.
200,000	4.950	(c)(d)	01/03/31	203,440
200,000	5.340	(c)(d)	04/03/35	204,702
Raizen Fuels Finance SA(c)(d)
460,000	6.700		02/25/37	450,513
Saudi Arabian Oil Co.(c)(d)
200,000	5.750		07/17/54	186,260
Sunoco LP(c)(d)
165,000	6.250		07/01/33	167,724

				2,534,522

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	367,883
Crown Americas LLC(d)
370,000	5.875		06/01/33	372,564

				740,447

Pharmaceuticals(c) – 1.1%
Cardinal Health, Inc.
247,000	5.125		02/15/29	253,175
600,000	5.350		11/15/34	611,478
Cigna Group
184,000	2.400		03/15/30	167,863
550,000	5.125		05/15/31	565,840
CVS Health Corp.
1,388,000	4.780		03/25/38	1,273,421
Opal Bidco SAS(d)
665,000	6.500		03/31/32	677,821
PRA Health Sciences, Inc.(d)
200,000	2.875		07/15/26	195,208

				3,744,806

Pipelines – 1.0%
Cheniere Energy Partners LP(c)
230,000	5.950		06/30/33	240,003
DCP Midstream Operating LP(c)
455,000	3.250		02/15/32	401,669
Energy Transfer LP
725,000	5.500	(c)	06/01/27	738,115
550,000	5.250	(c)	04/15/29	563,172
75,000	5.400	(c)	10/01/47	66,871
Galaxy Pipeline Assets Bidco Ltd.(d)
200,000	2.625		03/31/36	169,500
Global Partners LP/GLP Finance Corp.(c)(d)
135,000	8.250		01/15/32	142,039
Kinder Morgan, Inc.
500	7.750		01/15/32	577
MPLX LP(c)
225,000	4.800		02/15/29	227,099

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Corp.(c)
$235,000	4.200%		02/01/33	$ 220,200
Venture Global LNG, Inc.(c)(d)
270,000	8.375		06/01/31	280,514
Williams Cos., Inc.(c)
425,000	5.650		03/15/33	441,673

				3,491,432

Real Estate Investment Trust(c) – 1.1%
Alexandria Real Estate Equities, Inc.
350,000	3.375		08/15/31	323,537
American Homes 4 Rent LP
180,000	2.375		07/15/31	156,670
CubeSmart LP
90,000	2.500		02/15/32	77,400
Host Hotels & Resorts LP
224,000	2.900		12/15/31	196,327
Invitation Homes Operating Partnership LP
300,000	2.300		11/15/28	280,830
Kilroy Realty LP
397,000	4.750		12/15/28	394,015
NNN REIT, Inc.
400,000	4.000		11/15/25	398,812
Regency Centers LP
700,000	2.950		09/15/29	662,081
RHP Hotel Properties LP/RHP Finance Corp.(d)
110,000	6.500		06/15/33	113,252
UDR, Inc.
150,000	2.100		08/01/32	124,191
VICI Properties LP/VICI Note Co., Inc.(d)
590,000	3.750		02/15/27	580,595
WP Carey, Inc.
425,000	3.850		07/15/29	413,720

				3,721,430

Retailing(c) – 0.7%
1011778 BC ULC/New Red Finance, Inc.(d)
185,000	6.125		06/15/29	190,065
Arko Corp.(d)
255,000	5.125		11/15/29	215,105
AutoNation, Inc.
317,000	4.500		10/01/25	316,449
450,000	4.750		06/01/30	447,746
LCM Investments Holdings II LLC(d)
265,000	8.250		08/01/31	281,536
Lowe’s Cos., Inc.
425,000	1.700		09/15/28	393,193
QXO Building Products, Inc.(d)
440,000	6.750		04/30/32	454,269

				2,298,363

Semiconductors(c) – 0.5%
Broadcom, Inc.
490,000	2.600	(d)	02/15/33	419,219
240,000	3.469	(d)	04/15/34	214,078

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c) – (continued)
$651,000	3.137	%(d)	11/15/35	$ 549,125
Intel Corp.
159,000	5.150		02/21/34	158,480
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	260,356

				1,601,258

Software(c) – 1.4%
Fair Isaac Corp.(d)
295,000	6.000		05/15/33	298,384
MSCI, Inc.(d)
760,000	3.875		02/15/31	716,399
Oracle Corp.
2,239,000	2.950		04/01/30	2,089,569
490,000	2.875		03/25/31	446,738
Synopsys, Inc.
329,000	5.000		04/01/32	333,191
220,000	5.150		04/01/35	221,780
Take-Two Interactive Software, Inc.
360,000	3.700		04/14/27	356,468
VMware LLC
175,000	1.800		08/15/28	161,899
Workday, Inc.
225,000	3.500		04/01/27	222,167
150,000	3.800		04/01/32	140,999

				4,987,594

Telecommunication Services – 2.3%
AT&T, Inc.
336,000	2.300	(c)	06/01/27	323,847
100,000	1.650	(c)	02/01/28	93,840
500,000	2.750	(c)	06/01/31	453,100
175,000	4.900	(c)	08/15/37	167,697
100,000	5.150	(c)	11/15/46	92,078
Rogers Communications, Inc.(c)
1,215,000	3.200		03/15/27	1,191,368
T-Mobile USA, Inc.
375,000	1.500	(c)	02/15/26	367,605
1,000,000	3.750	(c)	04/15/27	989,910
275,000	2.050	(c)	02/15/28	259,919
520,000	2.875	(c)	02/15/31	473,517
1,500,000	3.500	(c)	04/15/31	1,409,220
350,000	5.200	(c)	01/15/33	355,569
450,000	3.000	(c)	02/15/41	329,000
Verizon Communications, Inc.
467,000	4.329		09/21/28	468,947
975,000	2.550	(c)	03/21/31	874,624

				7,850,241

TOTAL CORPORATE OBLIGATIONS (Cost $114,159,629)				$113,469,088

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 10.8%
Automotive – 0.8%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	$396,767	4.700%	09/15/27	$ 396,671
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	225,000	4.670	08/15/28	225,034
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(d)
	1,100,000	5.410	05/17/27	1,108,579
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	239,646	4.760	08/16/27	239,713
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	750,000	4.740	01/16/29	752,756

				2,722,753

Collateralized Loan Obligations(d) – 6.4%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b) (3 mo. USD Term SOFR + 2.100%)
	500,000	6.356	04/15/37	501,713
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (3 mo. USD Term SOFR + 4.900%)
	900,000	9.166	04/15/38	899,473
Apidos CLO LIII Ltd. Series 2025-53A, Class A1(b) (3 mo. USD Term SOFR + 1.320%)
	1,925,000	5.649	07/20/38	1,929,560
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.290%)
	875,000	5.560	10/20/35	875,018
CIFC Funding Ltd. Series 2023-3A, Class E(b) (3 mo. USD Term SOFR + 7.650%)
	500,000	11.920	01/20/37	507,282
CIFC Funding Ltd. Series 2023-3A, Class B(b) (3 mo. USD Term SOFR + 2.300%)
	400,000	6.570	01/20/37	402,036
CIFC Funding Ltd. Series 2019-4A, Class A1R2(b) (-1X 3 mo. USD Term SOFR + 1.300%)
	2,450,000	0.000	07/15/38	2,450,000
Crown City CLO IV Series 2022-4A, Class C1R(b) (3 mo. USD Term SOFR + 4.500%)
	650,000	8.770	04/20/37	654,365
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	3.977	04/20/38	932,048
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
	$2,500,000	5.773	07/20/38	2,500,000
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	170,959	5.902	05/20/54	171,790
Katayma CLO I Ltd. Series 2023-1A, Class B(b) (3 mo. USD Term SOFR + 2.650%)
	600,000	6.920	10/20/36	601,720
KKR CLO 57 Ltd. Series 2025-57A, Class A(b) (-1X 3 mo. USD Term SOFR + 1.400%)
	2,000,000	0.000	07/15/38	2,007,000

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
$1,195,656	5.502%	04/14/33	$ 1,196,735
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
460,000	5.302	10/14/36	460,451
OCP CLO Ltd. Series 2016-11A, Class AR3(b) (-1X 3 mo. USD Term SOFR + 1.300%)
1,175,000	0.000	07/26/38	1,175,000
Octagon 67 Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.450%)
1,700,000	5.773	07/25/38	1,707,264
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b) (3 mo. USD Term SOFR + 1.150%)
144,140	5.420	07/20/30	144,241
Southwick Park CLO LLC Series 2019-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.322%)
956,336	5.591	07/20/32	957,026
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
89,022	5.750	12/20/50	89,881
TCW CLO Ltd. Series 2023-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.380%)
1,775,000	5.722	03/31/38	1,775,000

			21,937,603

Credit Card – 0.3%
American Express Credit Account Master Trust Series 2025-3, Class A
1,050,000	4.510	04/15/32	1,064,083

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
122,544	5.109	10/25/35	120,549
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
287	4.562	01/25/32	278
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	5.034	11/25/32	239
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
324,629	4.664	04/25/37	313,912
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,343,062	4.874	04/25/37	565,916

			1,000,894

Student Loan(b) – 3.0%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
195,304	4.813	09/26/33	192,935

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b) – (continued)
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
	$600,000	6.086%	01/15/37	$ 602,486
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
	1,100,000	5.702	05/20/36	1,101,538
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
	600,000	6.420	04/20/37	602,017
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(d) (3 mo. USD Term SOFR + 1.200%)
	1,224,275	5.470	01/20/32	1,223,031
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
	1,984,653	5.470	12/27/66	1,983,720
OCP CLO Ltd. Series 2016-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.420%)
	1,175,000	5.703	04/26/36	1,175,000
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
	1,000,000	5.656	04/15/31	1,000,003
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	394,516	5.570	09/25/65	393,326
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	3.729	07/15/35	1,757,390
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	8.770	01/20/37	502,774

				10,534,220

TOTAL ASSET-BACKED SECURITIES (Cost $37,345,252)				$ 37,259,553

Municipal Debt Obligations – 1.0%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
	$210,000	7.550%	04/01/39	$ 251,681
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
	900,000	5.874	06/01/40	946,614

				1,198,295

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
	662,033	7.350	07/01/35	706,187
Illinois State GO Bonds Taxable-Pension Series 2003
	462,451	5.100	06/01/33	463,831

				1,170,018

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024
	$145,000	5.018%		11/30/33	$ 147,343
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
	360,000	4.968		11/30/32	366,830

					514,173

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
	60,000	5.175		11/15/49	53,739
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810		10/15/65	336,312

					390,051

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	230,000	6.270		02/15/50	236,441

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,624,927)					$ 3,508,978

Sovereign Debt Obligations – 1.0%
Euro – 0.2%
Ivory Coast Government International Bonds
EUR	120,000	4.875%		01/30/32	$ 126,645
	130,000	6.625		03/22/48	119,368
Romania Government International Bonds
	10,000	2.875		03/11/29	11,276
	190,000	3.624	(d)	05/26/30	212,551
	70,000	3.375		01/28/50	49,721
	80,000	3.375	(d)	01/28/50	56,824

					576,385

Sovereign – 0.1%
Hungary Government International Bonds
	$400,000	6.125		05/22/28	412,128

United States Dollar – 0.7%
Chile Government International Bonds (c)
	300,000	5.650		01/13/37	309,600
Dominican Republic International Bonds
	150,000	7.050	(c)	02/03/31	157,230
	150,000	6.600	(c)(d)	06/01/36	151,275
Ecuador Government International Bonds (d)(g)
	41,572	0.000		07/31/30	30,181
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	181,876
Mexico Government International Bonds
	624,000	3.771	(c)	05/24/61	367,536
	289,000	3.750	(c)	04/19/71	164,152

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Panama Government International Bonds(c)
$200,000	4.500%		01/19/63	$ 128,375
Peru Government International Bonds
20,000	2.780	(c)	12/01/60	10,740
100,000	3.230	(c)(h)	07/28/21	53,700
Republic of Poland Government International Bonds
290,000	5.125	(c)	09/18/34	290,580
350,000	5.500	(c)	03/18/54	323,750
Romania Government International Bonds
70,000	6.375		01/30/34	68,530
State of Israel
200,000	3.800		05/13/60	129,800

				2,367,325

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,890,572)				$ 3,355,838

Bank Loans(i) – 0.8%
Automotive – Parts – 0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
$666,563	6.577%		01/31/31	$ 667,502

Consumer Cyclical Services – 0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
668,267	6.827		12/15/27	668,033

Diversified Manufacturing – 0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
654,307	6.788		03/15/30	654,922

Lodging – 0.2%
Travel & Leisure Co.(1 mo. USD Term SOFR + 2.500%)
668,258	6.827		12/14/29	668,760

Restaurants – 0.0%
SeaWorld Parks & Entertainment, Inc.(1 mo. USD Term SOFR + 2.000%)
246,264	6.327		12/04/31	245,649

TOTAL BANK LOANS (Cost $2,916,894)				$ 2,904,866

U.S. Treasury Obligations – 6.2%
U.S. Treasury Bonds
$1,500,000	3.125%		05/15/48	$ 1,138,125
1,450,000	3.375		11/15/48	1,147,086
1,550,000	2.875		05/15/49	1,112,851
15,000	4.250		08/15/54	13,702
U.S. Treasury Inflation-Indexed Bonds
1,917,525	1.500		02/15/53	1,519,414
U.S. Treasury Notes
1,920,000	1.250		05/31/28	1,791,150
1,970,000	1.500		02/15/30	1,782,850
2,600	3.500		04/30/30	2,567

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$6,380,000	3.875%	06/30/30	$ 6,404,922
6,390,000	4.000	06/30/32	6,394,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,390,207)			$ 21,307,659

Shares	Dividend Rate		Value

Investment Company(j) – 6.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,451,283	4.231%		$ 21,451,283
(Cost $21,451,283)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 122.4% (Cost $426,456,839)			$422,504,348

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.6%
Certificates of Deposit – 0.2%
National Bank of Kuwait
$835,000	4.630%	08/28/25	$ 835,260

Commercial Paper(d)(g) – 0.4%
Reckitt Benckiser Treasury Services PLC
1,396,000	0.000	07/01/25	1,395,828

TOTAL SHORT-TERM INVESTMENTS (Cost $2,231,013)			$ 2,231,088

TOTAL INVESTMENTS – 123.0% (Cost $428,687,852)			$424,735,436

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.0)%			(79,463,228)

NET ASSETS – 100.0%			$345,272,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $87,416,276 which represents approximately 25.3% of net assets as of June 30, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Actual maturity date is July 28, 2121.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	2,392,334	NZD	2,581,213	07/11/25	$855
	AUD	746,839	USD	485,682	07/11/25	5,938
	AUD	3,080,223	USD	1,994,444	07/24/25	33,792
	AUD	3,210,100	USD	2,089,775	08/07/25	24,595
	AUD	4,320,228	USD	2,819,981	08/25/25	26,671
	AUD	7,528,604	USD	4,888,863	09/17/25	74,152
	AUD	1,838,804	USD	1,193,408	12/17/25	21,055
	BRL	532,875	USD	96,412	07/02/25	1,618
	BRL	342,063	USD	59,521	09/17/25	2,215
	CAD	928,708	USD	656,295	07/02/25	25,771
	CAD	1,035,400	USD	758,342	07/11/25	2,452
	CAD	7,094,259	USD	5,209,814	09/17/25	20,438
	CAD	942,374	USD	692,814	09/25/25	2,223
	CHF	986,818	EUR	1,054,291	07/11/25	2,655
	CHF	1,701,869	USD	2,081,659	07/29/25	71,843
	CHF	3,699,713	USD	4,556,183	09/17/25	152,759
	CLP	203,917,200	USD	218,000	07/28/25	887
	CLP	225,392,846	USD	237,341	09/17/25	4,554
	CNH	13,087,747	USD	1,824,737	07/07/25	4,659
	CNH	13,500,827	USD	1,881,626	07/09/25	5,824
	CNH	22,335,051	USD	3,068,953	07/10/25	53,804
	CNH	10,376,073	USD	1,449,812	07/11/25	1,031
	CNH	24,256,555	USD	3,337,753	07/14/25	54,787
	CNH	5,421,466	USD	756,818	07/23/25	2,001
	CNH	13,166,490	USD	1,839,666	08/06/25	5,118
	CNH	68,551,809	USD	9,603,300	09/17/25	33,809
	CNH	973,149	USD	134,646	09/18/25	2,173
	CNH	3,471,050	USD	486,462	09/22/25	1,717

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	COP	444,664,637	USD	106,438	09/17/25	$1,228
	CZK	123,319,247	USD	5,707,414	09/17/25	181,858
	CZK	5,210,499	USD	240,790	12/17/25	8,764
	EUR	4,447,161	GBP	3,795,013	07/11/25	33,023
	EUR	1,062,418	PLN	4,504,734	07/11/25	2,962
	EUR	1,933,956	SEK	21,420,597	07/11/25	14,041
	EUR	1,712,253	USD	1,954,023	07/07/25	63,854
	EUR	4,392,416	USD	5,044,591	07/16/25	135,320
	EUR	1,286,033	USD	1,470,579	07/22/25	46,702
	EUR	1,490,690	USD	1,708,322	07/23/25	50,547
	EUR	3,651,944	USD	4,241,425	07/28/25	69,125
	EUR	1,662,999	USD	1,953,192	08/04/25	10,515
	EUR	353,252	USD	414,541	08/11/25	2,774
	EUR	1,722,709	USD	1,942,010	08/19/25	94,158
	EUR	1,723,401	USD	1,963,798	08/20/25	73,318
	EUR	8,761,843	USD	10,067,794	09/17/25	307,068
	EUR	921,071	USD	1,049,094	09/18/25	41,614
	EUR	997,038	USD	1,098,037	09/19/25	82,704
	EUR	9,657,038	USD	11,372,804	09/23/25	66,513
	EUR	882,860	USD	1,032,153	12/17/25	19,221
	GBP	1,472,104	USD	1,978,508	07/21/25	42,379
	GBP	291,434	USD	394,619	08/28/25	5,565
	GBP	3,658,844	USD	4,950,090	09/17/25	74,753
	GBP	283,761	USD	383,329	12/17/25	6,519
	HUF	346,963,099	USD	978,516	09/17/25	39,962
	ILS	7,859,242	USD	2,226,232	09/17/25	109,416
	ILS	1,100,413	USD	299,959	09/18/25	27,074
	INR	103,251,053	USD	1,199,181	07/03/25	4,953
	INR	113,622,347	USD	1,318,377	07/07/25	6,974
	INR	103,116,226	USD	1,190,538	07/09/25	12,142
	INR	51,299,704	USD	596,647	07/28/25	1,103
	INR	29,045,581	USD	337,269	08/14/25	919
	INR	164,004,193	USD	1,903,582	09/17/25	2,981
	JPY	129,255,322	USD	901,362	08/05/25	20
	JPY	183,836,878	USD	1,280,197	09/17/25	7,727
	JPY	86,407,051	USD	607,897	12/17/25	3,491
	KRW	655,591,759	USD	481,814	07/02/25	3,651
	KRW	329,125,392	USD	240,000	07/07/25	3,337
	KRW	182,486,107	USD	133,865	07/09/25	1,074
	KRW	321,257,243	USD	237,431	07/11/25	156
	KRW	339,769,465	USD	251,103	07/16/25	264
	KRW	294,836,986	USD	216,967	07/28/25	1,343
	KRW	4,739,213,822	USD	3,505,878	09/17/25	13,820
	KRW	203,466,410	USD	147,313	09/18/25	3,806
	KRW	304,843,218	USD	227,443	12/17/25	180
	MXN	14,121,701	USD	727,923	07/17/25	23,235
	MXN	23,890,850	USD	1,252,114	08/12/25	15,182
	MXN	28,049,308	USD	1,457,396	09/17/25	25,021
	NOK	11,148,968	USD	1,103,502	09/17/25	3,146
	NZD	1,015,998	AUD	941,000	07/11/25	93
	NZD	5,045,978	USD	3,039,561	07/07/25	36,865
	NZD	1,157,057	USD	697,148	07/11/25	8,389
	NZD	4,569,616	USD	2,746,080	07/14/25	40,631
	NZD	2,258,668	USD	1,358,589	07/17/25	18,977
	NZD	5,929,456	USD	3,565,580	07/28/25	52,261

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	NZD	4,880,264	USD	2,911,061	07/30/25	$66,836
	NZD	823,564	USD	496,188	07/31/25	6,345
	NZD	3,356,437	USD	2,010,506	08/04/25	37,841
	NZD	8,084,337	USD	4,839,650	08/06/25	94,346
	NZD	8,798,444	USD	5,311,509	09/17/25	65,728
	PLN	5,616,948	EUR	1,318,993	07/11/25	3,067
	PLN	12,188,599	USD	3,275,379	09/17/25	99,980
	SEK	20,883,366	USD	2,194,681	09/17/25	24,065
	SEK	53,069,545	USD	5,595,040	09/18/25	43,684
	SGD	1,589,289	USD	1,243,944	07/11/25	7,043
	SGD	4,745,105	USD	3,719,603	09/17/25	33,663
	TRY	17,077,690	USD	394,002	09/17/25	5,994
	TWD	12,781,300	USD	434,000	07/25/25	7,773
	TWD	18,846,681	USD	644,502	09/17/25	15,234
	TWD	4,028,407	USD	139,720	12/17/25	3,800
	USD	246,220	CAD	331,812	12/17/25	541
	USD	846,296	CNH	6,016,848	09/17/25	440
	USD	86,637	GBP	62,948	12/17/25	156
	USD	595,456	INR	50,936,330	07/09/25	1,368
	USD	425,380	INR	36,433,116	08/01/25	919
	USD	173,775	INR	14,936,681	09/17/25	135
	USD	486,650	INR	42,005,681	12/17/25	717
	USD	916,727	JPY	130,499,177	09/11/25	3,085
	USD	114,734	JPY	16,369,547	09/17/25	52
	USD	160,816	JPY	22,710,868	09/18/25	1,691
	USD	394,550	JPY	55,623,264	12/17/25	978
	USD	155,378	KRW	209,634,250	07/09/25	365
	USD	251,402	KRW	339,769,465	07/16/25	35
	USD	451,118	KRW	603,489,818	12/17/25	499
	USD	1,537,784	NOK	15,189,526	08/15/25	30,374
	USD	1,024,265	SEK	9,614,272	09/17/25	2,800
	USD	238,374	TWD	6,854,311	07/25/25	1,461
	ZAR	9,652,924	USD	540,451	09/17/25	1,682

TOTAL						$3,104,811

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,822,234	NZD	1,968,836	07/11/25	$(1,014)
	CAD	1,371,106	USD	1,015,036	09/17/25	(4,187)
	EUR	862,042	CHF	807,008	07/11/25	(2,342)
	EUR	532,052	SEK	5,933,463	07/11/25	(413)
	GBP	1,768,129	EUR	2,071,624	07/11/25	(14,977)
	GBP	284,732	EUR	333,724	09/17/25	(4,128)
	GBP	62,967	USD	86,637	09/17/25	(162)
	INR	54,253,110	USD	632,985	07/03/25	(274)
	INR	102,385,071	USD	1,195,456	07/14/25	(1,606)
	INR	40,291,513	USD	470,462	07/16/25	(695)
	INR	103,903,782	USD	1,211,000	07/31/25	(423)
	INR	6,784,074	USD	79,532	08/14/25	(543)
	INR	284,658,511	USD	3,316,071	09/17/25	(6,889)
	JPY	280,803,847	USD	2,002,255	08/05/25	(44,028)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	JPY	96,673,823	USD	679,112	09/11/25	$(2,285)
	JPY	390,278,730	USD	2,741,418	09/17/25	(7,203)
	JPY	27,052,368	USD	192,067	09/18/25	(2,522)
	JPY	16,211,868	USD	114,734	12/17/25	(24)
	KRW	552,344,197	USD	409,305	07/09/25	(874)
	KRW	161,941,200	USD	120,000	07/16/25	(193)
	KRW	846,050,047	USD	628,623	09/17/25	(282)
	NOK	15,813,511	USD	1,600,956	08/15/25	(31,622)
	NOK	14,544,711	USD	1,453,972	09/17/25	(10,262)
	NZD	2,621,395	AUD	2,433,283	07/11/25	(3,310)
	PLN	3,176,289	EUR	748,456	07/11/25	(1,317)
	SEK	5,712,798	EUR	516,416	07/11/25	(4,495)
	SEK	356,857	EUR	32,521	07/14/25	(591)
	TWD	6,854,311	USD	237,123	07/07/25	(1,612)
	TWD	5,091,627	USD	178,278	07/31/25	(2,000)
	TWD	5,501,651	USD	192,399	08/01/25	(1,878)
	USD	1,353,562	AUD	2,073,342	07/11/25	(11,253)
	USD	1,914,045	AUD	2,966,653	07/24/25	(39,409)
	USD	2,600,674	AUD	3,984,248	08/25/25	(24,597)
	USD	6,916,012	AUD	10,630,248	09/17/25	(91,671)
	USD	93,569	BRL	532,875	07/02/25	(4,462)
	USD	95,693	BRL	532,875	08/04/25	(1,533)
	USD	214,909	BRL	1,208,380	09/17/25	(3,179)
	USD	728,273	CAD	1,030,563	07/02/25	(28,597)
	USD	1,978,615	CAD	2,708,987	07/11/25	(11,903)
	USD	3,205,301	CAD	4,405,094	09/17/25	(42,361)
	USD	757,649	CAD	1,030,563	09/25/25	(2,431)
	USD	244,560	CAD	332,916	12/17/25	(1,936)
	USD	2,066,729	CHF	1,689,663	07/29/25	(71,328)
	USD	5,065,161	CHF	4,138,406	09/17/25	(202,144)
	USD	742,757	CHF	594,174	12/17/25	(22,129)
	USD	170,423	CLP	159,536,629	09/17/25	(793)
	USD	1,824,590	CNH	13,083,594	07/07/25	(4,225)
	USD	1,910,521	CNH	13,701,383	07/09/25	(4,966)
	USD	1,949,476	CNH	14,146,347	07/10/25	(28,384)
	USD	1,786,203	CNH	12,789,243	07/11/25	(2,065)
	USD	3,712,277	CNH	27,129,992	07/14/25	(82,145)
	USD	694,945	CNH	5,059,897	07/23/25	(13,266)
	USD	5,615,815	CNH	40,106,358	09/17/25	(22,390)
	USD	136,254	CNH	973,663	09/18/25	(637)
	USD	694,945	CNH	5,038,354	09/22/25	(13,664)
	USD	1,164,620	CNH	8,241,167	12/17/25	(1,605)
	USD	48,279	COP	201,231,775	09/17/25	(445)
	USD	2,771,880	CZK	59,833,070	09/17/25	(85,527)
	USD	866,774	CZK	18,699,115	12/17/25	(28,809)
	USD	6,874,882	EUR	5,912,763	07/07/25	(93,266)
	USD	2,086,171	EUR	1,783,075	07/11/25	(15,798)
	USD	2,184,719	EUR	1,883,395	07/16/25	(36,340)
	USD	664,290	EUR	572,269	07/22/25	(10,881)
	USD	525,855	EUR	448,682	07/23/25	(3,546)
	USD	747,667	EUR	636,854	07/28/25	(4,040)
	USD	1,118,018	EUR	974,817	08/19/25	(34,174)
	USD	13,300,013	EUR	11,573,933	09/17/25	(404,633)
	USD	1,400,248	EUR	1,262,976	09/19/25	(95,429)
	USD	15,603,074	EUR	13,249,106	09/23/25	(91,254)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	859,009	EUR	728,638	12/17/25	$(8,706)
	USD	1,951,966	GBP	1,434,514	07/21/25	(17,318)
	USD	1,142,127	GBP	842,046	08/28/25	(14,130)
	USD	5,403,849	GBP	4,041,744	09/17/25	(146,851)
	USD	58,845	GBP	43,161	12/17/25	(452)
	USD	1,280,859	HUF	450,211,258	09/17/25	(40,693)
	USD	1,782,577	ILS	6,203,122	09/17/25	(60,896)
	USD	313,328	ILS	1,100,307	09/18/25	(13,673)
	USD	741,364	ILS	2,630,849	12/17/25	(41,921)
	USD	1,826,590	INR	157,389,707	07/03/25	(8,920)
	USD	1,319,528	INR	113,406,834	07/07/25	(3,309)
	USD	604,000	INR	51,890,848	07/09/25	(1,221)
	USD	128,580	INR	11,029,385	07/11/25	(46)
	USD	1,517,713	INR	130,904,798	07/16/25	(8,533)
	USD	241,000	INR	20,896,001	07/25/25	(2,520)
	USD	3,569,054	INR	309,766,276	09/17/25	(32,007)
	USD	2,678,117	JPY	402,326,505	08/05/25	(127,569)
	USD	2,363,096	JPY	340,862,184	09/17/25	(24,916)
	USD	380,247	JPY	54,701,493	09/18/25	(3,023)
	USD	176,657	JPY	25,047,410	12/17/25	(571)
	USD	481,114	KRW	655,591,759	07/02/25	(4,351)
	USD	238,596	KRW	326,278,175	07/07/25	(2,636)
	USD	385,994	KRW	525,810,191	07/09/25	(2,816)
	USD	237,160	KRW	322,477,254	07/11/25	(1,330)
	USD	457,336	KRW	623,052,299	07/14/25	(3,542)
	USD	1,746,059	KRW	2,420,225,793	09/17/25	(51,383)
	USD	660,239	KRW	932,179,815	09/18/25	(32,111)
	USD	586,757	KRW	789,757,444	12/17/25	(2,946)
	USD	714,244	MXN	13,646,967	07/17/25	(11,662)
	USD	1,957,339	MXN	37,815,523	09/17/25	(41,227)
	USD	1,134,183	NOK	11,457,556	09/17/25	(3,095)
	USD	374,497	NOK	3,779,662	12/17/25	(811)
	USD	1,457,245	NZD	2,411,060	07/07/25	(12,729)
	USD	2,108,711	NZD	3,479,445	07/11/25	(12,943)
	USD	2,839,698	NZD	4,743,899	07/14/25	(53,297)
	USD	2,457,099	NZD	4,165,987	07/17/25	(83,744)
	USD	4,744,550	NZD	7,999,578	07/28/25	(136,370)
	USD	767,020	NZD	1,272,799	07/31/25	(9,631)
	USD	2,962,197	NZD	5,018,971	08/04/25	(100,752)
	USD	6,834,799	NZD	11,275,755	09/17/25	(56,467)
	USD	284,295	NZD	466,116	12/17/25	(1,348)
	USD	4,964,116	PLN	18,478,862	09/17/25	(153,190)
	USD	1,736,587	SEK	16,631,570	09/17/25	(30,428)
	USD	5,518,999	SEK	52,348,287	09/18/25	(43,090)
	USD	1,505,798	SGD	1,916,823	07/11/25	(3,002)
	USD	333,829	SGD	426,416	09/17/25	(3,456)
	USD	402,850	TRY	17,458,401	09/17/25	(6,062)
	USD	230,204	TWD	6,854,311	07/07/25	(5,307)
	USD	461,073	TWD	13,503,673	07/28/25	(6,132)
	USD	1,162,281	TWD	33,908,427	09/17/25	(24,699)
	USD	227,643	ZAR	4,095,279	07/18/25	(3,342)
	USD	1,066,804	ZAR	19,040,250	09/17/25	(2,546)

TOTAL						$(3,253,086)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	3.000%	TBA - 30yr	07/15/25	$(2,000,000)	$(1,767,318)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(3,000,000)	(2,373,749)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/15/25	(6,000,000)	(5,188,128)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(25,000,000)	(23,904,295)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/25	(26,000,000)	(25,477,962)

(PROCEEDS RECEIVED: $(57,902,266))					$(58,711,452)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	134	09/19/25	$15,024,750	$158,917
2 Year U.S. Treasury Notes	95	09/30/25	19,762,227	38,008
20 Year U.S. Treasury Bonds	161	09/19/25	18,590,469	582,855
5 Year U.S. Treasury Notes	343	09/30/25	37,387,000	388,518
ICE 3M Sonia Bonds	86	03/17/26	28,445,110	39,907
Ultra Long U.S. Treasury Bonds	175	09/19/25	20,846,875	757,465

Total				$1,965,670

Short position contracts:
30 Year German Euro-Buxl	(1)	09/08/25	(139,870)	1,812
French 10 Year Government Bonds	(1)	09/08/25	(145,877)	894

Total				$2,706

TOTAL FUTURES CONTRACTS				$1,968,376

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(a)	1.892%(a)	09/17/25	EUR	204,430	(b)	$(7,851)	$(7)	$(7,844)
1M BID Average(a)	13.750(a)	01/04/27	BRL	21,120		(12,757)	(24,812)	12,055
13.750%(c)	1M BID Average(c)	01/04/27		24,720		14,932	14,160	772
12M SOFR(a)	3.620(a)	06/30/27		$21,810	(b)	86,658	(12,485)	99,143
Mexico Interbank TIIE 28 Days(d)	8.250(d)	09/15/27	MXN	10,310	(b)	8,294	6,964	1,330
1M CNRR(e)	1.500(e)	09/17/27	CNY	33,890	(b)	4,163	(2,828)	6,991
6M EURO(f)	1.500(a)	09/17/27	EUR	2,470	(b)	(28,194)	(26,493)	(1,701)
12M THOR(e)	1.750(e)	09/17/27	THB	9,830	(b)	3,440	736	2,704
8.250(e)	12M CPIBR(e)	09/17/27	COP	5,092,170	(b)	1,389	(8,386)	9,775
0.750(a)	12M JYOR(a)	09/17/27	JPY	1,748,000	(b)	6,496	9,585	(3,089)
3.500(a)	12M SOFR(a)	09/17/27		$690	(b)	(2,019)	648	(2,667)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(a)	12M SOFR(a)	09/17/27		$32,630	(b)	$(251,137)	$(77,861)	$(173,276)
12M EURO(a)	2.000%(a)	09/17/27	EUR	1,960	(b)	10,170	10,335	(165)
3M STIBOR(e)	2.250(a)	09/17/27	SEK	198,260	(b)	151,766	91,805	59,961
12M CDOR(f)	2.500(f)	09/17/27	CAD	1,970	(b)	1,536	252	1,284
12M CDOR(f)	2.750(f)	09/17/27		29,840	(b)	128,971	77,289	51,682
6M PRIBOR(f)	3.500(a)	09/17/27	CZK	5,900	(b)	(137)	1,656	(1,793)
3M AUDOR(e)	3.500(e)	09/17/27	AUD	4,470	(b)	23,100	16,890	6,210
12M GBP(a)	3.500(a)	09/17/27	GBP	300	(b)	(244)	(1,825)	1,581
12M GBP(a)	3.750(a)	09/17/27		22,130	(b)	124,815	14,680	110,135
12M SOFR(a)	3.750(a)	09/17/27		$1,030	(b)	7,927	2,452	5,475
3.750(e)	3M AUDOR(e)	09/17/27	AUD	53,600	(b)	(446,277)	(385,138)	(61,139)
7.500(e)	3M JIBAR(e)	09/17/27	ZAR	14,390	(b)	(8,436)	(7,927)	(509)
2.500(e)	3M KWCDC(e)	09/17/27	KRW	278,830	(b)	(512)	(217)	(295)
6M NIBOR(f)	4.250(a)	09/17/27	NOK	191,450	(b)	184,097	73,927	110,170
6M WIBOR(f)	4.750(a)	09/17/27	PLN	3,990	(b)	12,354	5,194	7,160
12M CLICP(f)	5.500(f)	09/17/27	CLP	164,320	(b)	3,933	3,666	267
12M MIBOR(f)	6.000(f)	09/17/27	INR	234,080	(b)	23,457	7,193	16,264
6M BUBOR(f)	6.250(a)	09/17/27	HUF	445,130	(b)	6,302	12,594	(6,292)
4.250(a)	6M WIBOR(f)	09/17/27	PLN	7,930	(b)	(4,102)	(1,650)	(2,452)
3M EURO(e)	2.143(c)	11/20/27	EUR	101,700	(b)	122,625	(759,441)	882,066
2.180(c)	6M EURO(f)	11/20/27		101,700	(b)	(80,444)	(717,896)	637,452
6M EURO(f)	2.500(a)	05/14/28		6,432	(b)	56,849	(105,604)	162,453
12M SOFR(c)	3.368(c)	06/23/28		$23,430	(b)	36,356	(644)	37,000
1M BID Average(a)	13.250(a)	01/02/29	BRL	8,390		6,705	(4,273)	10,978
6M EURO(f)	2.325(a)	02/25/29	EUR	5,262	(b)	3,948	(307,248)	311,196
3.620(a)	12M SOFR(a)	11/30/29		$24,240	(b)	(254,098)	(17,694)	(236,404)
3.600(a)	12M SOFR(a)	11/30/29		20,840	(b)	(202,127)	23,430	(225,557)
1M BID Average(c)	13.250(c)	01/02/30	BRL	3,970		3,898	(14,719)	18,617
13.250(c)	1M BID Average(c)	01/02/30		3,970		(3,898)	4,015	(7,913)
3.600(a)	12M SOFR(a)	06/23/30		$24,740	(b)	(61,026)	5,640	(66,666)
Mexico Interbank TIIE 28 Days(d)	8.500(d)	09/11/30	MXN	15,420	(b)	27,487	25,469	2,018
1.000(a)	12M JYOR(a)	09/17/30	JPY	6,007,400	(b)	(129,535)	(99,527)	(30,008)
2.000(e)	12M THOR(e)	09/17/30	THB	40,700	(b)	(43,864)	(13,295)	(30,569)
1.500(e)	1M CNRR(e)	09/17/30	CNY	14,520	(b)	(2,511)	9,409	(11,920)
6M EURO(f)	2.000(a)	09/17/30	EUR	6,090	(b)	(96,537)	(92,085)	(4,452)
12M CDOR(f)	2.750(f)	09/17/30	CAD	4,300	(b)	19,061	1,691	17,370
12M GBP(a)	3.750(a)	09/17/30	GBP	5,880	(b)	40,714	(28,496)	69,210
3M NZDOR(e)	3.750(f)	09/17/30	NZD	9,590	(b)	38,118	29,355	8,763
2.000(a)	6M EURO(f)	09/17/30	EUR	870	(b)	13,791	12,610	1,181
3M JIBAR(e)	8.000(e)	09/17/30	ZAR	14,550	(b)	21,272	12,581	8,691
12M CPIBR(e)	8.750(e)	09/17/30	COP	2,129,060	(b)	772	10,749	(9,977)
12M SOFR(a)	3.845(a)	05/21/32		$4,770	(b)	65,621	(2,337)	67,958
12M SOFR(a)	3.750(a)	09/17/32		80(b	)	1,188	(60)	1,248
1.295(a)	12M JYOR(a)	08/02/34	JPY	912,780	(b)	30,991	(274,115)	305,106
3.750(a)	6M PRIBOR(f)	03/19/35	CZK	7,220		2,762	(114)	2,876
12M SOFR(a)	4.098(a)	06/24/35		$6,030	(b)	22,357	(2,178)	24,535
Mexico Interbank TIIE 28 Days(d)	8.750(d)	09/05/35	MXN	7,300	(b)	17,135	6,080	11,055
12M CHFOR(a)	0.500(a)	09/17/35	CHF	170	(b)	(1,084)	(354)	(730)
1.250(a)	12M JYOR(a)	09/17/35	JPY	1,533,000	(b)	(429)	32,819	(33,248)
3.750(a)	12M SOFR(a)	09/17/35		$2,450	(b)	(14,729)	33,718	(48,447)
6M EURO(f)	2.000(a)	09/17/35	EUR	930	(b)	(60,104)	(64,213)	4,109
3M STIBOR(e)	2.750(a)	09/17/35	SEK	15,140	(b)	28,546	10,920	17,626
12M CDOR(f)	3.000(f)	09/17/35	CAD	1,380	(b)	1,089	(8,724)	9,813

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M GBP(a)	3.750%(a)	09/17/35	GBP	1,120	(b)	$(30,252)	$(45,787)	$15,535
12M SOFR(a)	3.750(a)	09/17/35		$2,800	(b)	16,833	(21,864)	38,697
3M NZDOR(e)	4.250(f)	09/17/35	NZD	5,840	(b)	40,620	35,151	5,469
12M CLICP(f)	5.750(f)	09/17/35	CLP	413,020	(b)	21,909	23,170	(1,261)
6M BUBOR(f)	6.750(a)	09/17/35	HUF	36,410	(b)	1,390	839	551
4.500%(f)	6M AUDOR(f)	09/17/35	AUD	100	(b)	(2,360)	(1,899)	(461)
4.250(a)	6M NIBOR(f)	09/17/35	NOK	33,160	(b)	(134,511)	(67,239)	(67,272)
12M CPIBR(e)	9.250(e)	09/17/35	COP	357,360	(b)	(339)	2,913	(3,252)
3M JIBAR(e)	9.250(e)	09/17/35	ZAR	6,850	(b)	20,707	4,014	16,693
12M JYOR(a)	2.160(a)	08/02/44	JPY	1,027,650	(b)	(225,494)	(357,500)	132,006
6M EURO(f)	2.000(a)	09/17/45	EUR	1,280	(b)	(190,382)	(167,607)	(22,775)
2.000(a)	6M EURO(f)	05/17/53		2,304	(b)	193,222	(28,327)	221,549
2.500(a)	6M EURO(f)	11/10/53		1,588	(b)	48,709	(174,535)	223,244
4.213(a)	12M SOFR(a)	05/21/55		$2,750	(b)	(24,275)	20,773	(45,048)
12M JYOR(a)	1.750(a)	09/17/55	JPY	465,000	(b)	(348,937)	(342,965)	(5,972)
1.750(a)	6M EURO(f)	09/17/55	EUR	1,620	(b)	394,927	350,637	44,290
12M EURO(a)	2.530(a)	03/19/56		1,830	(b)	(66,393)	(15,078)	(51,315)
2.610(a)	6M EURO(f)	03/19/56		1,830	(b)	74,738	6,850	67,888
2.500(a)	6M EURO(f)	09/17/75		650	(b)	37,066	12,377	24,689

TOTAL						$(519,789)	$(3,260,211)	$2,740,422

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(c)	Payments made at maturity.
(d)	Payments made at monthly.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.041%	JPMorgan Securities, Inc.	12/15/56	$375	$(42,651)	$(46,453)	$3,802

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 43	1.000%	0.453%	12/20/29	$23,000	$524,979	$423,022	$101,957

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	2,370,000	$2,370,000	$11,434	$29,992	$(18,558)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	2,980,000	2,980,000	18,587	40,476	(21,889)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	2,390,000	2,390,000	17,574	35,923	(18,349)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	6,830,000	6,830,000	52,143	46,353	5,790
9M IRS	BNP Paribas SA	2.450	03/24/2026	1,280,000	1,280,000	17,165	20,254	(3,089)

Total purchased option contracts				15,850,000	$15,850,000	$116,903	$172,998	$(56,095)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(700,000)	(700,000)	(4,735)	(30,072)	25,337
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(870,000)	(870,000)	(6,632)	(40,186)	33,554
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(710,000)	(710,000)	(9,463)	(36,275)	26,812
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(640,000)	(640,000)	(27,882)	(46,584)	18,702
9M IRS	BNP Paribas SA	2.498	03/24/2026	(540,000)	(540,000)	(16,179)	(20,351)	4,172
1M IRS	BofA Securities LLC	2.582	07/16/2025	(1,590,000)	(1,590,000)	(6,954)	(12,319)	5,365
1M IRS	Citibank NA	2.606	07/30/2025	(1,570,000)	(1,570,000)	(11,542)	(11,651)	109
1M IRS	Citibank NA	3.692	07/30/2025	(1,760,000)	(1,760,000)	(15,558)	(14,590)	(968)
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(1,810,000)	(1,810,000)	(40,111)	(15,385)	(24,726)
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(1,780,000)	(1,780,000)	(35,920)	(15,486)	(20,434)
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(1,590,000)	(1,590,000)	(5,789)	(11,690)	5,901
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(1,620,000)	(1,620,000)	(6,198)	(11,844)	5,646
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(1,780,000)	(1,780,000)	(20,583)	(15,620)	(4,963)

				(16,960,000)	$(16,960,000)	$(207,546)	$(282,053)	$74,507

Puts
1M IRS	BofA Securities LLC	2.582	07/16/2025	(1,590,000)	(1,590,000)	(11,005)	(12,319)	1,314
1M IRS	Citibank NA	2.606	07/30/2025	(1,570,000)	(1,570,000)	(12,212)	(11,651)	(561)
1M IRS	Citibank NA	3.692	07/30/2025	(1,760,000)	(1,760,000)	(14,087)	(14,590)	503
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(1,810,000)	(1,810,000)	(378)	(15,385)	15,007
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(1,780,000)	(1,780,000)	(1,686)	(15,486)	13,800
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(1,590,000)	(1,590,000)	(17,268)	(11,690)	(5,578)
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(1,620,000)	(1,620,000)	(7,651)	(11,844)	4,193

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
1M IRS	MS & Co. Int. PLC	3.768%	07/23/2025	(1,780,000)	$(1,780,000)	$(7,873)	$(15,620)	$7,747

				(13,500,000)	$(13,500,000)	$(72,160)	$(108,585)	$36,425

Total written option contracts				(30,460,000)	$(30,460,000)	$(279,706)	$(390,638)	$110,932

TOTAL				(14,610,000)	$(14,610,000)	$(162,803)	$(217,640)	$54,837

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$7.190	08/04/2025	4,803,000	$4,803,000	$9,640	$23,823	$(14,183)
Call USD/Put CNY	BNP Paribas SA	7.217	07/07/2025	3,621,000	3,621,000	735	23,040	(22,305)
Call USD/Put MXN	BofA Securities LLC	18.950	08/08/2025	2,428,000	2,428,000	26,849	31,807	(4,958)
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	4,917,000	4,917,000	44	48,401	(48,357)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	4,910,000	4,910,000	—	35,081	(35,081)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	1,225,000	1,225,000	1,087	20,828	(19,741)
Call EUR/Put USD	Deutsche Bank AG (London)	1.142	09/17/2025	2,232,000	2,232,000	102,835	30,324	72,511
Call USD/Put CNY	Deutsche Bank AG (London)	7.480	07/10/2025	2,391,000	2,391,000	—	932	(932)
Call USD/Put INR	HSBC Bank PLC	85.300	08/12/2025	1,203,000	1,203,000	13,302	13,408	(106)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/08/2025	4,902,000	4,902,000	—	34,535	(34,535)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	4,919,000	4,919,000	266	53,947	(53,681)
Call USD/Put TWD	Standard Chartered Bank	29.450	07/31/2025	4,852,000	4,852,000	18,549	23,590	(5,041)

				42,403,000	$42,403,000	$173,307	$339,716	$(166,409)

Puts
Put USD/Call CNY	Barclays Bank PLC	7.070	07/10/2025	2,455,000	2,455,000	989	10,876	(9,887)
Put AUD/Call USD	BNP Paribas SA	0.637	07/22/2025	7,462,000	7,462,000	6,915	51,032	(44,117)
Put AUD/Call USD	BNP Paribas SA	0.648	08/05/2025	7,528,000	7,528,000	30,223	56,377	(26,154)
Put EUR/Call USD	BNP Paribas SA	1.167	07/31/2025	4,170,000	4,170,000	25,548	37,335	(11,787)
Put EUR/Call USD	BNP Paribas SA	1.165	08/07/2025	2,085,000	2,085,000	13,231	20,273	(7,042)
Put EUR/Call USD	BNP Paribas SA	1.118	08/15/2025	4,265,000	4,265,000	3,090	53,142	(50,052)
Put EUR/Call USD	BNP Paribas SA	1.137	08/18/2025	2,125,000	2,125,000	4,325	25,522	(21,197)
Put EUR/Call USD	BNP Paribas SA	1.156	08/18/2025	2,099,000	2,099,000	10,459	22,762	(12,303)
Put USD/Call CAD	BNP Paribas SA	1.362	08/06/2025	2,408,000	2,408,000	20,639	24,213	(3,574)
Put EUR/Call USD	BofA Securities LLC	1.150	07/14/2025	4,190,000	4,190,000	2,591	31,260	(28,669)
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	8,082,000	8,082,000	1,345	42,779	(41,434)
Put NZD/Call USD	BofA Securities LLC	0.601	07/24/2025	7,963,000	7,963,000	22,192	47,577	(25,385)
Put USD/Call JPY	BofA Securities LLC	144.100	08/01/2025	4,936,000	4,936,000	72,895	57,174	15,721
Put EUR/Call USD	Citibank NA	1.148	07/24/2025	4,190,000	4,190,000	6,332	35,335	(29,003)
Put NZD/Call USD	Citibank NA	0.592	07/10/2025	8,049,000	8,049,000	2,885	46,465	(43,580)
Put NZD/Call USD	Citibank NA	0.589	07/24/2025	3,997,000	3,997,000	3,579	34,286	(30,707)
Put NZD/Call USD	Citibank NA	0.601	07/28/2025	8,143,000	8,143,000	24,783	48,658	(23,875)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	Citibank NA	$0.605	08/04/2025	12,075,000	$12,075,000	$60,774	$79,834	$(19,060)
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	2,455,000	2,455,000	989	5,254	(4,265)
Put USD/Call JPY	Citibank NA	137.750	08/01/2025	2,986,000	2,986,000	7,647	54,614	(46,967)
Put EUR/Call USD	Deutsche Bank AG (London)	1.134	07/03/2025	4,205,000	4,205,000	5	31,475	(31,470)
Put EUR/Call USD	Deutsche Bank AG (London)	1.128	07/14/2025	4,254,000	4,254,000	226	40,534	(40,308)
Put EUR/Call USD	Deutsche Bank AG (London)	1.135	07/18/2025	3,156,000	3,156,000	1,034	26,944	(25,910)
Put AUD/Call USD	HSBC Bank PLC	0.645	07/22/2025	7,468,000	7,468,000	14,603	46,985	(32,382)
Put EUR/Call USD	HSBC Bank PLC	1.168	07/24/2025	3,127,000	3,127,000	16,988	26,660	(9,672)
Put USD/Call CNY	HSBC Bank PLC	7.085	07/08/2025	4,902,000	4,902,000	1,735	15,905	(14,170)
Put USD/Call INR	HSBC Bank PLC	85.300	08/12/2025	1,203,000	1,203,000	5,219	13,407	(8,188)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.063	09/17/2025	2,232,000	2,232,000	318	20,723	(20,405)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.603	07/24/2025	3,988,000	3,988,000	13,319	25,940	(12,621)
Put EUR/Call USD	Standard Chartered Bank	1.111	07/14/2025	4,190,000	4,190,000	20	34,992	(34,972)
Put EUR/Call USD	Standard Chartered Bank	1.151	07/24/2025	3,142,000	3,142,000	5,814	25,565	(19,751)
Put NZD/Call USD	Standard Chartered Bank	0.603	07/10/2025	7,975,000	7,975,000	12,979	39,233	(26,254)
Put NZD/Call USD	Standard Chartered Bank	0.588	07/28/2025	6,059,000	6,059,000	5,743	41,314	(35,571)
Put NZD/Call USD	UBS AG (London)	0.597	07/31/2025	7,978,000	7,978,000	19,228	57,991	(38,763)

				165,542,000	$165,542,000	$418,662	$1,232,436	$(813,774)

Total purchased option contracts				207,945,000	$207,945,000	$591,969	$1,572,152	$(980,183)

Written option contracts
Calls
Call EUR/Put PLN	Barclays Bank PLC	4.260	07/03/2025	(1,063,000)	(1,063,000)	(1,122)	(7,725)	6,603
Call USD/Put CNY	Barclays Bank PLC	7.217	07/07/2025	(3,621,000)	(3,621,000)	(735)	(6,373)	5,638
Call USD/Put CNY	Barclays Bank PLC	7.480	07/10/2025	(2,391,000)	(2,391,000)	—	(11,357)	11,357
Call EUR/Put GBP	BNP Paribas SA	0.843	07/09/2025	(1,053,000)	(1,053,000)	(23,338)	(5,900)	(17,438)
Call USD/Put CNY	BNP Paribas SA	7.290	07/10/2025	(2,459,500)	(2,459,500)	(133)	(42,402)	42,269
Call USD/Put INR	BNP Paribas SA	85.300	08/12/2025	(1,203,000)	(1,203,000)	(13,301)	(13,810)	509
Call AUD/Put NZD	BofA Securities LLC	1.078	07/10/2025	(1,842,000)	(1,842,000)	(5,147)	(6,226)	1,079
Call AUD/Put NZD	BofA Securities LLC	1.079	07/24/2025	(1,863,000)	(1,863,000)	(6,047)	(5,997)	(50)
Call EUR/Put CHF	BofA Securities LLC	0.939	07/09/2025	(1,052,000)	(1,052,000)	(2,004)	(7,980)	5,976
Call EUR/Put PLN	BofA Securities LLC	4.241	07/30/2025	(1,037,000)	(1,037,000)	(9,163)	(6,832)	(2,331)
Call EUR/Put SEK	BofA Securities LLC	11.130	07/31/2025	(1,035,000)	(1,035,000)	(9,567)	(8,633)	(934)
Call USD/Put CAD	BofA Securities LLC	1.364	07/30/2025	(1,214,000)	(1,214,000)	(6,492)	(8,204)	1,712
Call USD/Put CNY	BofA Securities LLC	7.208	07/21/2025	(1,225,000)	(1,225,000)	(1,087)	(23,562)	22,475
Call USD/Put CNY	BofA Securities LLC	7.160	07/24/2025	(1,210,000)	(1,210,000)	(3,398)	(5,352)	1,954
Call USD/Put INR	BofA Securities LLC	85.800	07/29/2025	(1,211,000)	(1,211,000)	(7,308)	(7,890)	582
Call USD/Put JPY	BofA Securities LLC	158.500	08/01/2025	(4,936,000)	(4,936,000)	(64)	(51,976)	51,912
Call USD/Put SGD	BofA Securities LLC	1.270	07/29/2025	(1,211,000)	(1,211,000)	(6,519)	(8,074)	1,555
Call AUD/Put NZD	Citibank NA	1.076	07/03/2025	(1,856,000)	(1,856,000)	(4,598)	(5,806)	1,208
Call AUD/Put NZD	Citibank NA	1.075	07/17/2025	(1,836,000)	(1,836,000)	(7,667)	(6,161)	(1,506)
Call EUR/Put GBP	Citibank NA	0.842	07/01/2025	(1,061,000)	(1,061,000)	(23,628)	(7,127)	(16,501)
Call EUR/Put GBP	Citibank NA	0.856	07/17/2025	(1,045,000)	(1,045,000)	(7,902)	(6,341)	(1,561)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put CNY	Citibank NA	$7.540	07/08/2025	(4,902,000)	$(4,902,000)	$—	$(18,587)	$18,587
Call USD/Put CNY	Citibank NA	7.150	07/31/2025	(1,213,000)	(1,213,000)	(4,585)	(5,546)	961
Call EUR/Put SEK	Deutsche Bank AG (London)	10.970	07/10/2025	(1,048,000)	(1,048,000)	(19,704)	(8,293)	(11,411)
Call USD/Put CNY	Deutsche Bank AG (London)	7.320	07/08/2025	(4,917,036)	(4,917,036)	(44)	(22,569)	22,525
Call USD/Put CNY	Deutsche Bank AG (London)	7.170	07/08/2025	(1,205,000)	(1,205,000)	(1,462)	(5,607)	4,145
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(1,834,000)	(1,834,000)	(3,456)	(5,144)	1,688
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(1,858,000)	(1,858,000)	(7,637)	(6,304)	(1,333)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(1,061,000)	(1,061,000)	(2,727)	(8,152)	5,425
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(1,056,000)	(1,056,000)	(23,376)	(8,679)	(14,697)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(1,051,000)	(1,051,000)	(10,017)	(8,858)	(1,159)
Call EUR/Put USD	JPMorgan Securities, Inc.	1.142	09/17/2025	(2,232,000)	(2,232,000)	(102,835)	(18,649)	(84,186)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/10/2025	(4,910,000)	(4,910,000)	—	(18,236)	18,236
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	(2,459,500)	(2,459,500)	(133)	(44,935)	44,802
Call USD/Put SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(1,213,000)	(1,213,000)	(6,593)	(7,982)	1,389
Call AUD/Put NZD	MS & Co. Int. PLC	1.078	07/15/2025	(1,848,000)	(1,848,000)	(5,635)	(6,388)	753
Call EUR/Put GBP	MS & Co. Int. PLC	0.854	07/29/2025	(1,042,000)	(1,042,000)	(11,184)	(6,319)	(4,865)
Call USD/Put SGD	MS & Co. Int. PLC	1.285	07/21/2025	(1,205,000)	(1,205,000)	(1,434)	(7,456)	6,022
Call USD/Put CAD	Royal Bank of Canada	1.361	07/15/2025	(2,413,000)	(2,413,000)	(11,594)	(16,629)	5,035
Call USD/Put CAD	Royal Bank of Canada	1.367	07/22/2025	(1,205,000)	(1,205,000)	(4,437)	(8,083)	3,646
Call EUR/Put USD	Standard Chartered Bank	1.188	07/14/2025	(4,190,000)	(4,190,000)	(17,635)	(36,376)	18,741
Call USD/Put TWD	Standard Chartered Bank	28.850	07/31/2025	(2,426,000)	(2,426,000)	(29,641)	(33,612)	3,971
Call AUD/Put NZD	UBS AG (London)	1.082	07/22/2025	(1,867,000)	(1,867,000)	(3,964)	(6,283)	2,319
Call EUR/Put PLN	UBS AG (London)	4.280	07/07/2025	(1,056,000)	(1,056,000)	(724)	(8,365)	7,641

				(83,636,036)	$(83,636,036)	$(408,037)	$(570,780)	$162,743

Puts
Put EUR/Call PLN	Barclays Bank PLC	4.260	07/03/2025	(1,063,000)	(1,063,000)	(4,877)	(7,725)	2,848
Put USD/Call JPY	Barclays Bank PLC	137.750	08/01/2025	(2,986,000)	(2,986,000)	(7,647)	(50,732)	43,085
Put AUD/Call USD	BNP Paribas SA	0.645	07/22/2025	(7,468,000)	(7,468,000)	(14,603)	(81,370)	66,767
Put AUD/Call USD	BNP Paribas SA	0.637	07/22/2025	(7,462,000)	(7,462,000)	(6,915)	(19,064)	12,149
Put EUR/Call GBP	BNP Paribas SA	0.843	07/09/2025	(1,053,000)	(1,053,000)	(24)	(5,900)	5,876
Put EUR/Call USD	BNP Paribas SA	1.150	07/14/2025	(4,190,000)	(4,190,000)	(2,591)	(24,303)	21,712
Put EUR/Call USD	BNP Paribas SA	1.148	07/24/2025	(4,190,000)	(4,190,000)	(6,332)	(11,085)	4,753
Put EUR/Call USD	BNP Paribas SA	1.137	08/18/2025	(2,125,000)	(2,125,000)	(4,325)	(10,709)	6,384
Put USD/Call CAD	BNP Paribas SA	1.332	08/06/2025	(3,611,000)	(3,611,000)	(5,850)	(14,515)	8,665
Put USD/Call INR	BNP Paribas SA	85.300	08/12/2025	(1,203,000)	(1,203,000)	(5,220)	(13,811)	8,591
Put AUD/Call NZD	BofA Securities LLC	1.078	07/10/2025	(1,842,000)	(1,842,000)	(2,946)	(6,227)	3,281
Put AUD/Call NZD	BofA Securities LLC	1.079	07/24/2025	(1,863,000)	(1,863,000)	(5,190)	(5,998)	808
Put EUR/Call CHF	BofA Securities LLC	0.939	07/09/2025	(1,052,000)	(1,052,000)	(7,870)	(7,980)	110

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put EUR/Call PLN	BofA Securities LLC	$4.241	07/30/2025	(1,037,000)	$(1,037,000)	$(4,614)	$(6,832)	$2,218
Put EUR/Call SEK	BofA Securities LLC	11.130	07/31/2025	(1,035,000)	(1,035,000)	(7,941)	(8,633)	692
Put EUR/Call USD	BofA Securities LLC	1.134	07/03/2025	(4,205,000)	(4,205,000)	(5)	(7,682)	7,677
Put EUR/Call USD	BofA Securities LLC	1.063	09/17/2025	(2,232,000)	(2,232,000)	(318)	(16,007)	15,689
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	(8,082,000)	(8,082,000)	(1,345)	(23,085)	21,740
Put USD/Call CAD	BofA Securities LLC	1.364	07/30/2025	(1,214,000)	(1,214,000)	(10,185)	(8,204)	(1,981)
Put USD/Call CNY	BofA Securities LLC	7.160	07/24/2025	(1,210,000)	(1,210,000)	(6,071)	(5,352)	(719)
Put USD/Call INR	BofA Securities LLC	85.800	07/29/2025	(1,211,000)	(1,211,000)	(6,968)	(7,890)	922
Put USD/Call SGD	BofA Securities LLC	1.270	07/29/2025	(1,211,000)	(1,211,000)	(7,672)	(8,074)	402
Put AUD/Call NZD	Citibank NA	1.076	07/03/2025	(1,856,000)	(1,856,000)	(600)	(5,806)	5,206
Put AUD/Call NZD	Citibank NA	1.075	07/17/2025	(1,836,000)	(1,836,000)	(2,805)	(6,161)	3,356
Put EUR/Call GBP	Citibank NA	0.842	07/01/2025	(1,061,000)	(1,061,000)	—	(7,127)	7,127
Put EUR/Call GBP	Citibank NA	0.856	07/17/2025	(1,045,000)	(1,045,000)	(2,638)	(6,341)	3,703
Put EUR/Call USD	Citibank NA	1.128	07/14/2025	(4,254,000)	(4,254,000)	(226)	(8,092)	7,866
Put NZD/Call USD	Citibank NA	0.601	07/24/2025	(11,944,500)	(11,944,500)	(33,288)	(141,416)	108,128
Put NZD/Call USD	Citibank NA	0.588	07/28/2025	(6,059,000)	(6,059,000)	(5,743)	(13,768)	8,025
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(4,910,000)	(4,910,000)	(1,979)	(33,413)	31,434
Put USD/Call CNY	Citibank NA	7.150	07/31/2025	(1,213,000)	(1,213,000)	(6,208)	(5,546)	(662)
Put USD/Call JPY	Citibank NA	144.100	08/01/2025	(3,084,508)	(3,084,508)	(45,552)	(125,700)	80,148
Put EUR/Call SEK	Deutsche Bank AG (London)	10.970	07/10/2025	(1,048,000)	(1,048,000)	(379)	(8,293)	7,914
Put EUR/Call USD	Deutsche Bank AG (London)	1.111	07/14/2025	(4,190,000)	(4,190,000)	(20)	(17,709)	17,689
Put EUR/Call USD	Deutsche Bank AG (London)	1.118	08/15/2025	(4,265,000)	(4,265,000)	(3,090)	(24,218)	21,128
Put USD/Call CNY	Deutsche Bank AG (London)	7.170	07/08/2025	(1,205,000)	(1,205,000)	(4,137)	(5,607)	1,470
Put EUR/Call USD	HSBC Bank PLC	1.151	07/24/2025	(3,142,000)	(3,142,000)	(5,814)	(10,371)	4,557
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(1,834,000)	(1,834,000)	(1,757)	(5,144)	3,387
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(1,858,000)	(1,858,000)	(5,196)	(6,304)	1,108
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(1,061,000)	(1,061,000)	(696)	(8,152)	7,456
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(1,056,000)	(1,056,000)	(2)	(8,679)	8,677
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(1,051,000)	(1,051,000)	(5,054)	(8,858)	3,804
Put NZD/Call USD	JPMorgan Securities, Inc.	0.589	07/24/2025	(3,997,000)	(3,997,000)	(3,579)	(9,936)	6,357
Put USD/Call CNY	JPMorgan Securities, Inc.	7.085	07/08/2025	(4,902,000)	(4,902,000)	(1,735)	(33,642)	31,907
Put USD/Call SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(1,213,000)	(1,213,000)	(9,705)	(7,982)	(1,723)
Put AUD/Call NZD	MS & Co. Int. PLC	1.078	07/15/2025	(1,848,000)	(1,848,000)	(3,474)	(6,388)	2,914
Put EUR/Call GBP	MS & Co. Int. PLC	0.854	07/29/2025	(1,042,000)	(1,042,000)	(3,056)	(6,319)	3,263
Put USD/Call SGD	MS & Co. Int. PLC	1.285	07/21/2025	(1,205,000)	(1,205,000)	(16,071)	(7,456)	(8,615)
Put USD/Call CAD	Royal Bank of Canada	1.361	07/15/2025	(2,413,000)	(2,413,000)	(11,833)	(16,629)	4,796
Put USD/Call CAD	Royal Bank of Canada	1.367	07/22/2025	(1,205,000)	(1,205,000)	(10,275)	(8,083)	(2,192)
Put EUR/Call USD	Standard Chartered Bank	1.135	07/18/2025	(3,156,000)	(3,156,000)	(1,034)	(9,482)	8,448
Put NZD/Call USD	Standard Chartered Bank	0.592	07/10/2025	(8,049,000)	(8,049,000)	(2,885)	(16,120)	13,235

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put NZD/Call USD	Standard Chartered Bank	$0.597	07/31/2025	(7,978,000)	$(7,978,000)	$(19,228)	$(92,700)	$73,472
Put AUD/Call NZD	UBS AG (London)	1.082	07/22/2025	(1,867,000)	(1,867,000)	(7,024)	(6,283)	(741)
Put EUR/Call PLN	UBS AG (London)	4.280	07/07/2025	(1,056,000)	(1,056,000)	(10,083)	(8,365)	(1,718)
Put NZD/Call USD	UBS AG (London)	0.603	07/10/2025	(7,975,000)	(7,975,000)	(12,979)	(63,895)	50,916
Put USD/Call JPY	UBS AG (London)	144.100	08/01/2025	(1,851,492)	(1,851,492)	(27,343)	(55,822)	28,479

				(169,275,500)	$(169,275,500)	$(384,997)	$(1,156,985)	$771,988

Total written option contracts				(252,911,536)	$(252,911,536)	$(793,034)	$(1,727,765)	$934,731

TOTAL				(44,966,536)	$(44,966,536)	$(201,065)	$(155,613)	$(45,452)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 45.8%
Collateralized Mortgage Obligations – 2.3%
Regular Floater – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$3,959,382	5.305	%(a)	02/25/55	$ 3,920,917
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR +1.000%)
5,661,167	5.305	(a)	03/25/55	5,627,963

				9,548,880

Sequential Fixed Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
59,833	6.500		02/15/36	62,520
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
148,654	5.000		02/15/34	150,022
Federal National Mortgage Association REMICS Series 2011-99, Class DB
266,795	5.000		10/25/41	268,248
Federal National Mortgage Association REMICS Series 2012- 111, Class B
50,624	7.000		10/25/42	54,121
Federal National Mortgage Association REMICS Series 2012- 153, Class B
177,211	7.000		07/25/42	192,734
Federal National Mortgage Association REMICS Series 2011-52, Class GB
291,307	5.000		06/25/41	292,904
Government National Mortgage Association REMICS Series 2021-135,Class A
12,409,691	2.000	(b)	08/20/51	10,081,028
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
3,183,728	5.853	(b)(c)(d)	11/25/64	3,209,359
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1,Class A1
1,960,066	5.562	(b)(c)(d)	03/25/70	1,973,093

				16,284,029

Sequential Floating Rate – 1.2%
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(a)(b)(c)	02/25/55	430,641
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(a)(b)(c)	02/25/50	1,478,081
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
239,274	5.955	(a)(b)(c)	01/25/34	240,655
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
3,801,875	5.405	(a)(b)(c)	05/25/45	3,807,944
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
637,361	5.855	(a)(b)(c)	10/25/41	639,401

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$884,000	5.955	%(a)(b)(c)	12/25/41	$ 889,100
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	6.105	(a)(b)(c)	01/25/44	1,313,895
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,226,844	5.305	(a)(b)(c)	07/25/44	1,226,079
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
3,450,000	5.806	(a)(b)(c)	01/25/45	3,452,643
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
34,474	4.912	(a)(b)	01/19/36	38,884
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
22,210	5.154	(a)(b)	10/25/34	21,501
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,885,143	2.520	(a)(b)(c)	05/25/52	2,434,071
JP Morgan Mortgage Trust Series 2024-1, Class A4
2,596,062	6.000	(a)(b)(c)	06/25/54	2,617,733
Mill City Mortgage Loan Trust Series 2017-2, Class A3
177,949	3.250	(a)(b)(c)	07/25/59	173,259
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1
4,415,516	5.960	(a)(b)(c)	03/25/70	4,467,161
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(a)(b)(c)	11/25/56	2,994,533
Verus Securitization Trust Series 2022-1, Class A3
3,010,922	3.288	(a)(b)(c)	01/25/67	2,737,289
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
6,782	5.661	(a)(b)	02/25/33	6,513
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
73,930	3.500	(a)(b)(c)	07/25/49	66,355

				29,035,738

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				54,868,647

Commercial Mortgage-Backed Securities – 5.4%
Regular Floater – 0.1%
BX Commercial Mortgage Trust Series 2024-GPA3, Class A (1 mo. USD Term SOFR + 1.293%)
$2,531,828	5.605	%(a)(c)	12/15/39	$ 2,534,035

Sequential Fixed Rate – 1.9%
Bank Series 2019-BN21, Class A5
950,000	2.851	(b)	10/17/52	880,676
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(b)	08/15/56	3,521,654
Bank5 Series 2024-5YR8, Class A3
2,250,000	5.884	(b)	08/15/57	2,349,025

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Bank5 Series 2024-5YR11, Class A3
$3,100,000	5.893	%(b)	11/15/57	$ 3,245,764
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(b)	12/15/56	3,219,798
BMO Mortgage Trust Series 2024-5C6, Class A3
1,900,000	5.316	(b)	09/15/57	1,942,376
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(c)	10/13/27	2,429,248
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,707,539
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	4,121,029
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,536,644
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
3,678,000	3.024(c)		01/05/39	3,349,412
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,707,696
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	7,000,240

				45,011,101

Sequential Floating Rate – 3.4%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778	(a)	11/15/54	2,129,866
Bank5 Series 2024-5YR9, Class AS
3,950,000	6.182	(a)(b)	08/15/57	4,121,248
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,520,752
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)(b)	05/15/57	4,132,778
Benchmark Mortgage Trust Series 2024-V8, Class A3
2,800,000	6.189	(a)(b)	07/15/57	2,952,168
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
4,825,000	5.548	(a)(c)	06/15/44	4,930,491
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,661,503	5.703	(a)(c)	03/15/41	2,663,489
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,956,000	6.003	(a)(c)	08/15/39	1,960,572
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
703,557	6.763	(a)(c)	08/15/39	703,148
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.954	(a)(c)	02/15/41	4,722,674
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	6.402	(a)(c)	03/15/41	1,448,855
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	7.351	(a)(c)	03/15/41	499,979

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
$3,600,000	3.780	%(a)(b)	11/25/32	$ 3,452,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
1,990,938	4.992	(a)(b)	02/25/33	1,994,727
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,387,590
Houston Galleria Mall Trust Series 2025-HGLR, Class A
3,300,000	5.644	(a)(c)	02/05/45	3,384,281
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
5,280,000	5.649	(a)(c)	01/13/40	5,439,063
IRV Trust Series 2025-200P, Class A
3,600,000	5.471	(a)(b)(c)	03/14/47	3,634,358
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.990	(a)(c)	10/05/39	2,014,802
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	6.202	(a)(c)	08/15/41	5,154,021
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,950,000	6.125	(a)(c)	02/10/47	2,006,409
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	6.004	(a)(c)	02/15/42	2,279,593
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,319,163
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.484	(a)(c)	07/15/35	4,174,912
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
4,900,000	6.003	(a)(c)	08/15/41	4,875,515
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
2,700,000	6.602	(a)(c)	08/15/41	2,659,525

				78,562,917

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 126,108,053

Federal Agencies – 38.1%
Adjustable Rate Federal National Mortgage Association – 0.0%
(1 yr. CMT + 2.161%)(a)
$728	6.270%		06/01/33	$ 741
(RFUCC 1 yr. Treasury + 1.655%)(a)
73,744	7.488		07/01/34	75,590
(RFUCC 1 yr. Treasury + 1.576%)(a)
312,043	6.948		09/01/34	319,170
(RFUCC 1 yr. Treasury + 1.732%)(a)
178,365	6.707		05/01/35	184,367
(RFUCC 1 yr. Treasury + 1.233%)(a)
108,152	6.100		06/01/35	109,930

				689,798

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – 0.1%
$718	5.500%	10/01/25	$ 717
5,913	7.500	12/01/30	6,272
2,940	7.500	01/01/31	3,114
3,252	5.000	10/01/33	3,310
333	5.000	04/01/35	339
4,948	5.000	07/01/35	5,034
30,707	5.000	12/01/35	31,103
74,122	5.000	01/01/38	75,373
150,799	5.000	01/01/39	153,315
56,774	5.000	06/01/39	57,681
6,156	4.000	06/01/40	5,986
3,502	5.000	08/01/40	3,548
958	4.500	11/01/40	956
41,433	4.000	02/01/41	40,282
3,505	5.000	06/01/41	3,551
3,789	4.000	11/01/41	3,658
877,025	4.500	08/01/48	858,146

			1,252,385

Federal National Mortgage Association – 0.0%
1,778	8.000	02/01/31	1,786
8,430	7.000	03/01/31	8,866

			10,652

Government National Mortgage Association – 9.4%
3,898	6.000	11/15/38	4,062
34,859	5.000	07/15/40	35,502
2,159	4.000	02/20/41	2,083
3,473	4.000	11/20/41	3,346
583	4.000	01/20/42	562
1,874	4.000	04/20/42	1,804
1,163	4.000	10/20/42	1,118
17,601	4.000	08/20/43	16,897
1,659	4.000	03/20/44	1,588
2,039	4.000	05/20/44	1,952
141,497	4.000	11/20/44	135,299
9,362	4.000	05/20/45	8,945
1,254,586	4.000	07/20/45	1,197,559
20,034	4.000	10/20/45	19,029
95,270	4.500	02/20/48	93,162
256,396	4.500	04/20/48	250,564
687,914	4.500	05/20/48	671,837
641,490	5.000	07/20/48	641,247
1,099,961	4.500	08/20/48	1,072,878
577,625	5.000	08/20/48	577,406
4,710,359	4.500	09/20/48	4,594,383
4,818	3.500	09/20/48	4,461
736,356	5.000	10/20/48	735,617
2,271,484	5.000	11/20/48	2,269,204
4,238,047	4.500	12/20/48	4,127,079
1,286,237	5.000	12/20/48	1,284,946
2,424,771	4.500	01/20/49	2,361,281
2,097,418	5.000	01/20/49	2,091,380
1,651,597	4.000	02/20/49	1,553,755
524,787	4.500	02/20/49	510,391
418,375	4.500	03/20/49	407,420
1,476,785	4.000	03/20/49	1,389,300
740,483	5.000	03/20/49	739,740

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$6,825	3.500%	04/20/49		$ 6,304
1,671,500	4.000	04/20/49		1,572,479
519,938	4.000	05/20/49		488,649
16,688	3.500	08/20/49		15,363
2,727,708	3.000	08/20/49		2,423,081
1,711,720	5.000	08/20/49		1,711,071
623,450	4.500	10/20/49		608,100
13,363,004	3.000	10/20/49		11,847,255
497,271	3.500	12/20/49		457,798
1,446,381	3.500	02/20/50		1,331,567
4,966,263	3.000	03/20/50		4,409,469
135,060	3.500	06/20/50		124,419
317,084	3.500	07/20/50		291,914
905,593	4.000	01/20/51		849,964
633,682	3.000	07/20/51		560,661
1,306,161	2.500	09/20/51		1,101,703
1,555,265	2.500	10/20/51		1,318,619
6,929,138	3.000	11/20/51		6,116,115
2,433,475	2.500	11/20/51		2,061,682
5,741,455	3.000	12/20/51		5,078,511
2,975,485	2.500	12/20/51		2,526,732
30,699,644	4.500	09/20/52		29,658,311
1,631,152	3.500	02/20/53		1,502,634
16,000,000	2.500	TBA-30yr	(e)	13,597,947
8,000,000	3.500	TBA-30yr	(e)	7,241,359
14,000,000	2.000	TBA-30yr	(e)	11,406,373
6,000,000	4.000	TBA-30yr	(e)	5,575,221
19,000,000	5.000	TBA-30yr	(e)	18,656,685
27,000,000	5.500	TBA-30yr	(e)	27,026,822
33,000,000	6.000	TBA-30yr	(e)	33,462,079

				219,834,684

Uniform Mortgage-Backed Security – 28.6%
2,339	7.000	08/01/27		2,366
136	6.500	09/01/27		137
12,033	7.000	03/01/28		12,205
470	6.500	05/01/28		478
3,954	4.500	04/01/39		3,917
2,795	4.500	05/01/39		2,772
3,547	4.500	07/01/39		3,514
11,755	4.500	08/01/39		11,653
100,678	4.500	12/01/39		99,820
6,813	4.500	04/01/41		6,763
223,129	4.500	05/01/41		221,485
30,985	4.500	08/01/41		30,664
10,271	3.000	11/01/42		9,400
228,830	3.000	12/01/42		210,095
328,660	3.000	01/01/43		301,868
46,603	3.000	02/01/43		42,873
370,886	3.000	03/01/43		339,665
663,756	3.000	04/01/43		607,341
452,562	3.000	05/01/43		413,665
48,541	3.000	06/01/43		44,180
384,089	3.000	07/01/43		350,766
224,948	5.000	05/01/44		227,115
1,146,254	4.500	04/01/45		1,129,102
139,226	4.500	05/01/45		137,056
355,126	4.500	06/01/45		350,082

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,802,384	4.000%	08/01/45	$ 2,688,290
54,664	4.000	03/01/46	52,016
28,375	4.000	06/01/46	26,979
8,570	4.000	08/01/46	8,148
68,910	4.000	10/01/46	65,521
99,700	4.000	06/01/47	94,785
1,307,739	4.500	07/01/47	1,275,911
339,141	4.500	11/01/47	330,675
158,137	4.000	12/01/47	150,539
599,598	4.000	01/01/48	570,042
1,741,359	4.000	02/01/48	1,653,372
41,090	4.500	02/01/48	39,936
1,262,349	4.000	03/01/48	1,198,382
68,083	4.500	05/01/48	66,129
922,345	4.000	06/01/48	876,015
11,695	4.500	06/01/48	11,355
10,009	4.500	07/01/48	9,720
873,426	4.000	07/01/48	829,312
1,430,211	4.000	08/01/48	1,356,583
6,954	4.500	08/01/48	6,752
859,511	4.500	09/01/48	837,279
2,487,703	5.000	11/01/48	2,490,020
1,426,960	4.500	11/01/48	1,384,394
959,830	4.500	12/01/48	930,770
1,234,932	4.500	01/01/49	1,197,691
887,496	4.500	02/01/49	861,029
741,978	3.000	02/01/49	664,034
3,211	4.500	03/01/49	3,114
426,420	4.500	06/01/49	413,904
1,662,003	4.500	07/01/49	1,610,513
163,699	3.500	07/01/49	150,035
819,238	4.500	08/01/49	794,097
5,346,936	3.000	09/01/49	4,727,498
2,354,530	5.000	10/01/49	2,351,572
1,059,888	3.000	10/01/49	937,101
1,496,656	3.000	12/01/49	1,321,399
105,053	4.500	02/01/50	101,969
18,852,019	4.500	03/01/50	18,323,046
7,821,785	4.000	03/01/50	7,384,894
2,079,917	5.000	03/01/50	2,073,405
15,004	4.500	04/01/50	14,539
886,071	4.500	05/01/50	858,742
2,299,896	2.500	09/01/50	1,945,724
19,878,494	2.000	10/01/50	15,882,753
18,305,903	3.000	10/01/50	16,124,480
5,310,045	3.000	11/01/50	4,674,968
19,872,017	2.000	11/01/50	15,870,648
2,571,126	2.500	11/01/50	2,166,347
6,993,269	3.000	12/01/50	6,161,250
9,450,656	2.500	01/01/51	7,894,958
4,189,001	2.500	02/01/51	3,501,482
179,621	4.500	03/01/51	174,092
870,316	2.000	03/01/51	696,750
14,929,490	2.500	05/01/51	12,563,378
11,971,990	2.000	05/01/51	9,544,369
31,019,696	2.500	08/01/51	26,174,965
501,864	2.000	08/01/51	399,026
21,410,923	2.500	09/01/51	17,993,638

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,321,168	2.000%	09/01/51		$ 1,846,280
236,047	4.500	10/01/51		226,696
3,187,082	2.000	10/01/51		2,533,990
54,945,952	2.000	02/01/52		43,592,546
157,175	4.500	03/01/52		150,832
573,060	2.000	03/01/52		454,052
8,538,971	2.500	03/01/52		7,095,794
2,688,428	2.000	04/01/52		2,133,671
4,200,439	4.500	04/01/52		4,033,479
11,564,700	2.500	04/01/52		9,605,675
1,345,258	4.500	05/01/52		1,290,864
4,812,248	2.500	05/01/52		3,999,204
4,753,333	5.500	09/01/52		4,814,204
11,366,264	6.000	11/01/52		11,677,938
4,242,585	6.000	12/01/52		4,364,035
4,750,304	5.500	04/01/53		4,793,120
2,415,482	6.000	04/01/53		2,483,013
15,132,694	4.500	05/01/53		14,670,988
5,303,464	6.500	09/01/53		5,501,535
2,439,153	6.500	12/01/53		2,548,542
11,532,697	2.500	01/01/54		9,584,211
19,567,554	6.500	06/01/54		20,489,438
53,000,000	2.500	TBA-30yr	(e)	43,938,219
28,000,000	3.000	TBA-30yr	(e)	24,211,264
31,000,000	3.500	TBA-30yr	(e)	27,901,215
21,000,000	4.000	TBA-30yr	(e)	19,521,044
145,000,000	5.500	TBA-30yr	(e)	144,943,290
23,000,000	6.000	TBA-30yr	(e)	23,371,061
23,000,000	6.500	TBA-30yr	(e)	23,740,315

				672,585,832

TOTAL FEDERAL AGENCIES				$ 894,373,351

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,093,026,681)				$1,075,350,051

Corporate Obligations – 22.0%
Aerospace & Defense(b) – 0.7%
Boeing Co.
$1,575,000	3.450%	11/01/28		$ 1,518,347
2,211,000	5.150	05/01/30		2,251,638
4,599,000	6.528	05/01/34		5,001,229
163,000	3.375	06/15/46		111,034
100,000	3.625	03/01/48		68,939
100,000	3.850	11/01/48		71,731
1,225,000	5.805	05/01/50		1,175,216
4,093,000	6.858	05/01/54		4,482,776
Howmet Aerospace, Inc.
1,728,000	4.850	10/15/31		1,752,797

				16,433,707

Agriculture(b) – 0.3%
BAT Capital Corp.
5,749,000	6.000	02/20/34		6,058,411

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture(b) – (continued)
Bunge Ltd. Finance Corp.
$843,000	4.200%		09/17/29	$ 833,727

				6,892,138

Automotive(b) – 0.1%
General Motors Financial Co., Inc.
3,200,000	1.500		06/10/26	3,106,240

Banks – 5.9%
Banco Santander SA
400,000	4.250		04/11/27	398,996
800,000	3.306		06/27/29	767,384
800,000	2.749		12/03/30	712,592
4,400,000	6.921		08/08/33	4,766,784
Bank of America Corp.
237,000	6.110		01/29/37	250,407
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36	79,675
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32	1,233,141
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36	154,272
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,745,792
(Secured Overnight Financing Rate + 1.630%)
9,205,000	5.202	(a)(b)	04/25/29	9,407,142
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,917,300
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,778,001
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,101,861
Bank of New York Mellon Corp.(a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	318,345
Barclays PLC (1 yr. CMT + 3.500%)
4,410,000	7.437	(a)(b)	11/02/33	5,001,601
(Secured Overnight Financing Rate + 1.590%)
2,090,000	5.785	(a)(b)	02/25/36	2,136,231
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,134,795
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277		01/20/32	1,427,135
Canadian Imperial Bank of Commerce (a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	4,018,964
Citigroup, Inc.
925,000	3.400		05/01/26	917,859
2,450,000	4.450		09/29/27	2,451,568
(Secured Overnight Financing Rate + 1.351%)
100,000	3.057	(a)(b)	01/25/33	89,407
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,286,134
(Secured Overnight Financing Rate + 1.830%)
2,360,000	6.020	(a)(b)	01/24/36	2,423,106

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.086%)
$2,495,000	4.910	%(a)(b)	05/24/33	$ 2,489,112
First Horizon Corp.(a)(b) (Secured Overnight Financing Rate + 1.766%)
715,000	5.514		03/07/31	725,310
HSBC Holdings PLC
600,000	4.950		03/31/30	609,918
Huntington Bancshares, Inc. (a)(b) (Secured Overnight Financing Rate + 1.870%)
5,485,000	5.709		02/02/35	5,604,189
JPMorgan Chase & Co.
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782	(a)(b)	02/01/28	2,131,209
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956	(a)(b)	05/13/31	623,950
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963	(a)(b)	01/25/33	3,122,287
(Secured Overnight Financing Rate + 1.680%)
4,285,000	5.572	(a)(b)	04/22/36	4,445,045
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586	(a)(b)	04/26/33	3,654,785
Kreditanstalt fuer Wiederaufbau (f)
11,340,000	5.125		09/29/25	11,357,010
M&T Bank Corp.
(Secured Overnight Financing Rate + 1.610%)
6,050,000	5.385	(a)(b)	01/16/36	6,021,504
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053	(a)(b)	01/27/34	2,248,012
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413	(a)(b)	10/30/29	2,094,166
Morgan Stanley
1,631,000	3.950		04/23/27	1,620,627
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,245,215
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,594,474
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,697,385
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,404,931
(Secured Overnight Financing Rate + 1.757%)
695,000	5.664	(a)(b)	04/17/36	720,451
Royal Bank of Canada
1,700,000	5.000		02/01/33	1,726,469
Shinhan Bank Co. Ltd.(c)
540,000	4.500		04/12/28	541,372
State Street Corp.(a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	94,525
Truist Financial Corp.(a)(b) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	101,335
U.S. Bancorp(a)(b) (Secured Overnight Financing Rate + 2.020%)
3,640,000	5.775		06/12/29	3,777,847
UBS AG
4,135,000	1.250		08/07/26	4,001,150
UBS Group AG
683,000	4.550		04/17/26	683,055

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. USD LIBOR + 1.410%)
$1,675,000	3.869	%(a)(b)(c)	01/12/29	$ 1,648,870
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	802,982
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(c)	02/02/27	309,100
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,403,138
(Secured Overnight Financing Rate + 1.760%)
1,915,000	5.580	(a)(b)(c)	05/09/36	1,960,309
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(c)	11/15/33	2,132,083
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,653,749
325,000	4.300		07/22/27	325,026
Westpac Banking Corp.(a)(b) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	676,403

				138,765,485

Beverages – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(b)
960,000	4.700		02/01/36	936,682
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	746,232
Bacardi-Martini BV(b)(c)
6,350,000	5.550		02/01/30	6,517,132
Coca-Cola Consolidated, Inc.(b)
1,421,000	5.450		06/01/34	1,464,454
Constellation Brands, Inc.
50,000	3.600	(b)	02/15/28	49,121
50,000	3.150	(b)	08/01/29	47,500
1,900,000	2.250	(b)	08/01/31	1,648,136
JDE Peet’s NV(b)(c)
1,650,000	1.375		01/15/27	1,569,826
Keurig Dr. Pepper, Inc.(b)
1,968,000	2.250		03/15/31	1,736,937
Pernod Ricard International Finance LLC(b)(c)
7,265,000	1.625		04/01/31	6,122,797

				20,838,817

Biotechnology(b) – 0.6%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,473,695
4,225,000	4.200		03/01/33	4,061,112
2,793,000	5.250		03/02/33	2,860,535
Royalty Pharma PLC
2,844,000	5.400		09/02/34	2,881,370

				13,276,712

Building Materials(b) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,284,922
2,675,000	2.700		02/15/31	2,433,474
2,309,000	5.900		03/15/34	2,458,323

				8,176,719

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b) – 0.1%
DuPont de Nemours, Inc.
$975,000	4.493%		11/15/25	$ 973,615
Huntsman International LLC
850,000	4.500		05/01/29	805,945
International Flavors & Fragrances, Inc.(c)
599,000	1.832		10/15/27	564,162

				2,343,722

Commercial Services – 0.4%
Ashtead Capital, Inc.
650,000	1.500	(b)(c)	08/12/26	628,862
2,087,000	5.800	(b)(c)	04/15/34	2,138,278
DP World Crescent Ltd.(c)
3,290,000	5.500		05/08/35	3,310,562
DP World Ltd.
100,000	6.850	(c)	07/02/37	109,094
600,000	5.625		09/25/48	559,312
Quanta Services, Inc.(b)
2,594,000	5.250		08/09/34	2,625,258

				9,371,366

Computers(b) – 0.1%
Dell International LLC/EMC Corp.
200,000	6.200		07/15/30	213,890
540,000	8.100		07/15/36	650,101
Hewlett Packard Enterprise Co.
2,174,000	5.000		10/15/34	2,109,345

				2,973,336

Diversified Financial Services – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
965,000	6.500	(b)	07/15/25	965,598
5,125,000	2.450	(b)	10/29/26	4,993,288
3,472,000	5.375	(b)	12/15/31	3,550,571
Air Lease Corp.
625,000	2.875	(b)	01/15/26	618,631
3,750,000	5.200	(b)	07/15/31	3,833,138
American Express Co.(a)(b) (Secured Overnight Financing Rate + 1.420%)
4,855,000	5.284		07/26/35	4,919,474
Aviation Capital Group LLC(b)(c)
450,000	1.950		01/30/26	442,899
Avolon Holdings Funding Ltd.(b)(c)
873,000	5.150		01/15/30	879,399
Nomura Holdings, Inc.
950,000	2.608		07/14/31	837,511
REC Ltd.(c)
200,000	5.625		04/11/28	204,122

				21,244,631

Electrical(b) – 0.1%
Alliant Energy Finance LLC(c)
225,000	4.250		06/15/28	222,406
Ameren Corp.
400,000	3.500		01/15/31	377,928
American Electric Power Co., Inc.
850,000	2.300		03/01/30	767,499

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(b) – (continued)
Arizona Public Service Co.
$425,000	2.950%		09/15/27	$ 411,302
Ohio Power Co.
675,000	2.600		04/01/30	621,898
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	358,355

				2,759,388

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,635,947

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	397,000
440,000	3.875	(c)	04/30/28	426,580
200,000	5.500	(c)	10/31/46	165,175
420,000	5.500		07/31/47	346,153
340,000	5.500	(c)	07/31/47	280,220

				1,615,128

Entertainment(b) – 0.0%
Warnermedia Holdings, Inc.
800,000	4.054		03/15/29	651,640
13,000	4.279		03/15/32	9,667

				661,307

Environmental – 0.3%
Nature Conservancy
60,000	0.944		07/01/26	57,457
75,000	1.304		07/01/28	67,934
Veralto Corp.(b)
5,840,000	5.450		09/18/33	6,022,091

				6,147,482

Food & Drug Retailing(b) – 1.5%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,456,816
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,625,248
2,495,000	6.200		11/15/33	2,678,657
Kroger Co.
2,729,000	5.000		09/15/34	2,713,936
Mars, Inc.
5,800,000	4.800	(c)	03/01/30	5,875,748
5,175,000	5.000	(c)	03/01/32	5,244,190
8,975,000	5.200	(c)	03/01/35	9,080,636
Sysco Corp.
225,000	6.600		04/01/40	245,507

				35,920,738

Gas(b) – 0.0%
NiSource, Inc.
325,000	3.600		05/01/30	312,169

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300		02/15/30	6,893,152

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – 2.2%
Adventist Health System
$540,000	2.952%		03/01/29	$ 501,513
1,345,000	5.757		12/01/34	1,346,620
Alcon Finance Corp.(c)
4,572,000	3.000		09/23/29	4,305,407
Banner Health
3,235,000	2.338		01/01/30	2,972,012
Baylor Scott & White Holdings
1,140,000	1.777		11/15/30	998,434
Centene Corp.
392,000	4.250		12/15/27	386,183
1,276,000	2.625		08/01/31	1,093,979
CommonSpirit Health
2,385,000	3.910		10/01/50	1,765,813
2,655,000	6.461		11/01/52	2,812,460
HCA, Inc.
1,590,000	3.500		09/01/30	1,503,377
7,985,000	5.450		04/01/31	8,231,816
1,610,000	5.900		06/01/53	1,554,986
Humana, Inc.
785,000	5.950		03/15/34	815,136
Laboratory Corp. of America Holdings
1,719,000	4.800		10/01/34	1,683,451
Rush Obligated Group
1,320,000	3.922		11/15/29	1,294,546
Solventum Corp.
4,135,000	5.400		03/01/29	4,258,595
3,040,000	5.450		03/13/31	3,155,520
5,675,000	5.600		03/23/34	5,839,234
STERIS Irish FinCo UnLtd Co.
501,000	2.700		03/15/31	449,993
Stryker Corp.
475,000	3.375		11/01/25	472,829
75,000	1.950		06/15/30	66,908
Sutter Health
605,000	2.294		08/15/30	546,394
UnitedHealth Group, Inc.
3,700,000	5.000		04/15/34	3,696,189
1,750,000	3.050		05/15/41	1,285,673

				51,037,068

Insurance – 0.2%
Arch Capital Group Ltd.
300,000	7.350		05/01/34	346,830
Chubb Corp.
2,440,000	6.800		11/15/31	2,720,600
Willis North America, Inc.(b)
700,000	2.950		09/15/29	658,889

				3,726,319

Internet – 0.4%
Expedia Group, Inc.
1,212,000	4.625	(b)	08/01/27	1,216,812
825,000	3.800	(b)	02/15/28	812,765
89,000	3.250	(b)	02/15/30	84,042
331,000	2.950	(b)	03/15/31	301,528
Netflix, Inc.
3,010,000	5.875		11/15/28	3,172,841

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
	$2,604,000	5.375	%(c)	11/15/29	$ 2,720,112
Prosus NV
EUR	100,000	2.031	(b)(c)	08/03/32	104,749
	$230,000	4.027	(b)(c)	08/03/50	153,309
	210,000	3.832	(b)(c)	02/08/51	134,242

					8,700,400

Investment Companies(b) – 0.1%
Blackstone Private Credit Fund
	950,000	6.000		01/29/32	955,738
Blackstone Secured Lending Fund
	1,650,000	5.875		11/15/27	1,685,343
JAB Holdings BV (c)
	500,000	2.200		11/23/30	430,565

					3,071,646

Iron/Steel(c) – 0.0%
POSCO
	260,000	5.750		01/17/28	266,843

Lodging(b) – 0.7%
Choice Hotels International, Inc.
	1,639,000	5.850		08/01/34	1,652,473
Hyatt Hotels Corp.
	5,295,000	5.500		06/30/34	5,301,142
Las Vegas Sands Corp.
	1,590,000	5.625		06/15/28	1,620,607
	590,000	6.000		06/14/30	608,197
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,134,293
	5,300,000	2.850		04/15/31	4,813,566

					16,130,278

Machinery-Diversified(b) – 0.2%
AGCO Corp.
	1,298,000	5.800		03/21/34	1,317,405
IDEX Corp.
	1,515,000	2.625		06/15/31	1,351,440
Ingersoll Rand, Inc.
	1,270,000	5.700		08/14/33	1,329,665

					3,998,510

Media(b) – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
	6,675,000	3.750		02/15/28	6,545,371
Comcast Corp.
	100,000	3.750		04/01/40	82,865
Time Warner Cable LLC
	275,000	5.875		11/15/40	263,937

					6,892,173

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
	405,000	4.418		11/15/35	388,464
General Electric Co.
	700,000	5.875		01/14/38	746,858

					1,135,322

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 0.3%
Marathon Petroleum Corp.(b)
$375,000	3.800%		04/01/28	$ 369,784
Occidental Petroleum Corp.
1,034,000	7.875		09/15/31	1,161,492
Petronas Capital Ltd.
1,200,000	4.950	(b)(c)	01/03/31	1,220,640
1,290,000	5.340	(b)(c)	04/03/35	1,320,328
Phillips 66(b)
725,000	1.300		02/15/26	710,152
QatarEnergy(b)(c)
410,000	3.300		07/12/51	276,801
Reliance Industries Ltd.
480,000	2.875	(c)	01/12/32	425,304
250,000	3.750	(c)	01/12/62	166,328
Saudi Arabian Oil Co.(b)(c)
1,950,000	5.750		07/17/54	1,816,035

				7,466,864

Pharmaceuticals(b) – 0.6%
Cardinal Health, Inc.
3,830,000	5.350		11/15/34	3,903,268
Cigna Group
3,515,000	5.125		05/15/31	3,616,232
1,025,000	4.800		08/15/38	962,291
CVS Health Corp.
5,632,000	4.780		03/25/38	5,167,078

				13,648,869

Pipelines – 0.9%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,063,562
Cheniere Energy Partners LP(b)
1,185,000	5.950		06/30/33	1,236,536
Columbia Pipelines Operating Co. LLC(b)(c)
3,620,000	6.036		11/15/33	3,800,457
Enbridge, Inc.(b)
2,300,000	2.500		08/01/33	1,913,968
Energy Transfer LP
50,000	4.950	(b)	06/15/28	50,723
375,000	5.300	(b)	04/15/47	330,323
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	169,500
2,685,050	2.940		09/30/40	2,200,908
320,000	3.250	(c)	09/30/40	248,339
Kinder Morgan, Inc.(b)
4,835,000	5.200		06/01/33	4,861,399
MPLX LP
275,000	4.500	(b)	04/15/38	243,474
645,000	5.500	(b)	02/15/49	583,461
Plains All American Pipeline LP/PAA Finance Corp.(b)
875,000	3.800		09/15/30	836,395
Sabine Pass Liquefaction LLC(b)
275,000	5.000		03/15/27	276,645
Targa Resources Corp.(b)
1,010,000	4.200		02/01/33	946,390
Western Midstream Operating LP(b)
225,000	5.450		04/01/44	195,813

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Williams Cos., Inc.
$800,000	4.000	%(b)	09/15/25	$ 798,456
1,800,000	5.650	(b)	03/15/33	1,870,614

				21,626,963

Real Estate Investment Trust(b) – 0.3%
American Homes 4 Rent LP
723,000	4.900		02/15/29	730,895
CubeSmart LP
600,000	4.000		11/15/25	597,882
370,000	2.500		02/15/32	318,200
Host Hotels & Resorts LP
952,000	2.900		12/15/31	834,390
Invitation Homes Operating Partnership LP
1,120,000	2.000		08/15/31	951,194
Realty Income Corp.
400,000	3.950		08/15/27	397,704
UDR, Inc.
475,000	2.100		08/01/32	393,271
WP Carey, Inc.
1,000,000	3.850		07/15/29	973,460
725,000	2.400		02/01/31	637,884

				5,834,880

Retailing(b) – 0.2%
AutoNation, Inc.
500,000	1.950		08/01/28	463,780
825,000	4.750		06/01/30	820,867
Dollar General Corp.
2,331,000	3.875		04/15/27	2,311,000
Lowe’s Cos., Inc.
125,000	1.700		10/15/30	108,870

				3,704,517

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960		07/18/30	950,723

Semiconductors(b) – 0.6%
Broadcom, Inc.
2,770,000	2.600	(c)	02/15/33	2,369,873
1,156,000	3.419	(c)	04/15/33	1,047,059
425,000	3.137	(c)	11/15/35	358,492
156,000	3.187	(c)	11/15/36	129,310
Intel Corp.
2,750,000	5.200		02/10/33	2,773,210
934,000	5.150		02/21/34	930,946
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400		05/01/30	781,069
3,125,000	2.500		05/11/31	2,758,187
2,250,000	2.650		02/15/32	1,956,577

				13,104,723

Software(b) – 1.4%
AppLovin Corp.
6,273,000	5.500		12/01/34	6,370,859
Constellation Software, Inc. (c)
1,366,000	5.461		02/16/34	1,393,183

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – (continued)
MSCI, Inc. (c)
$650,000	4.000%		11/15/29	$ 628,609
Oracle Corp.
2,000,000	4.500		05/06/28	2,010,980
1,881,000	2.950		04/01/30	1,755,462
2,550,000	4.650		05/06/30	2,574,404
5,625,000	2.875		03/25/31	5,128,369
3,520,000	5.250		02/03/32	3,611,414
2,211,000	4.900		02/06/33	2,216,240
350,000	3.600		04/01/40	280,119
1,615,000	5.550		02/06/53	1,516,727
ServiceNow, Inc.
1,040,000	1.400		09/01/30	901,014
Synopsys, Inc.
2,177,000	5.000		04/01/32	2,204,735
1,476,000	5.150		04/01/35	1,487,941
VMware LLC
700,000	1.800		08/15/28	647,598
Workday, Inc.
50,000	3.700		04/01/29	48,849
675,000	3.800		04/01/32	634,493

				33,410,996

Telecommunication Services – 0.9%
AT&T, Inc.
2,355,000	4.850	(b)	03/01/39	2,226,770
450,000	5.150	(b)	11/15/46	414,351
British Telecommunications PLC
3,265,000	9.625		12/15/30	4,016,440
Rogers Communications, Inc. (b)
745,000	3.200		03/15/27	730,510
Telefonica Emisiones SA
425,000	4.665		03/06/38	382,530
T-Mobile USA, Inc.
5,163,000	3.750	(b)	04/15/27	5,110,905
700,000	4.750	(b)	02/01/28	700,966
533,000	3.875	(b)	04/15/30	517,516
6,025,000	5.200	(b)	01/15/33	6,120,858
Verizon Communications, Inc.
100,000	1.750	(b)	01/20/31	86,317
1,500,000	2.550	(b)	03/21/31	1,345,575

				21,652,738

TOTAL CORPORATE OBLIGATIONS (Cost $518,114,867)				$ 515,728,016

Asset-Backed Securities(b) – 11.4%
Automotive – 0.9%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$2,568,546	4.700%		09/15/27	$ 2,567,921
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
1,425,000	4.670		08/15/28	1,425,218
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
4,900,000	4.870		08/15/36	4,993,549

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Automotive – (continued)
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
	$4,700,000	5.340%	06/15/28	$ 4,740,717
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	1,640,650	4.760	08/16/27	1,641,114
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	5,075,000	4.740	01/16/29	5,093,652

				20,462,171

Collateralized Loan Obligations(c) – 8.5%
1988 CLO 4 Ltd. Series 2024-4A, Class B(a) (3 mo. USD Term SOFR + 2.100%)
	3,250,000	6.356	04/15/37	3,261,134
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(a) (3 mo. USD Term SOFR + 1.362%)
	5,600,000	5.618	04/15/34	5,607,935
ARES European CLO XXI DAC Series 21A, Class B(a) (3 mo. EUR EURIBOR + 1.700%)
EUR	1,610,000	4.147	04/15/38	1,897,329
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
	$2,100,000	7.184	04/22/31	2,103,686
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
	3,795,000	5.690	07/20/37	3,809,353
CIFC Funding Ltd. Series 2023-3A, Class A(a) (3 mo. USD Term SOFR + 1.600%)
	4,750,000	5.870	01/20/37	4,763,300
CIFC Funding Ltd. Series 2023-3A, Class B(a) (3 mo. USD Term SOFR + 2.300%)
	3,775,000	6.570	01/20/37	3,794,219
CIFC Funding Ltd. Series 2019-4A, Class A1R2(a) (-1X 3 mo. USD Term SOFR + 1.300%)
	14,700,000	0.000	07/15/38	14,700,000
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(a) (3 mo. USD Term SOFR + 1.200%)
	6,125,000	5.470	01/20/35	6,119,561
Crown City CLO I Series 2020-1A, Class A2R(a) (3 mo. USD Term SOFR + 2.012%)
	4,600,000	6.281	07/20/34	4,605,893
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R(a) (3 mo. EUR EURIBOR + 1.750%)
EUR	3,680,000	3.893	02/15/38	4,323,254
Generate CLO 22 Ltd. Series 2025-22A, Class A(a) (-1X 3 mo. USD Term SOFR + 1.330%)
	$11,675,000	0.000	07/20/38	11,675,000
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.480%)
	2,000,000	5.760	07/30/37	2,005,152
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(a) (3 mo. USD Term SOFR + 1.450%)
	13,650,000	5.773	07/20/38	13,650,000
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	5.656	10/15/37	3,006,288
Katayma CLO I Ltd. Series 2023-1A, Class B(a) (3 mo. USD Term SOFR + 2.650%)
	4,400,000	6.920	10/20/36	4,412,610

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
KKR CLO 57 Ltd. Series 2025-57A, Class A(a) (-1X 3 mo. USD Term SOFR + 1.400%)
	$13,300,000	0.000%	07/15/38	$ 13,346,550
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.786	04/15/37	4,497,545
Mountain View CLO LLC Series 2016-1A, Class AR2(a) (3 mo. USD Term SOFR + 1.260%)
	3,487,332	5.502	04/14/33	3,490,477
Oaktree CLO Ltd. Series 2021-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.350%)
	3,500,000	5.606	01/15/38	3,503,899
Oaktree CLO Ltd. Series 2022-1A, Class A1AR(a) (-1X 3 mo. USD Term SOFR + 1.370%)
	4,000,000	1.000	07/15/38	4,000,000
OCP CLO Ltd. Series 2019-16A, Class AR(a) (3 mo. USD Term SOFR + 1.262%)
	3,042,609	5.472	04/10/33	3,044,130
Octagon 67 Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.450%)
	9,900,000	5.773	07/25/38	9,942,303
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1RR(a) (3 mo. USD Term SOFR + 1.040%)
	4,700,000	5.310	01/20/35	4,674,596
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.790	07/19/37	4,012,032
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(a) (3 mo. USD Term SOFR + 1.480%)
	5,000,000	5.750	04/20/37	5,026,215
Palmer Square CLO Ltd. Series 2019-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.412%)
	6,000,000	5.719	11/14/34	6,004,224
Palmer Square CLO Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.250%)
	5,200,000	5.520	01/20/38	5,206,152
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(a) (3 mo. USD Term SOFR + 1.320%)
	5,025,000	5.633	01/25/38	5,038,573
RR 26 Ltd. Series 2023-26A, Class A1R(a) (3 mo. USD Term SOFR + 1.120%)
	2,800,000	5.376	04/15/38	2,789,452
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	3.894	04/20/39	4,371,260
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$378,342	5.750	12/20/50	381,993
TCW CLO Ltd. Series 2023-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.380%)
	4,450,000	5.722	03/31/38	4,450,000
Texas Debt Capital CLO Ltd. Series 2023-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.300%)
	5,500,000	5.575	07/20/38	5,500,000
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
	2,121,928	5.631	07/18/31	2,122,803

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Venture 50 CLO Ltd. Series 2024-50A, Class A1(a) (3 mo. USD Term SOFR + 1.450%)
$3,000,000	5.720%	10/20/37	$ 3,014,385
Voya CLO Ltd. Series 2020-2A, Class A1RR(a) (3 mo. USD Term SOFR + 1.310%)
11,350,000	5.590	01/20/38	11,366,423
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(a) (3 mo. USD Term SOFR + 1.490%)
3,250,000	5.773	07/28/37	3,245,125

			198,762,851

Credit Card – 1.2%
American Express Credit Account Master Trust Series 2025-3, Class A
7,300,000	4.510	04/15/32	7,397,908
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,418,783
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,205,010
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
4,875,000	4.490	06/21/32	4,908,731
Discover Card Execution Note Trust Series 2023-A1, Class A
4,300,000	4.310	03/15/28	4,297,031

			29,227,463

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL, Class A3
2,270,000	4.275	02/01/36	2,207,214

Student Loan(a) – 0.7%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
328,828	4.813	09/26/33	324,839
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.272%)
1,821,118	5.541	04/20/31	1,822,037
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(c) (3 mo. USD Term SOFR + 1.200%)
3,999,299	5.470	01/20/32	3,995,236
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
4,625,000	5.656	04/15/31	4,625,014
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
774,942	5.570	09/25/65	772,604
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(c) (3 mo. USD Term SOFR + 1.630%)
4,950,000	5.886	04/15/37	4,965,513

			16,505,243

TOTAL ASSET- BACKED SECURITIES (Cost $265,486,915)			$ 267,164,942

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 1.2%
Euro – 0.0%
Mexico Government International Bonds(b)
EUR	839,000	1.450%		10/25/33	$ 776,063
Romania Government International Bonds(c)
	360,000	3.375		01/28/50	255,709

					1,031,772

Sovereign – 0.2%
Hungary Government International Bonds
	$1,700,000	6.125		05/22/28	1,751,544
Mexico Government International Bonds
	200,000	3.750		01/11/28	197,000
	240,000	3.250	(b)	04/16/30	221,280
	1,746,000	3.500	(b)	02/12/34	1,473,624
Romania Government International Bonds(c)
	770,000	3.000		02/27/27	741,510

					4,384,958

United States Dollar – 1.0%
Export-Import Bank of Korea
	390,000	5.125		01/11/33	401,692
Israel Government AID Bonds(g)
	4,700,000	5.500		09/18/33	5,018,425
Israel Government International Bonds(h)
	200,000	4.500		04/03/20	141,313
Mexico Government International Bonds
	200,000	4.750	(b)	04/27/32	190,400
	1,960,000	3.771	(b)	05/24/61	1,154,440
	600,000	3.750	(b)	04/19/71	340,800
Panama Government International Bonds
	360,000	6.875	(b)	01/31/36	358,920
	800,000	6.853	(b)	03/28/54	732,700
	210,000	4.500	(b)	01/19/63	134,794
Peru Government International Bonds
	10,000	2.780	(b)	12/01/60	5,370
	100,000	3.230	(b)(i)	07/28/21	53,700
Province of Quebec
	11,760,000	0.600		07/23/25	11,731,776
Republic of Poland Government International Bonds(b)
	2,600,000	5.125		09/18/34	2,605,200
Romania Government International Bonds
	690,000	5.125		06/15/48	528,816
	580,000	4.000		02/14/51	363,499
State of Israel
	680,000	3.800		05/13/60	441,320

					24,203,165

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,917,802)					$ 29,619,895

Agency Debentures – 1.0%
United States Dollar – 1.0%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850%		03/28/34	$ 6,215,068
Federal Farm Credit Banks Funding Corp.
	2,500,000	3.500		09/01/32	2,383,425

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
United States Dollar – (continued)
Federal Farm Credit Banks Funding Corp.
$11,930,000	2.900%	04/12/32	$ 10,994,569
Federal Farm Credit Banks Funding Corp.
3,840,000	3.300	05/19/32	3,630,298

TOTAL AGENCY DEBENTURES (Cost $25,228,481)			$ 23,223,360

Municipal Debt Obligations – 0.5%
Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%	07/01/34	$ 43,190

California(b) – 0.1%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	04/01/39	3,079,187

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	532,377

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000	10/01/35	44,564
Illinois State GO Bonds Build America Series 2010
1,376,291	7.350	07/01/35	1,469,222
Illinois State GO Bonds Taxable-Pension Series 2003
1,020,883	5.100	06/01/33	1,023,929
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	44,274

			2,581,989

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	3,309,001

New Jersey(b) – 0.0%
New Jersey Educational Facilities Authority RB Series A1
40,000	5.000	03/01/36	44,617

New York – 0.0%
Metropolitan Transportation Authority Revenue Taxable Series 2020
210,000	5.175	11/15/49	188,088
New York City NY GO Bonds Series 2008-L, Subseries L-5(b)
40,000	5.000	04/01/33	43,712

			231,800

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,505,000	6.270	02/15/50	1,547,150

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Pennsylvania(b) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
$40,000	5.000%		08/15/30	$ 43,279

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,012,678)				$ 11,412,590

U.S. Treasury Obligations – 23.3%
U.S. Treasury Bonds
$6,530,000	4.250%		05/15/39	$ 6,354,506
6,740,000	4.375		05/15/40	6,585,191
75,750,000	4.250		11/15/40	72,589,805
210,000	3.375		05/15/44	172,659
51,100,000	3.000		02/15/47	38,364,922
6,740,000	3.125		05/15/48	5,113,975
6,490,000	3.375		11/15/48	5,134,198
6,820,000	2.875		05/15/49	4,896,547
7,580,000	2.375		11/15/49	4,876,072
7,925,500	4.000		11/15/52	6,932,336
5,220,000	4.750		11/15/53	5,174,325
U.S. Treasury Inflation-Indexed Bonds
6,615,839	1.500		02/15/53	5,242,278
U.S. Treasury Notes
21,720,000	0.750		05/31/26	21,078,581
46,220,000	0.875		06/30/26	44,811,734
59,493,500	4.375		08/15/26	59,751,460
24,880,000	0.750		08/31/26	23,979,072
22,370,000	1.375		08/31/26	21,718,124
25,100,000	2.625		05/31/27	24,583,293
25,680,000	0.500		06/30/27	24,097,069
16,320,000	3.500		04/30/28	16,232,025
36,750,000	1.250		05/31/28	34,283,731
1,000,000	4.625		09/30/28	1,027,813
7,010,000	1.500		02/15/30	6,344,050
3,831,000	3.625		03/31/30	3,803,764
2,512,700	0.625		05/15/30	2,162,100
19,890,000	3.875		06/30/30	19,967,695
19,980,000	4.000		06/30/32	19,995,609
2,490,000	4.375		05/15/34	2,529,295
U.S. Treasury STRIPS Coupon
37,781,200	0.000	(j)	11/15/29	31,932,365
2,540,000	0.000	(j)	08/15/30	2,078,771
2,540,000	0.000	(j)	11/15/30	2,055,352
2,540,000	0.000	(j)	11/15/31	1,961,785
2,540,000	0.000	(j)	08/15/33	1,802,735
26,090,000	0.000	(j)	05/15/35	16,900,468
U.S. Treasury STRIPS Principal(j)
12,660,000	0.000		11/15/53	3,237,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $586,725,346)				$ 547,771,633

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Shares	Dividend Rate		Value

Investment Company(k) – 10.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
249,294,957		4.231%	$ 249,294,957
(Cost $249,294,957)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 114.8% (Cost $2,755,579,246)			$2,696,342,084

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.7%
Certificates of Deposit – 0.3%
National Bank of Kuwait
$5,840,000	4.630%	08/28/25	$ 5,841,817

Commercial Paper(c)(j) – 0.4%
Reckitt Benckiser Treasury Services PLC
9,743,000	0.000	07/01/25	9,741,804

TOTAL SHORT- TERM INVESTMENTS (Cost $15,583,093)			$ 15,583,621

TOTAL INVESTMENTS – 116.5% (Cost $2,796,390,820)			$2,735,149,065

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.5)%			(386,868,263)

NET ASSETS – 100.0%			$2,348,280,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $424,592,894 which represents approximately 18.1% of net assets as of June 30, 2025.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,357,010, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2025.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,018,425, which represents approximately 0.2% of the Fund’s net assets as of June 30, 2025

(h)	Actual maturity date is April 03, 2120.

(i)	Actual maturity date is July 28, 2121.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	10,737,017	EUR	9,117,170	09/23/25	$(62,795)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/15/25	$(25,000,000)	$(22,091,480)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/25	(16,000,000)	(15,308,288)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(37,000,000)	(29,276,242)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(140,000,000)	(133,864,052)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/25	(43,000,000)	(42,136,629)

(PROCEEDS RECEIVED: $(239,528,125))					$(242,676,691)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	561	09/19/25	$62,902,125	$100,934
2 Year U.S. Treasury Notes	847	09/30/25	176,195,852	593,987
20 Year U.S. Treasury Bonds	328	09/19/25	37,873,750	1,096,294
30 Year German Euro-Buxl	5	09/08/25	699,349	(8,725)
5 Year German Euro-Bund	5	09/08/25	766,551	(3,801)
5 Year U.S. Treasury Notes	2,298	09/30/25	250,482,000	1,958,851
ICE 3M Sonia Bonds	270	03/17/26	89,304,417	125,958
Ultra Long U.S. Treasury Bonds	975	09/19/25	116,146,875	4,564,942

Total				$8,428,440

Short position contracts:
French 10 Year Government Bonds	(2)	09/08/25	(291,755)	1,787
Ultra 10-Year U.S. Treasury Notes	(95)	09/19/25	(10,855,234)	(192,072)

Total				$(190,285)

TOTAL FUTURES CONTRACTS				$8,238,155

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	1.892%(b)	09/17/25	EUR	615,980	$(23,654)	$(20)	$(23,634)
12M SOFR(b)	3.620(b)	06/30/27		$67,950	269,986	(38,898)	308,884
6M EURO(c)	1.500(b)	09/17/27	EUR	7,440	(84,924)	(79,800)	(5,124)
3.750%(b)	12M SOFR(b)	09/17/27		$99,830	(768,341)	(236,973)	(531,368)
6M EURO(b)	2.000(b)	09/17/27	EUR	5,900	30,615	31,111	(496)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(d)	2.250%(b)	09/17/27	SEK	608,860	$466,074	$281,889	$184,185
6M CDOR(c)	2.500(c)	09/17/27	CAD	3,110	2,425	398	2,027
6M CDOR(c)	2.750(c)	09/17/27		91,700	396,335	237,526	158,809
3M AUDOR(d)	3.500(d)	09/17/27	AUD	13,850	71,576	52,333	19,243
6M GBP(b)	3.500(b)	09/17/27	GBP	1,540	(1,256)	(9,369)	8,113
12M SOFR(b)	3.500(b)	09/17/27		$2,030	5,939	(1,819)	7,758
6M GBP(b)	3.750(b)	09/17/27	GBP	67,930	383,130	45,177	337,953
12M SOFR(b)	3.750(b)	09/17/27		$8,860	68,191	21,093	47,098
3.750%(d)	3M AUDOR(d)	09/17/27	AUD	164,850	(1,372,551)	(1,184,504)	(188,047)
6M NIBOR(c)	4.250(b)	09/17/27	NOK	588,470	565,870	227,233	338,637
0.750(b)	6M JYOR(b)	09/17/27	JPY	5,369,000	19,954	29,442	(9,488)
3M EURO(d)	2.143(e)	11/20/27	EUR	311,870	376,037	(2,376,770)	2,752,807
2.180(e)	6M EURO(c)	11/20/27		311,870	(246,687)	(2,155,460)	1,908,773
6M EURO(c)	2.500(b)	05/14/28		19,494	172,308	(306,258)	478,566
12M SOFR(e)	3.368(e)	06/23/28		$87,840	136,301	17,504	118,797
6M EURO(c)	2.325(b)	02/25/29	EUR	16,413	12,316	(948,824)	961,140
3.620(b)	12M SOFR(b)	11/30/29		$74,200	(777,809)	(55,724)	(722,085)
3.600(b)	12M SOFR(b)	11/30/29		64,940	(629,853)	73,010	(702,863)
3.600(b)	12M SOFR(b)	06/23/30		92,540	(228,268)	(20,124)	(208,144)
6M EURO(c)	2.000(b)	09/17/30	EUR	19,020	(301,499)	(287,594)	(13,905)
6M CDOR(c)	2.750(c)	09/17/30	CAD	13,210	58,557	5,182	53,375
6M GBP(b)	3.750(b)	09/17/30	GBP	16,100	111,480	(78,025)	189,505
3M NZDOR(d)	3.750(c)	09/17/30	NZD	29,410	116,900	90,008	26,892
1.000(b)	6M JYOR(b)	09/17/30	JPY	17,515,570	(377,679)	(292,510)	(85,169)
12M SOFR(b)	3.845(b)	05/21/32		$14,890	204,840	(4,071)	208,911
12M SOFR(b)	3.750(b)	09/17/32		320	4,749	(242)	4,991
1.295(b)	6M JYOR(b)	08/02/34	JPY	2,843,586	96,548	(803,643)	900,191
12M SOFR(b)	4.098(b)	06/24/35		$22,530	83,532	6,443	77,089
6M CHFOR(b)	0.500(b)	09/17/35	CHF	870	(5,549)	(1,812)	(3,737)
3.750(b)	12M SOFR(b)	09/17/35		$7,150	(42,984)	98,402	(141,386)
6M EURO(c)	2.000(b)	09/17/35	EUR	1,390	(89,832)	(98,193)	8,361
3M STIBOR(d)	2.750(b)	09/17/35	SEK	42,880	80,850	30,928	49,922
6M CDOR(c)	3.000(c)	09/17/35	CAD	6,140	4,843	(38,817)	43,660
6M GBP(b)	3.750(b)	09/17/35	GBP	1,680	(45,377)	(68,680)	23,303
12M SOFR(b)	3.750(b)	09/17/35		$5,910	35,530	(47,531)	83,061
4.500(c)	3M AUDOR(c)	09/17/35	AUD	610	(14,400)	(11,586)	(2,814)
3M NZDOR(d)	4.250(c)	09/17/35	NZD	14,860	103,358	89,443	13,915
1.250(b)	6M JYOR(b)	09/17/35	JPY	4,428,000	(1,239)	104,190	(105,429)
4.250(b)	6M NIBOR(c)	09/17/35	NOK	81,170	(329,260)	(164,589)	(164,671)
6M JYOR(b)	2.160(b)	08/02/44	JPY	3,201,470	(702,489)	(1,049,848)	347,359
6M EURO(c)	2.000(b)	09/17/45	EUR	3,940	(586,021)	(509,307)	(76,714)
2.000(b)	6M EURO(c)	05/17/53		6,984	585,656	(71,127)	656,783
2.500(b)	6M EURO(c)	11/10/53		4,935	151,312	(544,180)	695,492
4.213(b)	12M SOFR(b)	05/21/55		$8,590	(75,827)	56,312	(132,139)
6M JYOR(b)	1.750(b)	09/17/55	JPY	1,273,000	(955,261)	(948,358)	(6,903)
1.750(b)	6M EURO(c)	09/17/55	EUR	5,060	1,233,539	1,095,235	138,304
6M EURO(b)	2.530(b)	03/19/56		5,690	(206,436)	(46,593)	(159,843)
2.610(b)	6M EURO(c)	03/19/56		5,690	232,382	21,717	210,665

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	6M EURO(c)	09/17/75	EUR 1,990	$113,476	$36,965	$76,511

TOTAL				$(1,672,587)	$(9,829,708)	$8,157,121

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.
(e)	Payments made at maturity.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 42	1.000%	0.397%	06/20/29	$102,467	$2,318,627	$1,710,804	$607,823
CDX.NA.IG Index 43	1.000	0.453	12/20/29	145,975	3,331,902	2,926,660	405,242
CDX.NA.IG Index 44	1.000	0.510	06/20/30	73,900	1,659,214	1,413,345	245,869
Republic of Chile, 3.240%, 02/06/28	1.000	0.538	06/20/30	5,440	116,385	99,732	16,653
Republic of Indonesia, 8.750%, 11/21/33	1.000	0.822	06/20/30	5,160	43,177	25,697	17,480
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.633	06/20/30	5,150	87,114	60,350	26,764

TOTAL					$7,556,419	$6,236,588	$1,319,831

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	8,300,000	$8,300,000	$40,042	$105,033	$(64,991)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	8,320,000	8,320,000	51,895	113,007	(61,112)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	8,390,000	61,694	126,107	(64,413)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	21,170,000	21,170,000	161,620	143,675	17,945
9M IRS	BNP Paribas SA	2.450	03/24/2026	3,920,000	3,920,000	52,569	62,027	(9,458)

Total purchased option contracts				50,100,000	$50,100,000	$367,820	$549,849	$(182,029)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065%	05/11/2026	(2,440,000)	$(2,440,000)	$(16,506)	$(104,822)	$88,316
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(2,450,000)	(2,450,000)	(18,676)	(113,166)	94,490
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	(2,470,000)	(32,921)	(126,195)	93,274
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,970,000)	(1,970,000)	(85,823)	(143,391)	57,568
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,640,000)	(1,640,000)	(49,136)	(61,805)	12,669
1M IRS	BofA Securities LLC	2.582	07/16/2025	(4,950,000)	(4,950,000)	(21,650)	(38,352)	16,702
1M IRS	Citibank NA	2.606	07/30/2025	(4,920,000)	(4,920,000)	(36,169)	(36,512)	343
1M IRS	Citibank NA	3.692	07/30/2025	(5,510,000)	(5,510,000)	(48,709)	(45,678)	(3,031)
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(5,650,000)	(5,650,000)	(125,210)	(48,025)	(77,185)
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(5,550,000)	(5,550,000)	(111,998)	(48,285)	(63,713)
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(4,930,000)	(4,930,000)	(17,951)	(36,247)	18,296
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(5,040,000)	(5,040,000)	(19,283)	(36,848)	17,565
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(5,430,000)	(5,430,000)	(62,789)	(47,648)	(15,141)

				(52,950,000)	$(52,950,000)	$(646,821)	$(886,974)	$240,153

Puts
1M IRS	BofA Securities LLC	2.582	07/16/2025	(4,950,000)	(4,950,000)	(34,261)	(38,352)	4,091
1M IRS	Citibank NA	2.606	07/30/2025	(4,920,000)	(4,920,000)	(38,271)	(36,512)	(1,759)
1M IRS	Citibank NA	3.692	07/30/2025	(5,510,000)	(5,510,000)	(44,103)	(45,678)	1,575
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(5,650,000)	(5,650,000)	(1,179)	(48,025)	46,846
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(5,550,000)	(5,550,000)	(5,258)	(48,285)	43,027
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(4,930,000)	(4,930,000)	(53,542)	(36,247)	(17,295)
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(5,040,000)	(5,040,000)	(23,804)	(36,848)	13,044
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(5,430,000)	(5,430,000)	(24,017)	(47,648)	23,631

				(41,980,000)	$(41,980,000)	$(224,435)	$(337,595)	$113,160

Total written option contracts				(94,930,000)	$(94,930,000)	$(871,256)	$(1,224,569)	$353,313

TOTAL				(44,830,000)	$(44,830,000)	$(503,436)	$(674,720)	$171,284

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 61.4%
Collateralized Mortgage Obligations – 6.9%
Interest Only – 0.7%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,215,890	1.682	%(a)(b)	05/15/45	$ 363,568
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,511,823	4.000	(a)	09/25/50	310,565
Federal National Mortgage Association REMICS Series 2011- 100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,805,674	2.030	(a)(b)	10/25/41	200,061
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,658,744	2.250	(a)(b)	07/25/42	172,022
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
731,475	1.730	(a)(b)	01/25/48	91,700
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,339,058	1.248	(a)(b)(c)	03/20/40	203,396
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,908,060	1.718	(a)(b)(c)	07/20/43	313,061
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,170,689	1.718	(a)(b)(c)	04/20/43	231,541
Government National Mortgage Association REMICS Series 2014-11, Class NI
491,771	4.500	(a)(c)	12/16/42	14,758
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,817,344	1.668	(a)(b)(c)	10/20/43	152,118
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,152,594	4.000	(a)(c)	08/20/44	289,132
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,046,102	1.268	(a)(b)(c)	09/20/45	104,704
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,355,650	1.268	(a)(b)(c)	09/20/45	135,992
Government National Mortgage Association REMICS Series 2015-129, Class IC
809,230	4.500	(a)(c)	09/16/45	153,685
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,892,826	1.768	(a)(b)(c)	08/20/45	363,029
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,524,844	1.268	(a)(b)(c)	10/20/45	321,632

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
$1,865,084	1.768	%(a)(b)(c)	09/20/45	$ 234,055
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,350,773	1.218	(a)(b)(c)	01/20/46	371,884
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
846,409	1.228	(a)(b)(c)	07/20/47	88,428
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
941,483	1.268	(a)(b)(c)	01/20/48	101,794
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,360,013	1.768	(a)(b)(c)	05/20/48	169,097
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,218,829	1.768	(a)(b)(c)	09/20/48	153,318
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
578,538	1.768	(a)(b)(c)	09/20/48	71,519
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
848,384	1.718	(a)(b)(c)	10/20/48	103,530
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
338,089	1.618	(a)(b)(c)	01/20/49	39,491
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
957,254	1.618	(a)(b)(c)	01/20/49	112,260
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
580,099	1.668	(a)(b)(c)	06/20/49	67,700
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,087,468	3.500	(a)(c)	10/20/49	372,897
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,566,498	1.618	(a)(b)(c)	02/20/50	332,144
Government National Mortgage Association REMICS Series 2020-78, Class DI
2,934,113	4.000	(a)(c)	06/20/50	638,402
Government National Mortgage Association REMICS Series 2020-146, Class KI
7,702,915	2.500	(a)(c)	10/20/50	1,150,446

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2020-146, Class IM
$1,066,989	2.500	%(a)(c)	10/20/50	$ 157,496

				7,585,425

Regular Floater – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
111,868	4.788	(b)	03/15/41	111,563
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
103,510	4.768	(b)	10/15/36	102,652
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
67,118	4.818	(b)	12/15/36	66,363
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
118,110	5.018	(b)(c)	09/15/37	117,441
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
31,482	5.268	(b)	06/15/39	31,724
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
208,250	4.820	(b)	06/25/36	206,455
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
244,051	4.820	(b)	08/25/36	242,003
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
248,862	4.820	(b)	08/25/36	246,734
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
84,379	4.870	(b)	08/25/37	83,806
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
30,944	5.520	(b)	10/25/39	31,314

				1,240,055

Sequential Fixed Rate – 0.6%
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
2,581,969	5.695	(c)(d)(e)	08/25/55	2,592,206
RALI Trust Series 2006-QS6, Class 1A13
278,920	6.000	(c)	06/25/36	229,043
RALI Trust Series 2006-QS9, Class 1A11
497,195	6.500	(c)	07/25/36	407,234
RALI Trust Series 2006-QS2, Class 1A9
177,436	5.500	(c)	02/25/36	144,335
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000	(c)	08/25/36	441,501
RFMSI Trust Series 2007-S9, Class 1A1
1,322,812	6.000	(c)	10/25/37	652,293
Verus Securitization Trust Series 2021-7, Class A1
1,332,425	1.829	(c)(d)(e)	10/25/66	1,197,340

				5,663,952

Sequential Floating Rate – 5.5%
Angel Oak Mortgage Trust Series 2021-6, Class A1
310,087	1.458	(b)(c)(d)	09/25/66	260,146

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Angel Oak Mortgage Trust Series 2020-4, Class A3
$533,681	2.805	%(b)(c)(d)	06/25/65	$ 514,939
Angel Oak Mortgage Trust Series 2020-2, Class M1
1,054,000	4.500	(b)(c)(d)	01/26/65	999,681
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,275,000	3.941	(b)(c)(d)	11/25/59	1,197,615
Banc of America Funding Trust Series 2007-2, Class 2A1
4,208	4.924	(b)(c)	03/25/37	4,137
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(b)(c)(d)	02/25/55	177,323
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,587,811	4.934	(b)(c)	08/25/37	1,029,844
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
216,357	4.934	(b)(c)	07/25/35	142,989
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
242,341	5.234	(b)(c)	12/25/35	206,990
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
237,329	4.834	(b)(c)	08/25/37	151,471
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(b)(c)(d)	02/25/50	627,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	9.955	(b)(c)(d)	12/25/50	684,306
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,684,375	5.405	(b)(c)(d)	05/25/45	1,687,064
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
356,277	6.470	(b)(c)(d)	04/25/49	361,576
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	7.305	(b)(c)(d)	04/25/42	286,388
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.855	(b)(c)(d)	10/25/43	2,302,395
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
2,800,000	7.005	(b)(c)(d)	01/25/44	2,872,447
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,350,000	6.105	(b)(c)(d)	01/25/44	1,364,430
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
1,417,804	5.456	(b)(c)(d)	03/25/44	1,418,987

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$3,200,000	5.955	%(b)(c)(d)	05/25/44	$ 3,215,660
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
900,000	6.256	(b)(c)(d)	03/25/44	908,384
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	7.106	(b)(c)(d)	03/25/44	2,341,590
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
384,892	5.305	(b)(c)(d)	07/25/44	384,652
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,475,000	5.905	(b)(c)(d)	09/25/44	2,486,720
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	6.355	(b)(c)(d)	09/25/44	1,406,836
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
2,172,000	6.006	(b)(c)(d)	01/25/45	2,167,614
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
2,300,000	6.555	(b)(c)(d)	03/25/45	2,340,031
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(b)(c)(d)	04/25/65	1,487,540
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
3,531,392	1.818	(b)(c)	05/20/53	232,972
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
6,526,579	2.198	(b)(c)	09/20/53	452,891
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,162,606	2.520	(b)(c)(d)	05/25/52	980,840
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
398,188	3.513	(b)(c)(d)	07/25/52	352,001
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,354,271	5.000	(b)(c)(d)	07/25/53	1,317,346
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
1,397,880	4.625	(b)(c)(d)	07/25/63	1,372,598
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(b)(c)(d)	08/25/54	611,381
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,377,088	5.990	(b)(c)(d)	07/25/64	1,387,809
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,985,127	3.000	(b)(c)(d)	05/25/54	1,793,713
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,544,012	6.192	(b)(c)(d)	07/25/64	1,557,617

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
$590,128	5.250	%(b)(c)(d)	11/25/63	$ 592,701
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
779,667	4.750	(b)(c)(d)	01/25/63	763,942
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
875,000	6.414	(b)(c)(d)	02/25/64	887,070
JP Morgan Mortgage Trust Series 2024-1, Class A4
878,982	6.000	(b)(c)(d)	06/25/54	886,319
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(b)(c)(d)	01/26/65	722,511
Mill City Mortgage Loan Trust Series 2017-2, Class A3
262,529	3.250	(b)(c)(d)	07/25/59	255,611
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1
1,870,564	5.960	(b)(c)(d)	03/25/70	1,892,443
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(b)(c)(d)	11/25/61	389,965
OBX Trust Series 2022-J2, Class A1
982,429	3.500	(b)(c)(d)	08/25/52	867,608
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
57,007	4.844	(b)(c)	09/25/46	55,481
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(b)(c)(d)	05/25/60	146,860
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(b)(c)(d)	04/25/60	1,800,728
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(b)(c)(d)	01/25/60	496,535
Verus Securitization Trust Series 2021-6, Class A1
201,356	1.630	(b)(c)(d)	10/25/66	175,862
Verus Securitization Trust Series 2021-8, Class A1
678,386	1.824	(b)(c)(d)	11/25/66	615,295
Verus Securitization Trust Series 2021-7, Class A2
637,559	2.137	(b)(c)(d)	10/25/66	553,931
Verus Securitization Trust Series 2022-1, Class A3
1,052,009	3.288	(b)(c)(d)	01/25/67	956,402
Verus Securitization Trust Series 2023-3, Class M1
500,000	7.764	(b)(c)(d)	03/25/68	503,849
Visio Trust Series 2020-1, Class M1
500,000	4.450	(b)(c)(d)	08/25/55	474,039

				56,125,140

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				70,614,572

Commercial Mortgage-Backed Securities – 12.9%
Regular Floater – 0.5%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.804	%(b)(d)	11/15/41	$ 1,801,265
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
2,550,000	6.444	(b)(d)	11/15/29	2,549,367
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
550,000	7.242	(b)(d)	11/15/29	549,522

				4,900,154

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 5.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
$2,300,000	3.901	%(d)	08/10/35	$ 2,292,756
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	912,080
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	736,697
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(c)	05/15/62	1,424,525
Bank Series 2024-BNK48, Class A5
1,800,000	5.053	(c)	10/15/57	1,806,436
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,376,441
Bank5 Series 2024-5YR10, Class A3
1,250,000	5.302	(c)	10/15/57	1,280,314
Bank5 Series 2024-5YR11, Class A3
1,500,000	5.893	(c)	11/15/57	1,570,531
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(c)	11/15/57	704,827
Bank5 Series 2025-5YR15, Class A3
2,000,000	5.452	(c)	06/15/30	2,057,925
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,635,595
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	754,225
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,440,404
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,478,323
BBCMS Mortgage Trust Series 2025-5C34, Class A3
3,000,000	5.659	(c)	05/15/58	3,126,011
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	1,029,259
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	868,021
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(c)	03/15/54	1,163,371
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	902,695
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,200,879
BWAY Mortgage Trust Series 2013-1515, Class A2
1,742,480	3.454	(c)(d)	03/10/33	1,656,764
CFK Trust Series 2020-MF2, Class C
1,200,000	2.995	(d)	03/15/39	1,072,663
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	622,799
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(d)	08/10/44	2,630,202
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,508,585
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,417,988
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,349,000	3.024	(d)	01/05/39	1,228,482

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
$1,400,000	3.598	%(c)(d)	06/05/39	$ 1,297,694
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,900,000	6.234	(d)	06/05/42	1,971,311
Morgan Stanley Capital I Trust Series 2014-150E, Class A
1,600,000	3.912	(c)(d)	09/09/32	1,393,272
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,668,091
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(d)	11/13/41	3,985,538
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(d)	11/13/41	2,450,470
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(d)	07/15/41	2,629,224
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	666,402
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,331,453
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
45,000	5.309	(c)	08/15/57	45,941

				55,338,194

Sequential Floating Rate – 7.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778	(b)	11/15/54	885,336
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
1,100,000	3.989	(b)(c)	09/15/48	1,093,693
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(c)	11/15/64	525,981
Bank Series 2021-BN31, Class AS
1,900,000	2.211	(b)(c)	02/15/54	1,587,041
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,144,628
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(c)	05/15/64	1,288,122
Bank Series 2025-BNK50, Class AS
1,575,000	5.875	(b)(c)	05/15/68	1,652,896
Bank5 Series 2024-5YR8, Class C
300,000	7.000	(b)(c)	08/15/57	309,572
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(c)	08/15/57	1,199,857
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(c)	10/15/57	512,103
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	5.231	(b)(d)	03/15/37	2,457,417
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	5.480	(b)(d)	03/15/37	690,110
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,587,953

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
$2,250,000	6.200	%(b)(d)	06/15/42	$ 2,252,981
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.970	(b)	07/15/54	1,365,731
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(d)	11/05/41	862,047
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
2,400,000	5.548	(b)(d)	06/15/44	2,452,472
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
951,925	5.703	(b)(d)	03/15/41	952,635
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,067,792	6.003	(b)(d)	08/15/39	1,070,287
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.591	(b)(d)	11/13/46	1,008,394
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
898,990	6.763	(b)(d)	08/15/39	898,467
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.954	(b)(d)	02/15/41	1,424,298
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	6.402	(b)(d)	03/15/41	499,605
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	7.351	(b)(d)	03/15/41	149,994
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,975,000	6.153	(b)(d)	04/15/26	1,973,275
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,700,000	6.852	(b)(d)	04/15/26	1,698,809
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,700,000	5.456	(b)(d)	03/15/30	1,689,402
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
2,450,000	5.712	(b)(d)	06/15/35	2,453,109
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(c)	08/15/51	1,715,780
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.923	(b)(d)	11/10/41	1,673,568
Fashion Show Mall LLC Series 2024-SHOW, Class A
1,450,000	5.274	(b)(d)	10/10/41	1,464,212
Houston Galleria Mall Trust Series 2025-HGLR, Class A
1,150,000	5.644	(b)(d)	02/05/45	1,179,371
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	6.151	(b)(d)	01/13/40	1,101,661
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.551	(b)(d)	01/13/40	931,731
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,150,000	5.649	(b)(d)	01/13/40	2,214,770
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class A
2,900,000	5.292	(b)(d)	07/15/42	2,930,638

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
IRV Trust Series 2025-200P, Class A
$3,100,000	5.471	%(b)(c)(d)	03/14/47	$ 3,129,586
IRV Trust Series 2025-200P, Class D
950,000	6.371	(b)(c)(d)	03/14/47	940,492
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,195,942	5.669	(b)(d)	04/15/37	1,174,263
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,450,000	5.990	(b)(d)	10/05/39	1,479,222
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
950,000	6.202	(b)(d)	08/15/41	950,742
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	5.036	(b)(c)(d)	10/13/33	1,356,676
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.919	(b)(c)	04/15/55	512,548
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
1,750,000	6.014	(b)(c)	12/15/56	1,875,206
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,050,000	6.125	(b)(d)	02/10/47	1,080,374
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	5.377	(b)(d)	01/15/36	1,603,495
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	7.402	(b)(d)	04/15/42	801,000
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	6.634	(b)(d)	03/15/40	2,475,666
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.484	(b)(d)	07/15/35	1,760,505
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.935	(b)(d)	07/15/35	1,107,416
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
1,825,000	6.602	(b)(d)	08/15/41	1,797,642

				71,942,779

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 132,181,127

Federal Agencies – 41.6%
Federal Home Loan Mortgage Corp. – 0.0%
$5,244	5.000%		01/01/33	$ 5,328
224	5.000		03/01/33	228
3,201	5.000		04/01/33	3,258
378	5.000		05/01/33	385
1,270	5.000		06/01/33	1,293
7,867	5.000		07/01/33	8,006
12,002	5.000		08/01/33	12,207
1,236	5.000		09/01/33	1,255
2,943	5.000		10/01/33	2,994
5,203	5.000		11/01/33	5,295
2,674	5.000		12/01/33	2,722
2,270	5.000		01/01/34	2,311
7,839	5.000		02/01/34	7,977

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$4,495	5.000%	03/01/34		$ 4,573
6,598	5.000	04/01/34		6,713
8,987	5.000	05/01/34		9,146
136,141	5.000	06/01/34		138,545
3,124	5.000	11/01/34		3,178
31,433	5.000	04/01/35		31,990
9	5.000	11/01/35		9

				247,413

Government National Mortgage Association – 12.1%
6,742,348	4.500	12/20/48		6,565,807
2,459,790	5.000	12/20/48		2,457,320
3,862,483	4.500	01/20/49		3,761,348
1,555,265	2.500	10/20/51		1,318,618
1,946,635	2.500	11/20/51		1,649,222
2,691,983	2.500	12/20/51		2,286,544
3,000,000	2.500	TBA-30yr	(f)	2,549,615
8,000,000	2.000	TBA-30yr	(f)	6,517,927
4,000,000	4.000	TBA-30yr	(f)	3,716,815
29,000,000	4.500	TBA-30yr	(f)	27,746,272
10,000,000	5.000	TBA-30yr	(f)	9,819,308
2,000,000	5.500	TBA-30yr	(f)	2,001,987
47,000,000	6.000	TBA-30yr	(f)	47,658,113
5,000,000	6.500	TBA-30yr	(f)	5,132,547

				123,181,443

Uniform Mortgage-Backed Security – 29.5%
12,395	4.500	08/01/37		12,424
2,554	4.500	04/01/39		2,533
4,163	4.000	08/01/39		4,042
1,853	4.000	09/01/39		1,800
14,426	4.500	10/01/39		14,327
1,837	4.500	05/01/41		1,816
7,663	4.500	06/01/41		7,586
7,971	4.500	08/01/41		7,880
2,314	4.500	10/01/41		2,290
590	4.500	11/01/42		583
9,941	4.500	12/01/43		9,819
382,241	4.500	11/01/48		370,668
70,551	4.500	01/01/49		68,415
465,236	4.500	06/01/49		451,271
344,631	4.500	08/01/49		333,981
200,259	4.500	01/01/50		194,373
6,197,611	6.000	01/01/53		6,356,427
1,640,830	5.500	04/01/53		1,657,741
2,415,482	6.000	04/01/53		2,483,013
8,000,000	2.500	TBA-30yr	(f)	6,632,184
29,000,000	3.500	TBA-30yr	(f)	26,101,137
19,000,000	4.000	TBA-30yr	(f)	17,661,897
173,000,000	5.500	TBA-30yr	(f)	173,261,423

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$65,000,000	6.000%		TBA-30yr(f)	$ 66,205,216

					301,842,846

TOTAL FEDERAL AGENCIES					$ 425,271,702

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $623,173,452)					$ 628,067,401

Corporate Obligations – 17.0%
Advertising(c) – 0.1%
Lamar Media Corp.
	$535,000	3.625%		01/15/31	$ 493,773
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
	254,000	5.000		08/15/27	252,303

					746,076

Aerospace & Defense(c) – 0.5%
Boeing Co.
	3,900,000	5.150		05/01/30	3,971,682
TransDigm, Inc.(d)
	795,000	6.750		08/15/28	811,957

					4,783,639

Airlines(c)(d) – 0.1%
American Airlines, Inc.
	915,000	7.250		02/15/28	934,041

Apparel(c)(d) – 0.2%
Beach Acquisition Bidco LLC
EUR	469,000	5.250		07/15/32	556,757
Champ Acquisition Corp.
	$1,360,000	8.375		12/01/31	1,450,114

					2,006,871

Automotive(c)(d) – 0.2%
Phinia, Inc.
	370,000	6.750		04/15/29	381,537
	460,000	6.625		10/15/32	467,056
ZF North America Capital, Inc.
	885,000	6.875		04/14/28	886,947

					1,735,540

Banks(c) – 2.8%
Banco Mercantil del Norte SA(b)(d) (5 yr. CMT + 4.643%)
	1,190,000	5.875		01/24/27	1,161,738
Banco Santander SA(b) (-1X 5 yr. EUR Swap + 4.534%)
EUR	2,400,000	4.375		01/14/26	2,827,082
Bank of America Corp.(b) (5 yr. CMT + 2.760%)
	$2,565,000	4.375		01/27/27	2,520,856
Barclays PLC (5 yr. CMT + 5.431%)
	415,000	8.000	(b)	03/15/29	435,439
(5 yr. CMT + 5.867%)
	2,500,000	6.125	(b)	12/15/25	2,500,075

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(c) – (continued)
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
$435,000	7.625	%(b)	03/15/35	$ 437,610
Citigroup, Inc.
(5 yr. CMT + 3.209%)
2,365,000	7.375	(b)	05/15/28	2,486,821
(5 yr. CMT + 3.597%)
2,545,000	4.000	(b)	12/10/25	2,526,472
(Secured Overnight Financing Rate + 1.887%)
3,160,000	4.658	(b)	05/24/28	3,172,292
Deutsche Bank AG(b) (5 yr. CMT + 4.524%)
1,400,000	6.000		10/30/25	1,394,302
JPMorgan Chase & Co.(b) (5 yr. CMT + 2.737%)
2,325,000	6.875		06/01/29	2,452,526
PNC Financial Services Group, Inc. (b) (5 yr. CMT + 3.238%)
2,445,000	6.200		09/15/27	2,491,455
Societe Generale SA(b) (5 yr. USD Swap + 3.929%)
224,000	6.750		04/06/28	220,660
UBS Group AG(b)(d) (5 yr. CMT + 4.745%)
470,000	9.250		11/13/28	512,319
Walker & Dunlop, Inc.(d)
505,000	6.625		04/01/33	520,357
Wells Fargo & Co.(b) (5 yr. CMT + 3.453%)
2,565,000	3.900		03/15/26	2,541,710

				28,201,714

Building Materials(c)(d) – 0.1%
Standard Building Solutions, Inc.
610,000	6.500		08/15/32	624,475

Chemicals(c) – 0.8%
Chemours Co.
285,000	5.375		05/15/27	281,948
450,000	5.750	(d)	11/15/28	421,650
415,000	8.000	(d)	01/15/33	388,311
Ingevity Corp.(d)
1,461,000	3.875		11/01/28	1,392,201
Methanex U.S. Operations, Inc. (d)
630,000	6.250		03/15/32	627,871
OCP SA
320,000	6.100	(d)	04/30/30	323,600
1,800,000	6.750	(d)	05/02/34	1,862,172
420,000	7.500		05/02/54	418,517
Olympus Water U.S. Holding Corp.(d)
895,000	7.250		06/15/31	913,160
WR Grace Holdings LLC(d)
1,315,000	5.625		08/15/29	1,190,443

				7,819,873

Commercial Services – 0.7%
ADT Security Corp.(c)(d)
1,525,000	4.125		08/01/29	1,471,595
Belron U.K. Finance PLC(c)(d)
470,000	5.750		10/15/29	473,393
DP World Crescent Ltd.(d)
1,530,000	5.500		05/08/35	1,539,562
Garda World Security Corp.(c)(d)
360,000	8.375		11/15/32	369,857

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Herc Holdings, Inc.(c)(d)
$884,000	5.500%	07/15/27	$ 883,646
TriNet Group, Inc.(c)(d)
525,000	3.500	03/01/29	492,923
United Rentals North America, Inc.(c)
424,000	3.875	02/15/31	398,594
VT Topco, Inc.(c)(d)
1,114,000	8.500	08/15/30	1,183,168

			6,812,738

Computers(c) – 0.2%
KBR, Inc.(d)
498,000	4.750	09/30/28	478,832
McAfee Corp.(d)
1,575,000	7.375	02/15/30	1,486,816
Seagate HDD Cayman
430,000	8.250	12/15/29	459,313

			2,424,961

Diversified Financial Services(c) – 1.3%
AG Issuer LLC(d)
1,193,000	6.250	03/01/28	1,195,935
American Express Co.(b) (5 yr. CMT + 2.854%)
2,635,000	3.550	09/15/26	2,575,791
Focus Financial Partners LLC(d)
1,100,000	6.750	09/15/31	1,123,144
Freedom Mortgage Holdings LLC(d)
1,395,000	9.250	02/01/29	1,448,638
Jane Street Group/JSG Finance, Inc.(d)
905,000	6.125	11/01/32	913,000
Midcap Financial Issuer Trust(d)
1,176,000	6.500	05/01/28	1,165,216
Navient Corp.
615,000	5.500	03/15/29	602,472
860,000	9.375	07/25/30	948,477
OneMain Finance Corp.
645,000	3.875	09/15/28	617,994
1,055,000	4.000	09/15/30	973,301
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)
1,490,000	2.875	10/15/26	1,453,689
StoneX Group, Inc.(d)
685,000	7.875	03/01/31	718,161

			13,735,818

Electrical(c)(d) – 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	959,847
Calpine Corp.
733,000	4.625	02/01/29	723,310
Lightning Power LLC
720,000	7.250	08/15/32	757,778
NRG Energy, Inc.
535,000	3.375	02/15/29	504,847
Pike Corp.
1,226,000	5.500	09/01/28	1,224,370

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(c)(d) – (continued)
Vistra Operations Co. LLC
$1,015,000	4.375%		05/01/29	$ 989,026

				5,159,178

Electronics(c)(d) – 0.3%
Imola Merger Corp.
495,000	4.750		05/15/29	478,492
Sensata Technologies BV
515,000	4.000		04/15/29	489,636
Sensata Technologies, Inc.
1,059,000	4.375		02/15/30	1,010,402
TTM Technologies, Inc.
1,040,000	4.000		03/01/29	992,857

				2,971,387

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
176,000	3.850		03/29/26	172,568
Greenko Power II Ltd.
159,500	4.300		12/13/28	149,750

				322,318

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc.(d)
505,000	4.500		04/15/29	491,572
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	317,600
1,726,000	5.500		07/31/47	1,422,526

				2,231,698

Entertainment(c)(d) – 0.3%
Caesars Entertainment, Inc.
670,000	6.000		10/15/32	656,674
Cinemark USA, Inc.
510,000	7.000		08/01/32	529,946
WMG Acquisition Corp.
1,855,000	3.750		12/01/29	1,739,507

				2,926,127

Environmental(c)(d) – 0.5%
GFL Environmental, Inc.
2,300,000	3.500		09/01/28	2,218,994
Madison IAQ LLC
654,000	5.875		06/30/29	642,653
Waste Pro USA, Inc.
2,015,000	7.000		02/01/33	2,095,661

				4,957,308

Food & Drug Retailing(c) – 0.5%
J.M. Smucker Co.
2,205,000	6.200		11/15/33	2,367,310
Lamb Weston Holdings, Inc.(d)
1,540,000	4.125		01/31/30	1,468,328
Performance Food Group, Inc.(d)
701,000	5.500		10/15/27	700,271

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c) – (continued)
United Natural Foods, Inc.(d)
$1,060,000	6.750%	10/15/28	$ 1,047,079

			5,582,988

Healthcare Providers & Services(c) – 0.5%
Charles River Laboratories International, Inc.(d)
1,035,000	3.750	03/15/29	970,975
Encompass Health Corp.
451,000	4.500	02/01/28	446,684
LifePoint Health, Inc.(d)
1,485,000	5.375	01/15/29	1,385,342
Medline Borrower LP(d)
1,257,000	5.250	10/01/29	1,247,321
Prime Healthcare Services, Inc.(d)
790,000	9.375	09/01/29	784,051
Tenet Healthcare Corp.
591,000	6.125	10/01/28	591,739

			5,426,112

Holding Companies-Diversified(c)(d) – 0.1%
Benteler International AG
790,000	10.500	05/15/28	831,475

Housewares(c) – 0.1%
Newell Brands, Inc.
235,000	6.375	05/15/30	228,531
370,000	6.625	05/15/32	353,927

			582,458

Insurance(c)(d) – 0.7%
Acrisure LLC/Acrisure Finance, Inc.
835,000	8.250	02/01/29	863,749
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
510,000	6.750	10/15/27	510,857
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
1,590,000	7.875	11/01/29	1,626,586
Ardonagh Group Finance Ltd.
2,093,000	8.875	02/15/32	2,202,443
BroadStreet Partners, Inc.
1,244,000	5.875	04/15/29	1,229,582
HUB International Ltd.
585,000	7.375	01/31/32	611,974
USI, Inc.
320,000	7.500	01/15/32	337,709

			7,382,900

Internet(c)(d) – 0.3%
Gen Digital, Inc.
780,000	6.250	04/01/33	801,848
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500	03/01/29	491,868
ION Trading Technologies SARL
863,000	9.500	05/30/29	891,539
Match Group Holdings II LLC
984,000	4.625	06/01/28	959,725

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(c)(d) – (continued)
Snap, Inc.
$490,000	6.875%	03/01/33	$ 502,524

			3,647,504

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc.(d)
610,000	6.875	11/01/29	600,673
Vale Overseas Ltd.
1,320,000	6.400	06/28/54	1,290,313

			1,890,986

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	900,531
355,000	6.250	03/15/32	364,912

			1,265,443

Lodging(c) – 0.8%
Genting New York LLC/GENNY Capital, Inc.(d)
2,190,000	7.250	10/01/29	2,272,914
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,167,790
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(d)
1,263,000	5.000	06/01/29	1,214,210
Las Vegas Sands Corp.
1,370,000	5.625	06/15/28	1,396,372
510,000	6.000	06/14/30	525,730
MGM Resorts International
1,005,000	4.750	10/15/28	992,578
Travel & Leisure Co.(d)
525,000	4.500	12/01/29	505,428

			8,075,022

Machinery-Construction & Mining(c)(d) – 0.0%
Terex Corp.
520,000	6.250	10/15/32	521,128

Machinery-Diversified(c)(d) – 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
585,000	9.000	02/15/29	611,542
TK Elevator Holdco GmbH
1,185,000	7.625	07/15/28	1,185,995

			1,797,537

Media(c)(d) – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
610,000	6.375	09/01/29	622,383
934,000	4.250	02/01/31	871,581
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
505,000	5.875	08/15/27	503,273
iHeartCommunications, Inc.
177,332	10.875	05/01/30	86,902
News Corp.
1,830,000	3.875	05/15/29	1,751,804
Nexstar Media, Inc.
549,000	5.625	07/15/27	547,644

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(c)(d) – (continued)
Sirius XM Radio LLC
$1,525,000	4.000%		07/15/28	$ 1,464,564

				5,848,151

Miscellaneous Manufacturing(c) – 0.1%
Axon Enterprise, Inc.
255,000	6.125	(d)	03/15/30	262,331
260,000	6.250	(d)	03/15/33	268,590
Hillenbrand, Inc.
436,000	6.250		02/15/29	444,062

				974,983

Oil Field Services – 1.3%
Aethon United BR LP/Aethon United Finance Corp.(c)(d)
478,000	7.500		10/01/29	500,820
Archrock Partners LP/Archrock Partners Finance Corp.(c)(d)
620,000	6.625		09/01/32	631,991
Civitas Resources, Inc.(c)(d)
435,000	8.375		07/01/28	445,940
Ecopetrol SA
120,000	8.625	(c)	01/19/29	126,766
1,170,000	6.875	(c)	04/29/30	1,155,960
15,000	7.750	(c)	02/01/32	14,719
140,000	8.875	(c)	01/13/33	144,200
Kodiak Gas Services LLC(c)(d)
240,000	7.250		02/15/29	248,446
Matador Resources Co.(c)(d)
696,000	6.250		04/15/33	691,991
Murphy Oil Corp.(c)
712,000	6.000		10/01/32	680,173
Nabors Industries, Inc.(c)(d)
660,000	9.125		01/31/30	631,871
Noble Finance II LLC(c)(d)
800,000	8.000		04/15/30	814,720
Petroleos Mexicanos
110,000	6.500		01/23/29	107,678
1,050,000	8.750	(c)	06/02/29	1,085,259
410,000	6.840	(c)	01/23/30	395,609
Petronas Capital Ltd.
530,000	4.950	(c)(d)	01/03/31	539,116
520,000	5.340	(c)(d)	04/03/35	532,225
Raizen Fuels Finance SA
210,000	5.700	(c)	01/17/35	196,612
440,000	6.700	(c)(d)	02/25/37	430,925
210,000	6.950	(c)(d)	03/05/54	194,565
200,000	6.950	(c)	03/05/54	185,300
SM Energy Co.
330,000	6.750	(c)(d)	08/01/29	328,875
530,000	7.000	(c)(d)	08/01/32	522,855
Sunoco LP/Sunoco Finance Corp.
895,000	7.000	(c)(d)	09/15/28	922,378
495,000	4.500	(c)	05/15/29	480,353
Transocean, Inc.
295,000	8.250	(c)(d)	05/15/29	273,111
300,000	8.500	(c)(d)	05/15/31	267,573

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
	$880,000	7.125%		03/15/29	$ 902,035

					13,452,066

Packaging(c) – 0.4%
ARD Finance SA
(PIK 5.750%, Cash 5.000%)
EUR	242,954	5.000	(g)	06/30/27	10,801
(PIK 7.250%, Cash 6.500%)
	$2,489,738	6.500	(d)(g)	06/30/27	103,025
Crown Americas LLC
	2,058,000	5.250		04/01/30	2,089,055
LABL, Inc. (d)
	171,000	10.500		07/15/27	163,686
Sealed Air Corp./Sealed Air Corp. U.S.(d)
	1,375,000	6.125		02/01/28	1,394,044

					3,760,611

Pharmaceuticals(c)(d) – 0.2%
Jazz Securities DAC
	990,000	4.375		01/15/29	956,231
Organon & Co./Organon Foreign Debt Co-Issuer BV
	985,000	4.125		04/30/28	946,772

					1,903,003

Pipelines – 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)(d)
	480,000	5.375		06/15/29	476,674
Buckeye Partners LP
	734,000	3.950	(c)	12/01/26	725,096
	1,070,000	6.875	(c)(d)	07/01/29	1,108,199
CQP Holdco LP/BIP-V Chinook Holdco LLC(c)(d)
	1,241,000	5.500		06/15/31	1,225,636
Delek Logistics Partners LP/Delek Logistics Finance Corp.(c)(d)
	725,000	8.625		03/15/29	752,760
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(d)	03/31/36	203,400
	1,731,150	2.940		09/30/40	1,419,007
Genesis Energy LP/Genesis Energy Finance Corp.(c)
	910,000	7.875		05/15/32	946,373
Prairie Acquiror LP(c)(d)
	535,000	9.000		08/01/29	557,604
Summit Midstream Holdings LLC(c)(d)
	1,490,000	8.625		10/31/29	1,519,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(d)
	710,000	7.375		02/15/29	729,546
Venture Global LNG, Inc.(c)(d)
	1,310,000	9.500		02/01/29	1,427,494

					11,091,321

Real Estate Investment Trust(c) – 0.1%
Iron Mountain, Inc.(d)
	460,000	7.000		02/15/29	475,810

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
MPT Operating Partnership LP/MPT Finance Corp.
$903,000	4.625%	08/01/29	$ 711,275

			1,187,085

Retailing(c) – 0.5%
Asbury Automotive Group, Inc.(d)
510,000	4.625	11/15/29	492,436
Cougar JV Subsidiary LLC(d)
1,114,000	8.000	05/15/32	1,187,903
Group 1 Automotive, Inc.(d)
219,000	4.000	08/15/28	211,646
LCM Investments Holdings II LLC(d)
1,273,000	4.875	05/01/29	1,237,763
Lithia Motors, Inc.(d)
520,000	3.875	06/01/29	496,272
Penske Automotive Group, Inc.
662,000	3.500	09/01/25	659,716
Sonic Automotive, Inc.(d)
525,000	4.625	11/15/29	509,056

			4,794,792

Semiconductors(c)(d) – 0.0%
Entegris, Inc.
470,000	5.950	06/15/30	476,815

Software(c) – 0.3%
AppLovin Corp.
740,000	5.500	12/01/34	751,544
Camelot Finance SA(d)
31,000	4.500	11/01/26	30,582
Castle U.S. Holding Corp.(d)
574,000	9.500	02/15/28	255,235
Clarivate Science Holdings Corp.(d)
510,000	3.875	07/01/28	488,708
Open Text Corp.(d)
1,585,000	3.875	12/01/29	1,493,419
Twilio, Inc.
525,000	3.625	03/15/29	499,721

			3,519,209

Telecommunication Services – 0.0%
Hughes Satellite Systems Corp.
650,000	6.625	08/01/26	466,115

Transportation(c)(d) – 0.1%
Rand Parent LLC
725,000	8.500	02/15/30	727,371

TOTAL CORPORATE OBLIGATIONS (Cost $171,673,380)			$ 173,598,837

Asset-Backed Securities – 14.1%
Automotive(c) – 1.1%
Citizens Auto Receivables Trust Series 2024-1, Class A2A(d)
$358,202	5.430%	10/15/26	$ 358,427
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
897,947	4.700	09/15/27	897,728

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(c) – (continued)
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	$500,000	4.670%	08/15/28	$ 500,077
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,950,000	4.780	07/16/29	1,957,602
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
	1,550,000	4.980	12/11/36	1,583,571
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	589,897	4.760	08/16/27	590,063
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,800,000	4.740	01/16/29	1,806,615
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
	800,000	5.300	06/21/27	802,729
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
	2,238,371	4.710	02/15/28	2,242,273

				10,739,085

Collateralized Loan Obligations – 9.3%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,500,000	6.256	10/15/38	2,506,408
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
	2,100,000	6.856	04/15/37	2,112,506
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,700,000	8.506	04/15/37	2,724,870
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
	1,900,000	7.556	07/15/37	1,901,045
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 4.900%)
	2,100,000	9.166	04/15/38	2,098,769
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b)(c)(d) (3 mo. USD Term SOFR + 1.050%)
	2,600,000	5.306	04/15/33	2,596,214
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	8.532	01/25/36	2,014,306
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	10.382	04/25/37	1,014,617
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	6.070	10/20/36	2,074,658
Brant Point CLO Ltd. Series 2024-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	2,400,000	5.922	02/20/37	2,405,952
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	5.279	04/15/35	942,531
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	$2,000,000	6.320	10/18/36	2,005,272
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	10.270	07/20/37	630,904

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	$1,025,000	11.920%	01/20/37	$ 1,039,928
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	1,300,000	6.570	01/20/37	1,306,618
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	5.682	04/21/35	2,002,222
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
	2,000,000	5.721	07/20/34	2,000,674
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	8.770	04/20/37	1,308,731
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	1,700,000	5.870	04/20/37	1,705,020
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	3.939	05/26/38	1,876,856
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
	1,800,000	3.977	04/20/38	2,097,109
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	$1,325,000	5.970	04/20/37	1,328,360
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
	2,000,000	5.840	07/20/37	2,006,728
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.720	10/20/37	5,011,880
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.870	07/20/37	1,425,613
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
	341,919	5.902	05/20/54	343,580
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
	1,000,000	6.000	01/20/37	1,004,058
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.786	04/15/37	1,507,557
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.818	07/15/34	6,699,832
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
	2,050,000	6.206	04/15/32	2,050,472
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
	279,766	5.529	07/16/36	279,407
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	1,700,000	5.716	04/15/34	1,701,700

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	$2,725,000	5.050%	02/15/29	$ 2,754,487
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	5.093	05/15/34	1,400,946
OCP Euro DAC Series 2025-12A, Class B1(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
	2,000,000	4.062	01/20/38	2,333,030
Octagon 67 Ltd. Series 2023-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	$4,000,000	5.773	07/25/38	4,017,092
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	432,419	5.420	07/20/30	432,722
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
	260,000	10.568	10/15/34	260,000
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	7.256	04/15/31	3,009,957
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	9.682	01/25/37	1,371,175
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.690	10/20/37	1,202,490
Penta CLO DAC Series 2021-2A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,350,000	4.009	04/15/38	1,591,757
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	4.029	01/15/37	2,596,664
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	10.182	11/29/36	1,518,552
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	869,089	3.967	10/15/41	851,980
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	155,788	5.750	12/20/50	157,291
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	6.129	01/23/37	1,876,969
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(c)(d) (3 mo. USD Term SOFR + 1.430%)
	2,925,000	5.700	01/20/34	2,931,104
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	6.920	04/20/37	1,710,907
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
	2,461,726	5.470	07/20/32	2,460,525
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
	1,375,000	7.906	04/15/37	1,383,575

				95,585,620

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Mortgage Obligations(b)(c)(d) – 0.2%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
$1,700,000	5.770%	04/19/37	$ 1,706,416

Credit Card(c) – 1.0%
American Express Credit Account Master Trust Series 2025-3, Class A
2,950,000	4.510	04/15/32	2,989,566
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
4,100,000	5.204	08/15/28	4,107,024
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,353,941
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
2,175,000	4.490	06/21/32	2,190,049

			10,640,580

Home Equity(b)(c) – 0.1%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
664,285	6.052	11/25/53	667,745
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
50,795	5.210	03/25/37	53,760
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
640,211	4.774	11/25/36	104,176

			825,681

Student Loan(b)(c)(d) – 2.4%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	11.986	01/15/37	1,014,005
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
597,979	5.541	04/20/31	598,281
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	8.111	04/16/37	1,006,801
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
3,900,000	6.075	07/24/36	3,907,640
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	8.270	01/20/37	1,334,051
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	8.156	04/15/37	1,259,641
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	6.086	01/15/37	3,916,162
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	5.790	04/18/37	2,884,421
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	5.702	05/20/36	2,303,215

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b)(c)(d) – (continued)
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
$2,000,000	5.800%	04/20/38	$ 2,012,126
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	7.779	04/23/38	1,983,431
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class E (3 mo. USD Term SOFR + 6.350%)
600,000	10.629	04/23/38	605,789
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
1,325,000	8.770	01/20/37	1,332,350

			24,157,913

TOTAL ASSET- BACKED SECURITIES (Cost $142,323,703)			$ 143,655,295

Bank Loans(h) – 5.0%
Aerospace & Defense – 0.3%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 2.750%)
$693,013	7.046%	10/31/30	$ 694,316
Kaman Corp.
206,897	1.000	02/26/32	206,574
(3 mo. USD Term SOFR + 2.750%)
2,193,103	7.083	02/26/32	2,189,682

			3,090,572

Automotive - Parts – 0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
1,678,750	6.577	01/31/31	1,681,117

Banks – 0.1%
Nouryon Finance BV(3 mo. USD Term SOFR + 3.250%)
1,235,116	7.510	04/03/28	1,239,748

Building & Construction – 0.4%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
2,506,094	7.077	07/30/31	2,504,540
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
348,250	6.827	11/03/31	349,121
KKR Apple Bidco LLC(1 mo. USD Term SOFR + 2.500%)
1,447,725	6.827	09/23/31	1,443,990

			4,297,651

Commercial Services – 0.6%
Anticimex International AB(3 mo. USD Term SOFR + 3.400%)
3,332,835	7.660	11/16/28	3,342,000
Fleet Midco I Ltd.(6 mo. USD Term SOFR + 2.750%)
2,359,007	7.055	02/21/31	2,361,956
Fugue Finance BV(3 mo. USD Term SOFR + 3.250%)
249,375	7.583	01/09/32	250,727

			5,954,683

Consumer Cyclical Services – 0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
2,376,060	6.827	12/15/27	2,375,228

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Diversified Financial Services – 0.4%
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
$773,063	9.260%	11/05/31	$ 632,945
GEN II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
1,391,512	6.967	11/26/31	1,391,513
VFH Parent LLC(1 mo. USD Term SOFR + 2.500%)
1,825,000	6.827	06/21/31	1,829,562

			3,854,020

Diversified Manufacturing – 0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
2,326,426	6.788	03/15/30	2,328,612

Energy - Exploration & Production – 0.3%
CQP Holdco LP(3 mo. USD Term SOFR + 2.000%)
2,363,140	6.296	12/31/30	2,362,265
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
482,078	8.046	05/01/31	481,929

			2,844,194

Entertainment – 0.1%
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 5.250%)
1,492,500	9.566	12/02/31	1,490,634

Food & Beverages(i) – 0.2%
Sazerac Co., Inc.
1,625,000	0.000	06/26/32	1,622,969

Healthcare – 0.1%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 3.750%)
939,151	8.006	05/19/31	928,144

Internet – 0.2%
BEP Intermediate Holdco LLC(1 mo. USD Term SOFR + 3.250%)
544,510	7.577	04/25/31	545,191
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
1,296,750	7.796	10/02/31	1,228,671

			1,773,862

Machinery – 0.2%
TK Elevator Midco GmbH(3 mo. USD Term SOFR + 3.000%)
2,370,150	7.237	04/30/30	2,375,269

Media - Cable – 0.0%
iHeartCommunications, Inc.(1 mo. USD Term SOFR + 5.775%)
605,391	10.216	05/01/29	491,881

Midstream – 0.1%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
515,507	6.313	05/17/29	515,414

Mining – 0.2%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR +
3.500%)
1,649,959	7.827	08/16/29	1,654,909

Pipelines – 0.4%
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 4.250%)
1,985,000	8.577	08/01/29	1,995,540

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Pipelines – (continued)
WhiteWater DBR HoldCo LLC(3 mo. USD Term SOFR + 2.250%)
	$1,662,459	6.563%	03/03/31	$ 1,662,459

				3,657,999

Retailers – 0.2%
Harbor Freight Tools USA, Inc.(1 mo. USD Term SOFR + 2.250%)
	2,406,813	6.577	06/11/31	2,352,659

Technology – 0.0%
McAfee LLC(1 mo. USD Term SOFR + 3.000%)
	347,379	7.316	03/01/29	336,885

Technology - Software – 0.6%
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 2.750%)
	1,707,552	7.077	02/15/29	1,704,889
Camelot U.S. Acquisition LLC(1 mo. USD Term SOFR + 2.750%)
	1,831,968	7.077	01/31/31	1,810,791
Drake Software LLC(3 mo. USD Term SOFR + 4.250%)
	868,374	8.546	06/26/31	864,032
Epicor Software Corp.(1 mo. USD Term SOFR + 2.750%)
	392,038	7.077	05/30/31	392,825
iSolved, Inc.(1 mo. USD Term SOFR + 3.000%)
	633,117	7.327	10/15/30	634,896
Travelport Finance (Luxembourg) SARL(3 mo. USD Term SOFR + 7.887%)
	12,539	12.184	09/30/28	9,616
UKG, Inc.(1 mo. USD Term SOFR + 3.000%)
	677,015	7.311	02/10/31	679,398

				6,096,447

TOTAL BANK LOANS (Cost $51,417,272)				$ 50,962,897

Municipal Debt Obligations – 0.7%
Illinois – 0.7%
Illinois State GO Bonds Build America Series 2010
	$3,512,143	7.350%	07/01/35	$ 3,755,182
Illinois State GO Bonds Taxable-Pension Series 2003
	3,734,510	5.100	06/01/33	3,745,656

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,492,899)				$ 7,500,838

Sovereign Debt Obligations – 0.7%
Euro – 0.2%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$ 559,348
Romania Government International Bonds (d)
	1,250,000	3.624	05/26/30	1,398,360

				1,957,708

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sovereign – 0.1%
Romania Government International Bonds
$930,000	3.000%		02/14/31	$ 794,685

United States Dollar – 0.4%
Dominican Republic International Bonds
236,000	7.050	(c)	02/03/31	247,375
185,000	6.600	(c)(d)	06/01/36	186,573
1,289,000	6.950	(c)(d)	03/15/37	1,314,941
Ivory Coast Government International Bonds
1,896,000	6.125		06/15/33	1,724,184
560,000	8.075	(d)	04/01/36	539,140
Mexico Government International Bonds(c)
360,000	3.771		05/24/61	212,040

				4,224,253

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,093,892)				$ 6,976,646

Shares	Description	Value

Common Stocks(j) – 0.0%
Media – 0.0%
242,215	iHeartMedia, Inc. Class A	$ 426,298
(Cost $641,642)

Units	Expiration Date	Value

Rights(j) – 0.0%
Cineworld Group PLC
16,800	12/31/99	$ 391,205
(Cost $426,888)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 23.7%
U.S. Treasury Bills(k)
$32,220,200	0.000%		07/10/25	$ 32,186,537
U.S. Treasury Bonds
13,490,000	4.750		02/15/45	13,420,442
U.S. Treasury Inflation-Indexed Bonds
17,929,993	1.500		02/15/53	14,207,419
U.S. Treasury Notes
11,400	3.875		11/30/29	11,452
62,450,000	3.875		06/30/30	62,693,945
56,500,000	4.125	(l)	03/31/32	57,012,031
62,740,000	4.000		06/30/32	62,789,016

TOTAL U.S. TREASURY OBLIGATIONS (Cost $241,340,133)				$ 242,320,842

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Shares	Dividend Rate			Value

Investment Company(m) – 6.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
66,935,101			4.231%	$ 66,935,101
(Cost $66,935,101)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 129.2% (Cost $1,312,518,362)				$1,320,835,360

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 4.6%
Certificates of Deposit – 0.2%
National Bank of Kuwait
$2,524,000	4.630%		08/28/25	$ 2,524,786

Commercial Paper(k) – 4.4%
Alimentation Couche-Tard, Inc.(d)
1,699,000	0.000		07/29/25	1,692,579
American Honda Finance Corp.
2,962,000	0.000		08/18/25	2,943,277
Dominion Energy, Inc.(d)
9,614,000	0.000		08/27/25	9,542,626
General Motors Financial Co., Inc.
1,000,000	0.000	(d)	09/02/25	991,654
5,224,000	0.000	(d)	01/26/26	5,083,145
Hyundai Capital America(d)
4,899,000	0.000		08/27/25	4,862,393
PPG Industries, Inc.
1,890,000	0.000		08/15/25	1,878,886
Reckitt Benckiser Treasury Services PLC
4,320,000	0.000	(d)	07/01/25	4,319,470
8,258,000	0.000	(d)	07/14/25	8,243,754
VW Credit, Inc.(d)
5,000,000	0.000		07/07/25	4,995,479

				44,553,263

TOTAL SHORT-TERM INVESTMENTS (Cost $47,086,686)				$ 47,078,049

TOTAL INVESTMENTS – 133.8% (Cost $1,359,605,048)				$1,367,913,409

LIABILITIES IN EXCESS OF OTHER ASSETS – (33.8)%				(345,289,599)

NET ASSETS – 100.0%				$1,022,623,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $395,004,441 which represents approximately 38.7% of net assets as of June 30, 2025.

(g)	Pay-in-kind securities.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Security is currently in default and/or non-income producing.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	15,304,709	NZD	16,513,046	07/11/25	$5,480
	AUD	4,996,098	USD	3,249,047	07/11/25	39,726
	AUD	20,628,583	USD	13,357,008	07/24/25	226,312
	AUD	21,495,477	USD	13,993,555	08/07/25	164,692
	AUD	2,842,202	USD	1,855,216	08/25/25	17,546
	AUD	50,319,760	USD	32,683,581	09/17/25	488,277
	AUD	12,216,308	USD	7,928,253	12/17/25	140,177
	BRL	3,189,341	USD	577,042	07/02/25	9,687
	BRL	1,284,923	USD	223,583	09/17/25	8,319
	CAD	5,178,465	USD	3,659,491	07/02/25	143,699
	CAD	6,938,874	USD	5,082,139	07/11/25	16,427
	CAD	45,475,984	USD	33,395,206	09/17/25	132,030
	CAD	5,178,465	USD	3,807,101	09/25/25	12,213
	CHF	6,449,762	EUR	6,890,756	07/11/25	17,355
	CHF	24,176,155	USD	29,777,390	09/17/25	993,676
	CLP	1,368,490,200	USD	1,463,000	07/28/25	5,956
	CLP	1,472,566,623	USD	1,550,625	09/17/25	29,753
	CNH	81,644,163	USD	11,383,102	07/07/25	29,065
	CNH	83,642,120	USD	11,657,356	07/09/25	36,029
	CNH	118,149,567	USD	16,235,330	07/10/25	283,660
	CNH	69,821,538	USD	9,755,922	07/11/25	6,934
	CNH	131,230,729	USD	18,061,889	07/14/25	292,140
	CNH	29,081,184	USD	4,059,633	07/23/25	10,731
	CNH	86,364,825	USD	12,067,182	08/06/25	33,568
	CNH	444,201,163	USD	62,233,961	09/17/25	212,437
	CNH	5,935,130	USD	821,191	09/18/25	13,251
	CNH	19,874,194	USD	2,785,334	09/22/25	9,833
	COP	3,789,887,398	USD	907,177	09/17/25	10,466
	CZK	807,679,650	USD	37,383,255	09/17/25	1,188,544
	CZK	34,231,194	USD	1,581,907	12/17/25	57,573
	EUR	29,932,094	GBP	25,542,763	07/11/25	222,233
	EUR	6,984,921	PLN	29,616,594	07/11/25	19,477
	EUR	12,821,629	SEK	142,013,051	07/11/25	93,086
	EUR	11,202,329	USD	12,784,097	07/07/25	417,765
	EUR	27,938,775	USD	32,090,842	07/16/25	856,946
	EUR	8,407,704	USD	9,614,210	07/22/25	305,321
	EUR	9,684,926	USD	11,099,939	07/23/25	327,332
	EUR	24,138,559	USD	28,036,038	07/28/25	455,766
	EUR	11,151,661	USD	13,097,626	08/04/25	70,508
	EUR	2,368,737	USD	2,779,713	08/11/25	18,598
	EUR	11,045,132	USD	12,451,177	08/19/25	603,690
	EUR	11,221,611	USD	12,790,188	08/20/25	474,120
	EUR	53,816,133	USD	62,038,013	09/17/25	1,685,442
	EUR	5,715,488	USD	6,508,770	09/18/25	259,356
	EUR	5,711,971	USD	6,290,593	09/19/25	473,806
	EUR	5,824,648	USD	6,809,459	12/17/25	126,957
	GBP	9,842,787	USD	13,228,706	07/21/25	283,357
	GBP	23,889,322	USD	32,320,115	09/17/25	488,086
	GBP	1,871,246	USD	2,527,792	12/17/25	43,042
	HUF	1,972,427,085	USD	5,563,328	09/17/25	226,547
	ILS	51,070,581	USD	14,467,057	09/17/25	710,338
	ILS	6,692,338	USD	1,824,249	09/18/25	164,653

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	INR	658,820,356	USD	7,651,689	07/03/25	$31,603
	INR	744,668,932	USD	8,640,505	07/07/25	45,707
	INR	672,960,017	USD	7,769,726	07/09/25	79,239
	INR	343,580,829	USD	3,996,055	07/28/25	7,389
	INR	183,713,903	USD	2,133,232	08/14/25	5,812
	INR	1,004,851,496	USD	11,663,120	09/17/25	18,369
	JPY	698,465,803	USD	4,870,752	08/05/25	106
	JPY	1,217,219,664	USD	8,473,204	09/17/25	54,394
	JPY	577,984,035	USD	4,066,276	12/17/25	23,351
	KRW	4,283,199,507	USD	3,147,851	07/02/25	23,849
	KRW	2,157,142,673	USD	1,573,000	07/07/25	21,871
	KRW	1,196,001,388	USD	877,342	07/09/25	7,040
	KRW	2,110,549,942	USD	1,559,843	07/11/25	1,022
	KRW	2,233,173,555	USD	1,650,401	07/16/25	1,735
	KRW	1,974,920,448	USD	1,453,323	07/28/25	8,995
	KRW	31,947,982,058	USD	23,612,760	09/17/25	114,220
	KRW	1,256,836,323	USD	909,970	09/18/25	23,509
	KRW	2,005,479,763	USD	1,496,285	12/17/25	1,184
	MXN	92,312,995	USD	4,758,402	07/17/25	151,889
	MXN	158,447,208	USD	8,304,754	08/12/25	100,122
	MXN	54,082,237	USD	2,815,586	08/29/25	48,289
	MXN	184,928,266	USD	9,608,804	09/17/25	164,728
	NOK	71,661,925	USD	7,093,059	09/17/25	20,108
	NZD	6,803,190	AUD	6,301,000	07/11/25	618
	NZD	31,829,982	USD	19,174,058	07/07/25	232,008
	NZD	7,755,863	USD	4,673,047	07/11/25	56,230
	NZD	29,948,878	USD	17,997,922	07/14/25	265,947
	NZD	14,866,188	USD	8,942,012	07/17/25	124,902
	NZD	38,911,480	USD	23,399,900	07/28/25	341,828
	NZD	32,690,429	USD	19,499,651	07/30/25	447,781
	NZD	272,260	USD	161,750	07/31/25	4,381
	NZD	22,460,951	USD	13,454,109	08/04/25	253,231
	NZD	54,187,980	USD	32,439,524	08/06/25	632,241
	NZD	56,194,915	USD	33,917,591	09/17/25	426,380
	PLN	37,629,504	EUR	8,836,307	07/11/25	20,542
	PLN	23,007,495	USD	6,083,084	08/04/25	294,509
	PLN	77,907,239	USD	20,971,466	09/17/25	603,192
	SEK	137,453,123	USD	14,455,540	09/17/25	148,116
	SGD	10,652,613	USD	8,337,868	07/11/25	47,185
	SGD	30,574,280	USD	23,967,322	09/17/25	216,208
	TRY	118,603,293	USD	2,736,197	09/17/25	41,743
	TWD	85,670,050	USD	2,909,000	07/25/25	52,101
	TWD	117,605,993	USD	4,021,705	09/17/25	95,143
	TWD	26,465,239	USD	917,912	12/17/25	24,963
	USD	1,619,145	CAD	2,182,003	12/17/25	3,560
	USD	5,524,536	CNH	39,277,388	09/17/25	2,868
	USD	580,464	GBP	421,747	12/17/25	1,042
	USD	3,880,931	INR	331,981,467	07/09/25	8,917
	USD	2,856,590	INR	244,662,649	08/01/25	6,174
	USD	1,133,102	INR	97,394,808	09/17/25	879
	USD	3,195,880	INR	275,855,578	12/17/25	4,708
	USD	754,494	JPY	107,646,601	09/17/25	343
	USD	993,377	JPY	140,287,380	09/18/25	10,443
	USD	2,595,639	JPY	365,930,590	12/17/25	6,433
	USD	980,174	KRW	1,322,435,928	07/09/25	2,300

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,652,367	KRW	2,233,173,555	07/16/25	$231
	USD	2,963,690	KRW	3,964,721,181	12/17/25	3,279
	USD	6,382,987	SEK	59,913,967	09/17/25	17,449
	USD	1,564,326	TWD	44,981,416	07/25/25	9,588
	ZAR	14,782,761	USD	820,663	08/18/25	11,275
	ZAR	60,144,412	USD	3,367,313	09/17/25	10,555

TOTAL						$18,345,806

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	11,871,710	NZD	12,826,813	07/11/25	$(6,608)
	CAD	9,077,884	USD	6,720,491	09/17/25	(27,807)
	EUR	5,696,727	CHF	5,333,042	07/11/25	(15,477)
	EUR	3,586,732	SEK	39,999,328	07/11/25	(2,783)
	GBP	11,525,640	EUR	13,503,995	07/11/25	(97,639)
	GBP	1,940,201	EUR	2,274,036	09/17/25	(28,118)
	GBP	421,876	USD	580,464	09/17/25	(1,084)
	HKD	6,378,741	USD	823,752	07/10/25	(10,233)
	INR	354,627,885	USD	4,137,532	07/03/25	(1,792)
	INR	670,427,964	USD	7,827,931	07/14/25	(10,481)
	INR	265,371,127	USD	3,098,592	07/16/25	(4,575)
	INR	697,039,078	USD	8,124,000	07/31/25	(2,842)
	INR	42,909,408	USD	503,041	08/14/25	(3,432)
	INR	1,874,619,998	USD	21,836,826	09/17/25	(44,198)
	JPY	1,622,592,789	USD	11,568,968	08/05/25	(253,568)
	JPY	104,032,997	USD	731,047	09/11/25	(2,698)
	JPY	2,260,842,157	USD	15,880,742	09/17/25	(41,733)
	JPY	168,026,041	USD	1,192,955	09/18/25	(15,667)
	JPY	106,609,700	USD	754,494	12/17/25	(158)
	KRW	3,571,469,960	USD	2,646,572	07/09/25	(5,653)
	KRW	1,068,811,920	USD	792,000	07/16/25	(1,277)
	KRW	6,802,099,476	USD	5,053,684	09/17/25	(1,933)
	NOK	109,584,641	USD	10,962,653	09/17/25	(85,276)
	NZD	17,582,560	AUD	16,320,823	07/11/25	(22,201)
	PLN	21,342,624	EUR	5,029,145	07/11/25	(8,846)
	SEK	36,861,378	EUR	3,332,133	07/11/25	(29,005)
	SEK	2,357,024	EUR	214,802	07/14/25	(3,903)
	TWD	44,981,416	USD	1,556,122	07/07/25	(10,581)
	TWD	34,189,644	USD	1,197,116	07/31/25	(13,428)
	TWD	36,949,359	USD	1,292,162	08/01/25	(12,611)
	USD	9,080,491	AUD	13,909,115	07/11/25	(75,441)
	USD	12,821,847	AUD	19,873,036	07/24/25	(263,966)
	USD	44,276,605	AUD	68,060,377	09/17/25	(590,242)
	USD	560,024	BRL	3,189,341	07/02/25	(26,705)
	USD	572,739	BRL	3,189,341	08/04/25	(9,172)
	USD	1,439,878	BRL	8,096,080	09/17/25	(21,298)
	USD	4,193,196	CAD	5,933,700	07/02/25	(164,656)
	USD	12,273,848	CAD	16,804,935	07/11/25	(74,132)
	USD	20,872,502	CAD	28,658,868	09/17/25	(256,292)
	USD	4,362,335	CAD	5,933,700	09/25/25	(13,995)
	USD	1,636,240	CAD	2,227,392	12/17/25	(12,952)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	34,444,362	CHF	28,117,619	09/17/25	$(1,343,345)
	USD	4,917,727	CHF	3,933,847	12/17/25	(146,351)
	USD	1,580,775	CLP	1,479,688,698	09/17/25	(7,247)
	USD	11,382,186	CNH	81,618,261	07/07/25	(26,361)
	USD	9,759,068	CNH	69,984,744	07/09/25	(24,981)
	USD	10,377,922	CNH	75,305,112	07/10/25	(150,803)
	USD	11,745,341	CNH	84,097,287	07/11/25	(13,634)
	USD	21,279,984	CNH	155,511,369	07/14/25	(469,954)
	USD	3,979,049	CNH	28,971,453	07/23/25	(75,957)
	USD	36,131,139	CNH	258,010,725	09/17/25	(140,357)
	USD	830,995	CNH	5,938,261	09/18/25	(3,887)
	USD	3,979,049	CNH	28,848,102	09/22/25	(78,237)
	USD	7,728,311	CNH	54,687,692	12/17/25	(10,663)
	USD	233,071	COP	971,468,245	09/17/25	(2,150)
	USD	16,129,706	CZK	347,981,781	09/17/25	(488,621)
	USD	5,694,408	CZK	122,846,774	12/17/25	(189,255)
	USD	44,335,736	EUR	38,131,493	07/07/25	(601,949)
	USD	14,011,392	EUR	11,975,573	07/11/25	(105,952)
	USD	14,301,829	EUR	12,328,950	07/16/25	(237,520)
	USD	4,342,931	EUR	3,741,326	07/22/25	(71,139)
	USD	3,460,856	EUR	2,952,949	07/23/25	(23,336)
	USD	4,923,361	EUR	4,193,663	07/28/25	(26,605)
	USD	7,168,157	EUR	6,250,028	08/19/25	(219,105)
	USD	86,037,382	EUR	74,806,309	09/17/25	(2,540,459)
	USD	7,949,351	EUR	7,168,841	09/19/25	(540,347)
	USD	21,593,117	EUR	18,331,552	09/23/25	(121,662)
	USD	5,749,972	EUR	4,877,279	12/17/25	(58,248)
	USD	13,056,166	GBP	9,595,072	07/21/25	(115,836)
	USD	4,326,094	GBP	3,190,153	08/28/25	(54,477)
	USD	34,270,677	GBP	25,604,073	09/17/25	(892,467)
	USD	393,655	GBP	288,731	12/17/25	(3,022)
	USD	5,546,018	HUF	1,938,158,792	09/17/25	(143,265)
	USD	11,035,651	ILS	38,403,263	09/17/25	(377,210)
	USD	1,905,552	ILS	6,691,692	09/18/25	(83,157)
	USD	4,902,000	ILS	17,393,224	12/17/25	(276,495)
	USD	11,752,647	INR	1,012,717,926	07/03/25	(57,868)
	USD	8,648,048	INR	743,256,485	07/07/25	(21,688)
	USD	3,947,000	INR	339,094,664	07/09/25	(7,978)
	USD	844,727	INR	72,459,322	07/11/25	(305)
	USD	9,970,823	INR	860,119,340	07/16/25	(57,486)
	USD	1,617,000	INR	140,202,632	07/25/25	(16,906)
	USD	22,274,449	INR	1,932,568,360	09/17/25	(191,835)
	USD	14,513,094	JPY	2,180,010,490	08/05/25	(689,542)
	USD	15,234,423	JPY	2,196,741,113	09/17/25	(155,509)
	USD	2,435,886	JPY	350,421,176	09/18/25	(19,367)
	USD	1,182,859	JPY	167,712,083	12/17/25	(3,818)
	USD	3,143,277	KRW	4,283,199,507	07/02/25	(28,423)
	USD	1,558,826	KRW	2,131,684,089	07/07/25	(17,222)
	USD	2,531,931	KRW	3,449,060,401	07/09/25	(18,473)
	USD	1,558,057	KRW	2,118,565,047	07/11/25	(8,735)
	USD	3,008,893	KRW	4,099,164,902	07/14/25	(23,302)
	USD	11,088,489	KRW	15,349,554,277	09/17/25	(311,247)
	USD	4,019,383	KRW	5,674,880,345	09/18/25	(195,472)
	USD	3,903,211	KRW	5,253,514,708	12/17/25	(19,528)
	USD	4,845,053	MXN	92,570,685	07/17/25	(78,944)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	12,190,185	MXN	235,517,345	09/17/25	$(257,000)
	USD	7,594,148	NOK	76,716,595	09/17/25	(20,745)
	USD	2,506,998	NOK	25,302,218	12/17/25	(5,432)
	USD	9,494,268	NZD	15,708,584	07/07/25	(82,923)
	USD	14,162,259	NZD	23,367,966	07/11/25	(86,778)
	USD	18,674,707	NZD	31,197,306	07/14/25	(350,497)
	USD	16,172,233	NZD	27,419,859	07/17/25	(551,187)
	USD	31,244,438	NZD	52,679,881	07/28/25	(898,043)
	USD	4,193,598	NZD	6,941,686	07/31/25	(42,163)
	USD	19,822,733	NZD	33,586,468	08/04/25	(674,224)
	USD	46,004,026	NZD	75,946,280	09/17/25	(411,152)
	USD	1,870,300	NZD	3,066,453	12/17/25	(8,869)
	USD	6,069,073	PLN	22,954,502	08/04/25	(293,831)
	USD	31,050,712	PLN	115,597,944	09/17/25	(961,538)
	USD	11,162,931	SEK	106,805,914	09/17/25	(184,623)
	USD	8,927,852	SGD	11,358,745	07/11/25	(13,022)
	USD	6,652	SGD	8,512	08/28/25	(72)
	USD	3,258,331	SGD	4,165,867	09/17/25	(36,770)
	USD	2,547,676	TRY	110,437,424	09/17/25	(39,001)
	USD	1,510,711	TWD	44,981,416	07/07/25	(34,830)
	USD	3,087,791	TWD	90,433,690	07/28/25	(41,063)
	USD	7,329,461	TWD	213,798,849	09/17/25	(154,659)
	USD	1,450,277	ZAR	26,090,339	07/18/25	(21,289)
	USD	21,707	ZAR	391,288	08/18/25	(314)
	USD	7,232,471	ZAR	129,081,345	09/17/25	(17,075)

TOTAL						$(19,049,260)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/15/25	$(8,000,000)	$(7,069,274)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(8,000,000)	(6,329,998)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/15/25	(15,000,000)	(12,970,320)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(155,000,000)	(148,206,629)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/25	(84,000,000)	(82,313,414)

(PROCEEDS RECEIVED: $(253,377,891))					$(256,889,635)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
30 Year German Euro-Buxl	1	09/08/25	$139,870	$(1,745)
5 Year U.S. Treasury Notes	3,237	09/30/25	352,833,000	2,219,278
ICE 3M Sonia Bonds	816	03/17/26	269,897,792	378,652

Total				$2,596,185

Short position contracts:
10 Year U.S. Treasury Notes	(421)	09/19/25	(47,204,625)	(9,918)
2 Year U.S. Treasury Notes	(138)	09/30/25	(28,707,234)	(9,944)
20 Year U.S. Treasury Bonds	(177)	09/19/25	(20,437,969)	(83,551)
Ultra 10-Year U.S. Treasury Notes	(302)	09/19/25	(34,508,219)	(435,913)
Ultra Long U.S. Treasury Bonds	(32)	09/19/25	(3,812,000)	(14,046)

Total				$(553,372)

TOTAL FUTURES CONTRACTS				$2,042,813

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(a)	1.892%(a)	09/17/25	EUR	1,828,160	(b)	$(70,204)	$(60)	$(70,144)
1M BID Average(a)	13.750(a)	01/04/27	BRL	204,880		(123,758)	(240,902)	117,144
13.750%(c)	1M BID Average(c)	01/04/27		266,990		161,275	148,803	12,472
3.490(a)	12M SOFR(a)	05/31/27		$10		11	(14)	25
12M SOFR(a)	3.620(a)	06/30/27		204,670	(b)	813,215	(117,163)	930,378
Mexico Interbank TIIE 28 Days(d)	8.250(d)	09/15/27	MXN	121,490	(b)	97,728	82,058	15,670
1M CNRR(e)	1.500(e)	09/17/27	CNY	440,160	(b)	54,061	(11,388)	65,449
6M EURO(f)	1.500(a)	09/17/27	EUR	21,800	(b)	(248,837)	(233,823)	(15,014)
12M THOR(e)	1.750(e)	09/17/27	THB	90,060	(b)	31,522	6,746	24,776
8.250(e)	12M CPIBR(e)	09/17/27	COP	47,527,720	(b)	12,966	(78,267)	91,233
0.750(a)	12M JYOR(a)	09/17/27	JPY	19,467,000	(b)	72,349	99,808	(27,459)
3.750(a)	12M SOFR(a)	09/17/27		$326,150	(b)	(2,510,214)	(782,684)	(1,727,530)
12M EURO(a)	2.000(a)	09/17/27	EUR	25,770	(b)	133,724	135,888	(2,164)
3M STIBOR(e)	2.250(a)	09/17/27	SEK	1,869,220	(b)	1,430,864	866,546	564,318
12M CDOR(f)	2.500(f)	09/17/27	CAD	8,770	(b)	6,840	1,123	5,717
12M CDOR(f)	2.750(f)	09/17/27		280,410	(b)	1,211,956	726,390	485,566
6M PRIBOR(f)	3.500(a)	09/17/27	CZK	119,190	(b)	(2,763)	33,451	(36,214)
3M AUDOR(e)	3.500(e)	09/17/27	AUD	38,710	(b)	200,050	146,268	53,782
12M GBP(a)	3.500(a)	09/17/27	GBP	7,430	(b)	(6,057)	(45,205)	39,148
12M SOFR(a)	3.500(a)	09/17/27		$2,780	(b)	8,132	(2,492)	10,624
12M GBP(a)	3.750(a)	09/17/27	GBP	206,320	(b)	1,163,661	138,178	1,025,483
3.750(e)	3M AUDOR(e)	09/17/27	AUD	543,840	(b)	(4,528,045)	(3,906,184)	(621,861)
7.500(e)	3M JIBAR(e)	09/17/27	ZAR	164,890	(b)	(96,660)	(90,831)	(5,829)
2.500(e)	3M KWCDC(e)	09/17/27	KRW	3,552,670	(b)	(6,526)	(2,769)	(3,757)
6M NIBOR(f)	4.250(a)	09/17/27	NOK	1,798,450	(b)	1,729,380	694,458	1,034,922
6M WIBOR(f)	4.750(a)	09/17/27	PLN	35,450	(b)	109,765	61,033	48,732
12M CLICP(f)	5.500(f)	09/17/27	CLP	2,994,500	(b)	71,671	66,798	4,873

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M MIBOR(f)	6.000%(f)	09/17/27	INR	2,240,820	(b)	$224,545	$68,855	$155,690
6M BUBOR(f)	6.250(a)	09/17/27	HUF	5,450,120	(b)	77,160	153,559	(76,399)
4.250%(a)	6M WIBOR(f)	09/17/27	PLN	86,090	(b)	(44,536)	(17,913)	(26,623)
3M EURO(e)	2.143(c)	11/20/27	EUR	876,930	(b)	1,057,359	(5,592,587)	6,649,946
2.180(c)	6M EURO(f)	11/20/27		876,930	(b)	(693,646)	(5,046,832)	4,353,186
6M EURO(f)	2.500(a)	05/14/28		50,838	(b)	449,352	(803,331)	1,252,683
12M SOFR(c)	3.368(c)	06/23/28		$276,120	(b)	428,455	19,287	409,168
1.750(a)	6M EURO(f)	09/17/28	EUR	2,100	(b)	25,187	23,995	1,192
1.250(a)	6M EURO(f)	12/19/28		2,630		72,904	(28,186)	101,090
1M BID Average(a)	13.250(a)	01/02/29	BRL	93,720		74,900	(47,732)	122,632
6M EURO(f)	2.325(a)	02/25/29	EUR	50,559	(b)	37,938	(3,056,438)	3,094,376
3.620(a)	12M SOFR(a)	11/30/29		$237,250	(b)	(2,486,997)	(188,994)	(2,298,003)
3.600(a)	12M SOFR(a)	11/30/29		195,620	(b)	(1,897,318)	219,931	(2,117,249)
1M BID Average(c)	13.250(c)	01/02/30	BRL	39,590		38,868	(146,501)	185,369
13.250(c)	1M BID Average(c)	01/02/30		39,590		(38,868)	38,277	(77,145)
3.600(a)	12M SOFR(a)	06/23/30		$290,940	(b)	(717,662)	7,829	(725,491)
Mexico Interbank TIIE 28 Days(d)	8.500(d)	09/11/30	MXN	168,910	(b)	301,095	278,976	22,119
1.000(a)	12M JYOR(a)	09/17/30	JPY	56,949,920	(b)	(1,227,979)	(950,721)	(277,258)
2.000(e)	12M THOR(e)	09/17/30	THB	488,950	(b)	(526,957)	(215,894)	(311,063)
1.500(e)	1M CNRR(e)	09/17/30	CNY	141,030	(b)	(24,391)	91,388	(115,779)
6M EURO(f)	2.000(a)	09/17/30	EUR	58,500	(b)	(927,324)	(884,559)	(42,765)
12M CDOR(f)	2.750(f)	09/17/30	CAD	40,690	(b)	180,369	16,144	164,225
12M GBP(a)	3.750(a)	09/17/30	GBP	51,970	(b)	359,851	(251,861)	611,712
3M NZDOR(e)	3.750(f)	09/17/30	NZD	90,950	(b)	361,510	278,736	82,774
3M JIBAR(e)	8.000(e)	09/17/30	ZAR	158,920	(b)	232,334	137,417	94,917
12M CPIBR(e)	8.750(e)	09/17/30	COP	18,087,610	(b)	6,560	91,321	(84,761)
12M SOFR(a)	3.845(a)	05/21/32		$45,430	(b)	624,976	(12,121)	637,097
12M SOFR(a)	3.750(a)	09/17/32		1,140	(b)	16,918	(861)	17,779
1.295(a)	12M JYOR(a)	08/02/34	JPY	8,713,821	(b)	295,860	(2,183,634)	2,479,494
3.750(a)	6M PRIBOR(f)	03/19/35	CZK	72,660		27,799	(1,834)	29,633
12M CDOR(f)	3.394(f)	06/03/35	CAD	88,570	(b)	52,800	(71,505)	124,305
12M SOFR(a)	4.098(a)	06/24/35		$70,850	(b)	262,684	(12,509)	275,193
Mexico Interbank TIIE 28 Days(d)	8.750(d)	09/05/35	MXN	63,810	(b)	149,778	53,144	96,634
12M CHFOR(a)	0.500(a)	09/17/35	CHF	2,190	(b)	(13,969)	(4,561)	(9,408)
1.250(a)	12M JYOR(a)	09/17/35	JPY	14,268,000	(b)	(3,993)	335,723	(339,716)
3.750(a)	12M SOFR(a)	09/17/35		$21,550	(b)	(129,554)	296,582	(426,136)
6M EURO(f)	2.000(a)	09/17/35	EUR	8,530	(b)	(551,275)	(583,062)	31,787
3M STIBOR(e)	2.750(a)	09/17/35	SEK	132,330	(b)	249,508	95,446	154,062
12M CDOR(f)	3.000(f)	09/17/35	CAD	13,840	(b)	10,918	(87,495)	98,413
12M GBP(a)	3.750(a)	09/17/35	GBP	8,950	(b)	(241,742)	(365,886)	124,144
12M SOFR(a)	3.750(a)	09/17/35		$34,060	(b)	204,762	(261,929)	466,691
3M NZDOR(e)	4.250(f)	09/17/35	NZD	51,810	(b)	360,362	311,847	48,515
12M CLICP(f)	5.750(f)	09/17/35	CLP	5,241,020	(b)	278,003	297,402	(19,399)
6M BUBOR(f)	6.750(a)	09/17/35	HUF	418,300	(b)	15,970	9,635	6,335
4.500(f)	6M AUDOR(f)	09/17/35	AUD	350	(b)	(8,262)	(6,647)	(1,615)
4.250(a)	6M NIBOR(f)	09/17/35	NOK	310,450	(b)	(1,259,316)	(629,502)	(629,814)
12M CPIBR(e)	9.250(e)	09/17/35	COP	4,766,270	(b)	(4,522)	38,849	(43,371)
3M JIBAR(e)	9.250(e)	09/17/35	ZAR	61,720	(b)	186,569	31,641	154,928
12M JYOR(a)	2.160(a)	08/02/44	JPY	9,810,390	(b)	(2,152,665)	(2,948,615)	795,950
6M EURO(f)	2.000(a)	09/17/45	EUR	11,780	(b)	(1,752,113)	(1,522,750)	(229,363)
2.000(a)	6M EURO(f)	09/17/45		580	(b)	86,267	75,742	10,525

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(a)	6M EURO(f)	05/17/53	EUR	18,213	(b)	$1,527,304	$(200,563)	$1,727,867
2.500(a)	6M EURO(f)	11/10/53		15,235	(b)	467,162	(1,640,670)	2,107,832
4.213(a)	12M SOFR(a)	05/21/55		$26,200	(b)	(231,278)	172,130	(403,408)
3.337(f)	12M CDOR(f)	06/03/55	CAD	24,500	(b)	71,756	89,596	(17,840)
12M JYOR(a)	1.750%(a)	09/17/55	JPY	4,466,000	(b)	(3,351,291)	(3,314,221)	(37,070)
1.750(a)	6M EURO(f)	09/17/55	EUR	15,560	(b)	3,793,256	3,367,947	425,309
12M EURO(a)	2.530(a)	03/19/56		17,370	(b)	(630,193)	(120,110)	(510,083)
2.610(a)	6M EURO(f)	03/19/56		17,370	(b)	709,397	59,386	650,011
2.500(a)	6M EURO(f)	09/17/75		6,010	(b)	342,711	111,639	231,072

TOTAL						$(5,536,598)	$(26,731,834)	$21,195,236

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(c)	Payments made at maturity.
(d)	Payments made at monthly.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.041%	JPMorgan Securities, Inc.	12/15/56	$2,575	$(292,867)	$(318,975)	$26,108

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.236%	12/20/27	$21,533	$1,400,109	$1,048,314	$351,795
CDX.NA.HY Index 44	5.000	3.186	06/20/30	80,500	6,168,536	4,206,386	1,962,150
CDX.NA.IG Index 40	1.000	0.281	06/20/28	26,349	544,166	254,091	290,075
Republic of Chile, 3.240%, 2/06/28	1.000	0.538	06/20/30	5,200	111,250	95,332	15,918
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.777	06/20/30	5,230	54,289	28,390	25,899
Republic of Peru, 8.750%, 11/21/33	1.000	0.822	06/20/30	5,190	43,428	25,847	17,581

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Republic of the Philippines, 9.500%, 02/02/30	1.000%	0.633%	06/20/30	$5,170	$87,452	$60,584	$26,868

TOTAL					$8,409,230	$5,718,944	$2,690,286

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPMBKTL4 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	07/22/25	$52,896	$(2,328,611)

(a)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.

A basket (JPMBKTL4) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	(399)	$(45,400)	1.7%
ConocoPhillips, 6.500, 02/01/39	Energy	(399)	(44,581)	1.4
United Parcel Service Inc, 6.200, 01/15/38	Industrials	(399)	(43,592)	1.4
Enbridge Inc, 6.700, 11/15/53	Energy	(399)	(43,285)	1.3
Valero Energy Corp, 6.625, 06/15/37	Energy	(399)	(42,968)	1.2
Berkshire Hathaway Energy Co, 6.125, 04/01/36	Utilities	(399)	(42,904)	1.2
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	(399)	(42,814)	1.2
Walmart Inc, 5.250, 09/01/35	Consumer Staples	(399)	(41,900)	1.2
Bank of America Corp, 5.875, 02/07/42	Financials	(399)	(41,754)	1.2
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	(399)	(41,705)	1.7
ONEOK Inc, 6.625, 09/01/53	Energy	(399)	(41,544)	1.7
Cisco Systems Inc, 5.500, 01/15/40	Communications	(399)	(41,258)	1.7
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	(399)	(40,062)	1.7
Apple Inc, 4.500, 02/23/36	Technology	(399)	(39,823)	1.7
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	(399)	(39,767)	1.5
Intuit Inc, 5.500, 09/15/53	Technology	(399)	(39,673)	1.5
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	(399)	(39,633)	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	(399)	(39,299)	1.4
Waste Management Inc, 5.350, 10/15/54	Industrials	(399)	(38,598)	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	(399)	(38,546)	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	(399)	(38,488)	1.4
RTX Corp, 5.375, 02/27/53	Industrials	(399)	(38,316)	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	(399)	(38,281)	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	(399)	(38,101)	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	(399)	(37,999)	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	(399)	(37,855)	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	(399)	(37,733)	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	(399)	(37,611)	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	(399)	(37,365)	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	(399)	(37,181)	1.4
Devon Energy Corp, 5.600, 07/15/41	Energy	(399)	(36,967)	1.4

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL4) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

KLA Corp, 4.950, 07/15/52	Technology	(399)	$(36,456)	1.3%
QUALCOMM Inc, 4.800, 05/20/45	Technology	(399)	(36,454)	1.3
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	(399)	(36,186)	1.3
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	(399)	(36,082)	1.3
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(399)	(35,979)	1.3
Microsoft Corp, 3.450, 08/08/36	Technology	(399)	(35,864)	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	(399)	(35,795)	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	(399)	(35,688)	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	(399)	(35,672)	1.3
Visa Inc, 4.300, 12/14/45	Financials	(399)	(34,784)	1.3
Phillips 66, 4.875, 11/15/44	Energy	(399)	(34,678)	1.3
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	(399)	(34,617)	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	(399)	(34,414)	1.3
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	(399)	(33,812)	1.2
Meta Platforms Inc, 4.450, 08/15/52	Communications	(399)	(33,765)	1.2
Comcast Corp, 3.750, 04/01/40	Communications	(399)	(33,121)	1.2
Amazon.com Inc, 4.050, 08/22/47	Communications	(399)	(33,096)	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	(399)	(33,035)	1.2
Texas Instruments Inc, 4.150, 05/15/48	Technology	(399)	(32,966)	1.2

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	21,520,000	$21,520,000	$103,819	$272,326	$(168,507)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	21,790,000	21,790,000	135,912	295,966	(160,054)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	21,760,000	160,006	327,067	(167,061)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	56,160,000	56,160,000	428,749	381,142	47,607
9M IRS	BNP Paribas SA	2.450	03/24/2026	12,480,000	12,480,000	167,363	197,473	(30,110)

Total purchased option contracts				133,710,000	$133,710,000	$995,849	$1,473,974	$(478,125)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(6,340,000)	(6,340,000)	(42,888)	(272,365)	229,477
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(6,410,000)	(6,410,000)	(48,863)	(296,080)	247,217
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	(6,400,000)	(85,300)	(326,983)	241,683
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(5,240,000)	(5,240,000)	(228,281)	(381,404)	153,123
9M IRS	BNP Paribas SA	2.498	03/24/2026	(5,240,000)	(5,240,000)	(156,997)	(197,475)	40,478
1M IRS	BofA Securities LLC	2.582	07/16/2025	(15,520,000)	(15,520,000)	(67,880)	(120,248)	52,368
1M IRS	Citibank NA	2.606	07/30/2025	(15,520,000)	(15,520,000)	(114,095)	(115,175)	1,080
1M IRS	Citibank NA	3.692	07/30/2025	(17,370,000)	(17,370,000)	(153,553)	(143,997)	(9,556)
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(17,380,000)	(17,380,000)	(385,158)	(147,730)	(237,428)
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(17,380,000)	(17,380,000)	(350,725)	(151,206)	(199,519)
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(15,520,000)	(15,520,000)	(56,513)	(114,108)	57,595
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(15,520,000)	(15,520,000)	(59,379)	(113,467)	54,088
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(17,380,000)	(17,380,000)	(200,970)	(152,510)	(48,460)

				(161,220,000)	$(161,220,000)	$(1,950,602)	$(2,532,748)	$582,146

Puts
1M IRS	BofA Securities LLC	2.582	07/16/2025	(15,520,000)	(15,520,000)	(107,420)	(120,248)	12,828

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
1M IRS	Citibank NA	2.606%	07/30/2025	(15,520,000)	$(15,520,000)	$(120,724)	$(115,175)	$(5,549)
1M IRS	Citibank NA	3.692	07/30/2025	(17,370,000)	(17,370,000)	(139,033)	(143,997)	4,964
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(17,380,000)	(17,380,000)	(3,625)	(147,730)	144,105
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(17,380,000)	(17,380,000)	(16,466)	(151,206)	134,740
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(15,520,000)	(15,520,000)	(168,554)	(114,108)	(54,446)
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(15,520,000)	(15,520,000)	(73,303)	(113,467)	40,164
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(17,380,000)	(17,380,000)	(76,873)	(152,510)	75,637

				(131,590,000)	$(131,590,000)	$(705,998)	$(1,058,441)	$352,443

Total written option contracts				(292,810,000)	$(292,810,000)	$(2,656,600)	$(3,591,189)	$934,589

TOTAL				(159,100,000)	$(159,100,000)	$(1,660,751)	$(2,117,215)	$456,464

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$7.190	08/04/2025	31,505,000	$31,505,000	$63,231	$156,265	$(93,034)
Call USD/Put CNY	BNP Paribas SA	7.217	07/07/2025	22,385,000	22,385,000	4,544	142,436	(137,892)
Call USD/Put MXN	BofA Securities LLC	18.950	08/08/2025	16,323,000	16,323,000	180,500	213,831	(33,331)
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	26,421,000	26,421,000	238	260,079	(259,841)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	25,826,000	25,826,000	—	184,523	(184,523)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	6,571,000	6,571,000	5,828	111,723	(105,895)
Call EUR/Put USD	Deutsche Bank AG (London)	1.142	09/17/2025	12,787,000	12,787,000	589,138	173,724	415,414
Call USD/Put CNY	Deutsche Bank AG (London)	7.480	07/10/2025	14,435,000	14,435,000	—	5,630	(5,630)
Call USD/Put INR	HSBC Bank PLC	85.300	08/12/2025	7,609,000	7,609,000	84,133	84,802	(669)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/08/2025	25,754,000	25,754,000	—	181,437	(181,437)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	27,935,000	27,935,000	1,508	306,363	(304,855)
Call USD/Put TWD	Standard Chartered Bank	29.450	07/31/2025	32,735,000	32,735,000	125,146	159,158	(34,012)

				250,286,000	$250,286,000	$1,054,266	$1,979,971	$(925,705)

Puts
Put USD/Call CNY	Barclays Bank PLC	7.070	07/10/2025	12,913,000	12,913,000	5,204	57,205	(52,001)
Put AUD/Call USD	BNP Paribas SA	0.637	07/22/2025	49,998,000	49,998,000	46,331	341,935	(295,604)
Put AUD/Call USD	BNP Paribas SA	0.648	08/05/2025	50,409,000	50,409,000	202,378	377,514	(175,136)
Put EUR/Call USD	BNP Paribas SA	1.167	07/31/2025	27,963,000	27,963,000	171,316	250,356	(79,040)
Put EUR/Call USD	BNP Paribas SA	1.165	08/07/2025	13,981,000	13,981,000	88,718	135,943	(47,225)
Put EUR/Call USD	BNP Paribas SA	1.118	08/15/2025	27,345,000	27,345,000	19,810	340,721	(320,911)
Put EUR/Call USD	BNP Paribas SA	1.137	08/18/2025	13,846,000	13,846,000	28,184	164,981	(136,797)
Put EUR/Call USD	BNP Paribas SA	1.156	08/18/2025	14,057,000	14,057,000	70,042	152,434	(82,392)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put USD/Call CAD	BNP Paribas SA	$1.362	08/06/2025	15,018,000	$15,018,000	$128,719	$151,012	$(22,293)
Put EUR/Call USD	BofA Securities LLC	1.150	07/14/2025	27,591,000	27,591,000	17,063	205,844	(188,781)
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	52,656,000	52,656,000	8,762	278,713	(269,951)
Put NZD/Call USD	BofA Securities LLC	0.601	07/24/2025	52,439,000	52,439,000	146,140	313,310	(167,170)
Put USD/Call JPY	BofA Securities LLC	144.100	08/01/2025	26,673,000	26,673,000	393,907	308,953	84,954
Put EUR/Call USD	Citibank NA	1.148	07/24/2025	27,591,000	27,591,000	41,699	232,677	(190,978)
Put NZD/Call USD	Citibank NA	0.592	07/10/2025	52,653,000	52,653,000	18,872	303,952	(285,080)
Put NZD/Call USD	Citibank NA	0.589	07/24/2025	26,036,000	26,036,000	23,313	223,333	(200,020)
Put NZD/Call USD	Citibank NA	0.601	07/28/2025	54,525,000	54,525,000	165,945	325,810	(159,865)
Put NZD/Call USD	Citibank NA	0.605	08/04/2025	80,976,000	80,976,000	407,556	535,371	(127,815)
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	12,913,000	12,913,000	5,204	27,634	(22,430)
Put USD/Call JPY	Citibank NA	137.750	08/01/2025	18,467,000	18,467,000	47,294	337,761	(290,467)
Put EUR/Call USD	Deutsche Bank AG (London)	1.134	07/03/2025	27,511,000	27,511,000	32	205,920	(205,888)
Put EUR/Call USD	Deutsche Bank AG (London)	1.128	07/14/2025	27,437,000	27,437,000	1,454	261,429	(259,975)
Put EUR/Call USD	Deutsche Bank AG (London)	1.135	07/18/2025	20,633,000	20,633,000	6,757	176,155	(169,398)
Put AUD/Call USD	HSBC Bank PLC	0.645	07/22/2025	50,014,000	50,014,000	97,795	314,662	(216,867)
Put EUR/Call USD	HSBC Bank PLC	1.168	07/24/2025	20,972,000	20,972,000	113,935	178,804	(64,869)
Put USD/Call CNY	HSBC Bank PLC	7.085	07/08/2025	25,754,000	25,754,000	9,117	83,564	(74,447)
Put USD/Call INR	HSBC Bank PLC	85.300	08/12/2025	7,609,000	7,609,000	33,015	84,802	(51,787)
Put EUR/Call USD	JPMorgan
	Securities, Inc.	1.063	09/17/2025	12,787,000	12,787,000	1,823	118,724	(116,901)
Put NZD/Call USD	JPMorgan
	Securities, Inc.	0.603	07/24/2025	26,223,000	26,223,000	87,578	170,571	(82,993)
Put EUR/Call USD	Standard Chartered Bank	1.111	07/14/2025	25,580,000	25,580,000	121	213,627	(213,506)
Put EUR/Call USD	Standard Chartered Bank	1.151	07/24/2025	20,693,000	20,693,000	38,294	168,372	(130,078)
Put NZD/Call USD	Standard
	Chartered Bank	0.603	07/10/2025	52,446,000	52,446,000	85,356	258,007	(172,651)
Put NZD/Call USD	Standard Chartered Bank	0.588	07/28/2025	40,600,000	40,600,000	38,483	276,835	(238,352)
Put NZD/Call USD	UBS AG (London)	0.597	07/31/2025	53,388,000	53,388,000	128,674	388,072	(259,398)

				1,069,697,000	$1,069,697,000	$2,678,891	$7,965,003	$(5,286,112)

Total purchased option contracts				1,319,983,000	$1,319,983,000	$3,733,157	$9,944,974	$(6,211,817)

Written option contracts
Calls
Call EUR/Put PLN	Barclays Bank PLC	4.260	07/03/2025	(6,923,000)	(6,923,000)	(7,307)	(50,309)	43,002
Call USD/Put CNY	Barclays Bank PLC	7.217	07/07/2025	(22,385,000)	(22,385,000)	(4,544)	(39,398)	34,854
Call USD/Put CNY	Barclays Bank PLC	7.480	07/10/2025	(14,435,000)	(14,435,000)	—	(68,566)	68,566
Call EUR/Put GBP	BNP Paribas SA	0.843	07/09/2025	(6,923,000)	(6,923,000)	(153,435)	(38,791)	(114,644)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put CNY	BNP Paribas SA	$7.290	07/10/2025	(13,967,500)	$(13,967,500)	$(754)	$(240,800)	$240,046
Call USD/Put INR	BNP Paribas SA	85.300	08/12/2025	(7,609,000)	(7,609,000)	(84,133)	(87,351)	3,218
Call AUD/Put NZD	BofA Securities LLC	1.078	07/10/2025	(12,107,000)	(12,107,000)	(33,833)	(40,954)	7,121
Call AUD/Put NZD	BofA Securities LLC	1.079	07/24/2025	(12,489,000)	(12,489,000)	(40,539)	(40,206)	(333)
Call EUR/Put CHF	BofA Securities LLC	0.939	07/09/2025	(6,878,000)	(6,878,000)	(13,101)	(52,176)	39,075
Call EUR/Put PLN	BofA Securities LLC	4.241	07/30/2025	(6,971,000)	(6,971,000)	(61,595)	(45,928)	(15,667)
Call EUR/Put SEK	BofA Securities LLC	11.130	07/31/2025	(6,984,000)	(6,984,000)	(64,556)	(58,254)	(6,302)
Call USD/Put CAD	BofA Securities LLC	1.364	07/30/2025	(8,162,000)	(8,162,000)	(43,650)	(55,158)	11,508
Call USD/Put CNY	BofA Securities LLC	7.208	07/21/2025	(6,571,000)	(6,571,000)	(5,828)	(126,387)	120,559
Call USD/Put CNY	BofA Securities LLC	7.160	07/24/2025	(8,104,000)	(8,104,000)	(22,756)	(35,844)	13,088
Call USD/Put INR	BofA Securities LLC	85.800	07/29/2025	(8,124,000)	(8,124,000)	(49,028)	(52,928)	3,900
Call USD/Put JPY	BofA Securities LLC	158.500	08/01/2025	(26,673,000)	(26,673,000)	(347)	(280,867)	280,520
Call USD/Put SGD	BofA Securities LLC	1.270	07/29/2025	(8,124,000)	(8,124,000)	(43,731)	(54,163)	10,432
Call AUD/Put NZD	Citibank NA	1.076	07/03/2025	(12,177,000)	(12,177,000)	(30,166)	(38,094)	7,928
Call AUD/Put NZD	Citibank NA	1.075	07/17/2025	(12,299,000)	(12,299,000)	(51,360)	(41,275)	(10,085)
Call EUR/Put GBP	Citibank NA	0.842	07/01/2025	(6,939,000)	(6,939,000)	(154,526)	(46,613)	(107,913)
Call EUR/Put GBP	Citibank NA	0.856	07/17/2025	(6,987,000)	(6,987,000)	(52,831)	(42,395)	(10,436)
Call USD/Put CNY	Citibank NA	7.540	07/08/2025	(25,754,000)	(25,754,000)	—	(97,653)	97,653
Call USD/Put CNY	Citibank NA	7.150	07/31/2025	(8,184,000)	(8,184,000)	(30,936)	(37,421)	6,485
Call EUR/Put SEK	Deutsche Bank AG (London)	10.970	07/10/2025	(6,922,000)	(6,922,000)	(130,142)	(54,777)	(75,365)
Call USD/Put CNY	Deutsche Bank AG (London)	7.320	07/08/2025	(26,421,193)	(26,421,193)	(238)	(121,273)	121,035
Call USD/Put CNY	Deutsche Bank AG (London)	7.170	07/08/2025	(7,880,000)	(7,880,000)	(9,558)	(36,670)	27,112
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(12,121,000)	(12,121,000)	(22,839)	(33,994)	11,155
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(12,536,000)	(12,536,000)	(51,525)	(42,532)	(8,993)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(6,934,000)	(6,934,000)	(17,822)	(53,279)	35,457
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(6,905,000)	(6,905,000)	(152,849)	(56,749)	(96,100)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(7,037,000)	(7,037,000)	(67,068)	(59,308)	(7,760)
Call EUR/Put USD	JPMorgan Securities, Inc.	1.142	09/17/2025	(12,787,000)	(12,787,000)	(589,138)	(106,839)	(482,299)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/10/2025	(25,826,000)	(25,826,000)	—	(95,918)	95,918
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	(13,967,500)	(13,967,500)	(754)	(255,186)	254,432
Call USD/Put SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(8,184,000)	(8,184,000)	(44,480)	(53,851)	9,371

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call AUD/Put NZD	MS & Co. Int. PLC	$1.078	07/15/2025	(12,165,000)	$(12,165,000)	$(37,094)	$(42,052)	$4,958
Call EUR/Put GBP	MS & Co. Int. PLC	0.854	07/29/2025	(6,991,000)	(6,991,000)	(75,038)	(42,393)	(32,645)
Call USD/Put SGD	MS & Co. Int. PLC	1.285	07/21/2025	(8,061,000)	(8,061,000)	(9,593)	(49,877)	40,284
Call USD/Put CAD	Royal Bank of Canada	1.361	07/15/2025	(15,881,000)	(15,881,000)	(76,308)	(109,444)	33,136
Call USD/Put CAD	Royal Bank of Canada	1.367	07/22/2025	(8,070,000)	(8,070,000)	(29,714)	(54,130)	24,416
Call EUR/Put USD	Standard Chartered Bank	1.188	07/14/2025	(25,580,000)	(25,580,000)	(107,662)	(222,076)	114,414
Call USD/Put TWD	Standard Chartered Bank	28.850	07/31/2025	(16,368,000)	(16,368,000)	(199,985)	(226,779)	26,794
Call AUD/Put NZD	UBS AG (London)	1.082	07/22/2025	(12,503,000)	(12,503,000)	(26,546)	(42,073)	15,527
Call EUR/Put PLN	UBS AG (London)	4.280	07/07/2025	(6,905,000)	(6,905,000)	(4,734)	(54,694)	49,960

				(515,814,193)	$(515,814,193)	$(2,602,043)	$(3,485,425)	$883,382

Puts
Put EUR/Call PLN	Barclays Bank PLC	4.260	07/03/2025	(6,923,000)	(6,923,000)	(31,764)	(50,309)	18,545
Put USD/Call JPY	Barclays Bank PLC	137.750	08/01/2025	(18,467,000)	(18,467,000)	(47,294)	(313,754)	266,460
Put AUD/Call USD	BNP Paribas SA	0.645	07/22/2025	(50,014,000)	(50,014,000)	(97,795)	(544,945)	447,150
Put AUD/Call USD	BNP Paribas SA	0.637	07/22/2025	(49,998,000)	(49,998,000)	(46,332)	(127,736)	81,404
Put EUR/Call GBP	BNP Paribas SA	0.843	07/09/2025	(6,923,000)	(6,923,000)	(155)	(38,791)	38,636
Put EUR/Call USD	BNP Paribas SA	1.150	07/14/2025	(27,591,000)	(27,591,000)	(17,063)	(160,037)	142,974
Put EUR/Call USD	BNP Paribas SA	1.148	07/24/2025	(27,591,000)	(27,591,000)	(41,699)	(72,997)	31,298
Put EUR/Call USD	BNP Paribas SA	1.137	08/18/2025	(13,846,000)	(13,846,000)	(28,183)	(69,775)	41,592
Put USD/Call CAD	BNP Paribas SA	1.332	08/06/2025	(22,528,000)	(22,528,000)	(36,495)	(90,553)	54,058
Put USD/Call INR	BNP Paribas SA	85.300	08/12/2025	(7,609,000)	(7,609,000)	(33,015)	(87,351)	54,336
Put AUD/Call NZD	BofA Securities LLC	1.078	07/10/2025	(12,107,000)	(12,107,000)	(19,363)	(40,926)	21,563
Put AUD/Call NZD	BofA Securities LLC	1.079	07/24/2025	(12,489,000)	(12,489,000)	(34,794)	(40,206)	5,412
Put EUR/Call CHF	BofA Securities LLC	0.939	07/09/2025	(6,878,000)	(6,878,000)	(51,455)	(52,176)	721
Put EUR/Call PLN	BofA Securities LLC	4.241	07/30/2025	(6,971,000)	(6,971,000)	(31,015)	(45,928)	14,913
Put EUR/Call SEK	BofA Securities LLC	11.130	07/31/2025	(6,984,000)	(6,984,000)	(53,581)	(58,254)	4,673
Put EUR/Call USD	BofA Securities LLC	1.134	07/03/2025	(27,511,000)	(27,511,000)	(32)	(50,261)	50,229
Put EUR/Call USD	BofA Securities LLC	1.063	09/17/2025	(12,787,000)	(12,787,000)	(1,823)	(91,701)	89,878
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	(52,656,000)	(52,656,000)	(8,762)	(150,405)	141,643
Put USD/Call CAD	BofA Securities LLC	1.364	07/30/2025	(8,162,000)	(8,162,000)	(68,479)	(55,159)	(13,320)
Put USD/Call CNY	BofA Securities LLC	7.160	07/24/2025	(8,104,000)	(8,104,000)	(40,658)	(35,844)	(4,814)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put USD/Call INR	BofA Securities LLC	$85.800	07/29/2025	(8,124,000)	$(8,124,000)	$(46,746)	$(52,928)	$6,182
Put USD/Call SGD	BofA Securities LLC	1.270	07/29/2025	(8,124,000)	(8,124,000)	(51,466)	(54,163)	2,697
Put AUD/Call NZD	Citibank NA	1.076	07/03/2025	(12,177,000)	(12,177,000)	(3,935)	(38,094)	34,159
Put AUD/Call NZD	Citibank NA	1.075	07/17/2025	(12,299,000)	(12,299,000)	(18,788)	(41,275)	22,487
Put EUR/Call GBP	Citibank NA	0.842	07/01/2025	(6,939,000)	(6,939,000)	—	(46,613)	46,613
Put EUR/Call GBP	Citibank NA	0.856	07/17/2025	(6,987,000)	(6,987,000)	(17,638)	(42,395)	24,757
Put EUR/Call USD	Citibank NA	1.128	07/14/2025	(27,437,000)	(27,437,000)	(1,454)	(52,190)	50,736
Put NZD/Call USD	Citibank NA	0.601	07/24/2025	(78,658,500)	(78,658,500)	(219,210)	(931,273)	712,063
Put NZD/Call USD	Citibank NA	0.588	07/28/2025	(40,600,000)	(40,600,000)	(38,483)	(92,257)	53,774
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(25,826,000)	(25,826,000)	(10,408)	(175,746)	165,338
Put USD/Call CNY	Citibank NA	7.150	07/31/2025	(8,184,000)	(8,184,000)	(41,886)	(37,421)	(4,465)
Put USD/Call JPY	Citibank NA	144.100	08/01/2025	(16,667,967)	(16,667,967)	(246,153)	(679,253)	433,100
Put EUR/Call SEK	Deutsche Bank AG (London)	10.970	07/10/2025	(6,922,000)	(6,922,000)	(2,503)	(54,777)	52,274
Put EUR/Call USD	Deutsche Bank AG (London)	1.111	07/14/2025	(25,580,000)	(25,580,000)	(121)	(108,114)	107,993
Put EUR/Call USD	Deutsche Bank AG (London)	1.118	08/15/2025	(27,345,000)	(27,345,000)	(19,810)	(155,275)	135,465
Put USD/Call CNY	Deutsche Bank AG (London)	7.170	07/08/2025	(7,880,000)	(7,880,000)	(27,052)	(36,670)	9,618
Put EUR/Call USD	HSBC Bank PLC	1.151	07/24/2025	(20,693,000)	(20,693,000)	(38,294)	(68,300)	30,006
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(12,121,000)	(12,121,000)	(11,615)	(33,994)	22,379
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(12,536,000)	(12,536,000)	(35,057)	(42,532)	7,475
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(6,934,000)	(6,934,000)	(4,550)	(53,280)	48,730
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(6,905,000)	(6,905,000)	(16)	(56,749)	56,733
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(7,037,000)	(7,037,000)	(33,837)	(59,308)	25,471
Put NZD/Call USD	JPMorgan Securities, Inc.	0.589	07/24/2025	(26,036,000)	(26,036,000)	(23,313)	(64,719)	41,406
Put USD/Call CNY	JPMorgan Securities, Inc.	7.085	07/08/2025	(25,754,000)	(25,754,000)	(9,117)	(176,750)	167,633
Put USD/Call SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(8,184,000)	(8,184,000)	(65,480)	(53,851)	(11,629)
Put AUD/Call NZD	MS & Co. Int. PLC	1.078	07/15/2025	(12,165,000)	(12,165,000)	(22,866)	(42,052)	19,186
Put EUR/Call GBP	MS & Co. Int. PLC	0.854	07/29/2025	(6,991,000)	(6,991,000)	(20,505)	(42,393)	21,888
Put USD/Call SGD	MS & Co. Int. PLC	1.285	07/21/2025	(8,061,000)	(8,061,000)	(107,509)	(49,877)	(57,632)
Put USD/Call CAD	Royal Bank of Canada	1.361	07/15/2025	(15,881,000)	(15,881,000)	(77,880)	(109,444)	31,564
Put USD/Call CAD	Royal Bank of Canada	1.367	07/22/2025	(8,070,000)	(8,070,000)	(68,813)	(54,130)	(14,683)
Put EUR/Call USD	Standard Chartered Bank	1.135	07/18/2025	(20,633,000)	(20,633,000)	(6,757)	(61,989)	55,232
Put NZD/Call USD	Standard Chartered Bank	0.592	07/10/2025	(52,653,000)	(52,653,000)	(18,872)	(105,452)	86,580

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put NZD/Call USD	Standard Chartered Bank	$0.597	07/31/2025	(53,388,000)	$(53,388,000)	$(128,674)	$(620,343)	$491,669
Put AUD/Call NZD	UBS AG (London)	1.082	07/22/2025	(12,503,000)	(12,503,000)	(47,036)	(42,073)	(4,963)
Put EUR/Call PLN	UBS AG (London)	4.280	07/07/2025	(6,905,000)	(6,905,000)	(65,932)	(54,694)	(11,238)
Put NZD/Call USD	UBS AG (London)	0.603	07/10/2025	(52,446,000)	(52,446,000)	(85,356)	(420,196)	334,840
Put USD/Call JPY	UBS AG (London)	144.100	08/01/2025	(10,005,033)	(10,005,033)	(147,754)	(301,652)	153,898

				(1,091,790,500)	$(1,091,790,500)	$(2,454,643)	$(7,289,330)	$4,834,687

Total written option contracts				(1,607,604,693)	$(1,607,604,693)	$(5,056,686)	$(10,774,755)	$5,718,069

TOTAL				(287,621,693)	$(287,621,693)	$(1,323,529)	$(829,781)	$(493,748)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 35.6%
Collateralized Mortgage Obligations – 5.6%
Interest Only – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$839,936	1.680	%(a)(b)	07/25/50	$ 106,434
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
357,529	1.582	(a)(b)	05/15/46	41,268
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
98,309	1.632	(a)(b)	03/15/44	10,019
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
739,602	4.000	(a)	08/25/50	150,060
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
282,272	1.680	(a)(b)	05/25/47	35,605
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
131,817	1.530	(a)(b)	02/25/42	13,676
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
98,628	1.668	(a)(b)(c)	10/20/43	5,325
Government National Mortgage Association REMICS Series 2015-129, Class IC
80,923	4.500	(a)(c)	09/16/45	15,369
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
126,100	1.618	(a)(b)(c)	01/20/49	14,788
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
85,920	1.668	(a)(b)(c)	06/20/49	10,027
Government National Mortgage Association REMICS Series 2020-78, Class DI
497,169	4.000	(a)(c)	06/20/50	108,174
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,050,398	2.500	(a)(c)	10/20/50	156,879
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
202,652	1.618	(a)(b)(c)	08/20/43	22,892
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
123,758	1.818	(a)(b)(c)	09/20/45	15,711
Government National Mortgage Association REMICS Series 2016-27, Class IA
84,644	4.000	(a)(c)	06/20/45	11,989
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
256,665	1.768	(a)(b)(c)	09/20/48	32,190

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$242,147	1.818	%(a)(b)(c)	02/20/40	$ 27,473
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
91,814	1.768	(a)(b)(c)	01/20/46	11,303
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,151,312	3.500	(a)(c)	12/20/49	218,449
Government National Mortgage Association REMICS Series 2016-138, Class GI
215,960	4.000	(a)(c)	10/20/46	44,063
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
74,413	1.818	(a)(b)(c)	11/20/45	9,175

				1,060,869

Regular Floater – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
1,172,331	5.305	(b)	02/25/55	1,160,942
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
447,187	5.355	(b)(c)(d)	10/25/44	447,603
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,725,077	5.305	(b)	03/25/55	1,714,959

				3,323,504

Sequential Fixed Rate – 1.6%
BRAVO Residential Funding Trust Series 2025-NQM4, Class A1
1,838,356	5.613	(c)(d)(e)	02/25/65	1,848,799
CIM Trust Series 2025-I1, Class A2
1,093,234	5.908	(c)(d)(e)	10/25/69	1,102,851
Federal National Mortgage Association REMICS Series 2011-99, Class DB
109,857	5.000		10/25/41	110,455
Federal National Mortgage Association REMICS Series 2012- 111, Class B
15,577	7.000		10/25/42	16,652
Federal National Mortgage Association REMICS Series 2012- 153, Class B
62,545	7.000		07/25/42	68,024
Federal National Mortgage Association REMICS Series 2011-52, Class GB
126,046	5.000		06/25/41	126,737
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,773,791	5.853	(c)(d)(e)	11/25/64	1,788,071
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
1,519,051	5.562	(c)(d)(e)	03/25/70	1,529,147
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
1,075,696	5.643	(c)(d)(e)	01/25/65	1,086,755

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
OBX Trust Series 2024-NQM2, Class A1
$1,218,371	5.878	%(c)(d)(e)	12/25/63	$ 1,224,466
Santander Mortgage Asset Receivable Trust Series 2025-NQM1,
Class A1
1,615,473	5.545	(c)(d)(e)	01/25/65	1,621,804
Verus Securitization Trust Series 2023-INV2, Class A3
664,282	7.079	(c)(d)(e)	08/25/68	670,718
Verus Securitization Trust Series 2024-INV2, Class A1
1,196,401	5.332	(c)(d)(e)	08/26/69	1,198,329

				12,392,808

Sequential Floating Rate – 3.5%
Angel Oak Mortgage Trust Series 2021-3, Class A1
609,094	1.068	(b)(c)(d)	05/25/66	520,995
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,025,000	3.941	(b)(c)(d)	11/25/59	962,789
Angel Oak Mortgage Trust Series 2021-7, Class A1
2,208,370	1.978	(b)(c)(d)	10/25/66	1,909,802
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(b)(c)(d)	02/25/55	276,238
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(b)(c)(d)	02/25/55	413,950
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(b)(c)(d)	02/25/55	202,654
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
31,567	5.899	(b)(c)	09/25/35	28,328
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
77,511	5.955	(b)(c)(d)	01/25/34	77,959
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,505,980	5.505	(b)(c)(d)	05/25/44	1,507,634
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
207,240	5.855	(b)(c)(d)	10/25/41	207,903
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	5.955	(b)(c)(d)	12/25/41	286,644
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
77,803	6.205	(b)(c)(d)	04/25/42	78,147
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	7.305	(b)(c)(d)	04/25/42	233,011
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	6.105	(b)(c)(d)	01/25/44	454,810

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
$1,845,000	6.105	%(b)(c)(d)	02/25/44	$ 1,864,418
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,650,000	5.955	(b)(c)(d)	05/25/44	1,658,075
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.256	(b)(c)(d)	03/25/44	252,329
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
324,753	5.305	(b)(c)(d)	07/25/44	324,550
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,150,000	6.005	(b)(c)(d)	07/25/44	1,154,179
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	5.905	(b)(c)(d)	09/25/44	778,670
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2A1 (1 mo. USD Term SOFR + 1.450%)
1,094,953	5.755	(b)(c)(d)	03/25/45	1,101,525
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
1,850,000	5.806	(b)(c)(d)	01/25/45	1,851,417
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
139,807	4.874	(b)(c)	08/19/36	113,571
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
938,918	2.520	(b)(c)(d)	05/25/52	792,125
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
313,956	3.513	(b)(c)(d)	07/25/52	277,539
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
718,910	4.625	(b)(c)(d)	07/25/63	705,908
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,377,088	5.990	(b)(c)(d)	07/25/64	1,387,809
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,726,197	3.000	(b)(c)(d)	05/25/54	1,559,750
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
741,634	4.750	(b)(c)(d)	01/25/63	726,676
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(b)(c)(d)	10/25/54	706,245
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
750,000	6.414	(b)(c)(d)	02/25/64	760,345
JP Morgan Mortgage Trust Series 2024-1, Class A4
843,209	6.000	(b)(c)(d)	06/25/54	850,248
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1
1,740,598	5.493	(b)(c)(d)	08/25/55	1,751,978
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
1,538,099	5.664	(b)(c)(d)	09/25/65	1,551,543
Mill City Mortgage Loan Trust Series 2017-2, Class A3
108,746	3.250	(b)(c)(d)	07/25/59	105,881

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
$22,815	5.216	%(b)(c)	11/20/34	$ 21,069
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(b)(c)(d)	01/25/60	478,479
Verus Securitization Trust Series 2021-8, Class A1
100,611	1.824	(b)(c)(d)	11/25/66	91,254

				28,026,447

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 44,803,628

Commercial Mortgage-Backed Securities – 10.2%
Regular Floater – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.804	%(b)(d)	11/15/41	$ 1,601,125
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
1,900,000	6.444	(b)(d)	11/15/29	1,899,528
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.804	(b)(d)	11/15/41	900,388

				4,401,041

Sequential Fixed Rate – 4.4%
Bank Series 2023-BNK46, Class A4
1,700,000	5.745	(c)	08/15/56	1,787,108
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,313,697
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,246,588
Bank5 Series 2024-5YR10, Class A3
1,150,000	5.302	(c)	10/15/57	1,177,889
Bank5 Series 2024-5YR11, Class A3
900,000	5.893	(c)	11/15/57	942,319
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	600,408
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,561,169
Bank5 Series 2025-5YR15, Class A3
1,450,000	5.452	(c)	06/15/30	1,491,996
BBCMS Mortgage Trust Series 2025-5C34, Class A3
2,500,000	5.659	(c)	05/15/58	2,605,009
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,184,011
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,468,511
BMO Mortgage Trust Series 2024-5C6, Class A3
1,600,000	5.316	(c)	09/15/57	1,635,685
BMO Mortgage Trust Series 2025-5C11, Class A3
1,500,000	5.669	(c)	07/15/58	1,561,829
BWAY Mortgage Trust Series 2013-1515, Class A2
1,227,098	3.454	(c)(d)	03/10/33	1,166,736
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	249,120
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(d)	08/10/44	1,920,048

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
DOLP Trust Series 2021-NYC, Class A
$1,500,000	2.956	%(d)	05/10/41	$ 1,329,364
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,223,000	3.024	(d)	01/05/39	1,113,739
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,300,000	3.598	(c)(d)	06/05/39	1,205,001
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,600,000	6.234	(d)	06/05/42	1,660,051
ROCK Trust Series 2024-CNTR, Class A
3,325,000	5.388	(d)	11/13/41	3,397,927
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(d)	11/13/41	1,824,818
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	976,399
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
530,000	5.309	(c)	08/15/57	541,083

				34,960,505

Sequential Floating Rate – 5.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778	(b)	11/15/54	716,701
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
975,000	3.989	(b)(c)	09/15/48	969,410
Bank Series 2022-BNK39, Class A4
1,900,000	2.928	(b)(c)	02/15/55	1,697,830
Bank Series 2022-BNK40, Class A4
1,150,000	3.504	(b)(c)	03/15/64	1,054,043
Bank Series 2025-BNK50, Class A5
675,000	5.652	(b)(c)	05/15/68	705,798
Bank Series 2025-BNK50, Class AS
1,250,000	5.875	(b)(c)	05/15/68	1,311,822
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	409,683
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,096,319
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	5.231	(b)(d)	03/15/37	1,677,660
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	5.480	(b)(d)	03/15/37	437,070
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
1,750,000	6.200	(b)(d)	06/15/42	1,752,318
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,162,314	5.654	(b)(d)	03/15/41	1,163,444
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
1,800,000	5.548	(b)(d)	06/15/44	1,839,354
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
854,789	5.703	(b)(d)	03/15/41	855,427

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
$900,000	5.591	%(b)(d)	11/13/46	$ 907,555
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
469,038	6.763	(b)(d)	08/15/39	468,766
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.954	(b)(d)	02/15/41	2,048,991
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,500,000	5.456	(b)(d)	03/15/30	1,490,649
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
1,550,000	5.712	(b)(d)	06/15/35	1,551,967
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
612,596	4.992	(b)(c)	02/25/33	613,762
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.644	(b)(d)	02/05/45	999,901
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.551	(b)(d)	01/13/40	776,442
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,550,000	5.649	(b)(d)	01/13/40	1,596,695
IRV Trust Series 2025-200P, Class A
2,100,000	5.471	(b)(c)(d)	03/14/47	2,120,042
IRV Trust Series 2025-200P, Class C
675,000	5.921	(b)(c)(d)	03/14/47	663,329
IRV Trust Series 2025-200P, Class D
750,000	6.371	(b)(c)(d)	03/14/47	742,493
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,000,687	5.669	(b)(d)	04/15/37	982,547
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.990	(b)(d)	10/05/39	561,084
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,700,000	5.612	(b)(d)	03/15/42	1,695,751
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	5.036	(b)(c)(d)	10/13/33	1,884,272
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
1,600,000	6.014	(b)(c)	12/15/56	1,714,474
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
1,200,000	6.004	(b)(d)	02/15/42	1,189,353
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	6.454	(b)(d)	04/15/42	348,390
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,096,577
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.484	(b)(d)	07/15/35	1,609,605

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,000,000	5.935	%(b)(d)	07/15/35	$ 1,006,742

				41,756,266

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 81,117,812

Federal Agencies – 19.8%
Federal Home Loan Mortgage Corp. – 0.0%
$863	5.000%		01/01/33	$ 877
129	5.000		06/01/33	131
1,294	5.000		07/01/33	1,317
1,696	5.000		08/01/33	1,726
317	5.000		10/01/33	323
856	5.000		11/01/33	871
379	5.000		12/01/33	386
1,198	5.000		02/01/34	1,219
614	5.000		03/01/34	625
920	5.000		04/01/34	935
1,358	5.000		05/01/34	1,383
22,398	5.000		06/01/34	22,792
438	5.000		11/01/34	446
5,171	5.000		04/01/35	5,263
1	5.000		11/01/35	1
5,814	5.000		01/01/40	5,888
4,617	4.000		06/01/40	4,490
31,075	4.000		02/01/41	30,211
2,842	4.000		11/01/41	2,744

				81,628

Government National Mortgage Association – 5.9%
141,497	4.000		11/20/44	135,300
13,395	4.000		05/20/45	12,798
304,487	4.000		07/20/45	290,647
211,589	4.000		01/20/46	200,641
71,419	4.500		02/20/48	69,839
24,195	4.500		03/20/48	23,660
85,465	4.500		04/20/48	83,521
193,279	4.500		05/20/48	188,761
774,363	4.000		07/20/48	729,699
267,213	4.500		08/20/48	260,634
150,685	5.000		08/20/48	150,628
781,257	4.000		09/20/48	740,014
1,255,740	4.500		09/20/48	1,224,821
175,321	5.000		09/20/48	175,255
177,944	5.000		10/20/48	177,766
694,524	5.000		11/20/48	693,827
289,114	5.000		12/20/48	288,824
970,089	4.500		01/20/49	944,688
500,229	5.000		01/20/49	498,789
262,394	4.500		02/20/49	255,195
186,042	4.500		03/20/49	181,171
283,663	5.000		03/20/49	283,378
545,542	3.000		08/20/49	484,616
413,013	4.500		10/20/49	402,844
158,286	4.500		12/20/49	154,142
1,773,665	3.000		03/20/50	1,574,810

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$659,524	3.000%	07/20/51	$ 583,526
326,540	2.500	09/20/51	275,426
777,991	2.500	10/20/51	659,613
486,840	2.500	11/20/51	412,460
717,682	3.000	12/20/51	634,814
1,510,993	2.500	12/20/51	1,281,386
11,464,177	4.500	10/20/52	11,075,171
5,000,000	2.000	TBA-30yr(f)	4,073,705
13,000,000	5.500	TBA-30yr(f)	13,012,914
4,000,000	6.000	TBA-30yr(f)	4,056,010
1,000,000	6.500	TBA-30yr(f)	1,026,509

			47,317,802

Uniform Mortgage-Backed Security – 13.9%
121,301	4.500	07/01/36	120,407
5,452	4.500	12/01/36	5,412
3,946	4.500	05/01/38	3,935
9,012	4.500	05/01/39	8,939
5,463	4.500	06/01/39	5,419
2,853	4.500	08/01/39	2,828
3,998	4.500	09/01/39	3,987
7,668	4.500	10/01/39	7,646
3,138	4.500	03/01/40	3,129
39,304	4.500	04/01/40	39,174
4,262	4.500	12/01/40	4,248
37,641	4.500	01/01/41	37,516
12,343	4.500	04/01/41	12,252
19,124	4.500	06/01/41	18,983
18,144	4.500	07/01/41	18,010
28,235	4.500	08/01/41	27,984
72,922	4.500	09/01/41	72,385
41,042	4.500	10/01/41	40,739
52,149	4.500	11/01/41	51,765
46,120	4.500	12/01/41	45,780
37,324	4.500	01/01/42	37,049
3,057	4.500	03/01/42	3,031
8,500	4.500	04/01/42	8,429
38,914	3.000	12/01/42	35,968
94,935	3.000	01/01/43	87,334
136,984	3.000	04/01/43	125,378
177,563	4.500	06/01/45	175,041
1,401,192	4.000	08/01/45	1,344,145
749,982	4.500	11/01/47	731,728
2,271,040	4.000	01/01/48	2,154,835
12,798	4.500	08/01/48	12,426
228,704	4.500	09/01/48	223,424
149,846	5.000	11/01/48	149,986
741,978	3.000	02/01/49	664,034
10,491	4.500	03/01/49	10,173
81,850	3.500	07/01/49	75,017
750,518	4.000	07/01/49	710,127
342,024	4.500	10/01/50	331,882
2,151,775	3.000	12/01/50	1,895,769
132,542	2.500	03/01/51	112,007
5,427,830	2.000	03/01/51	4,345,362
2,349,079	2.500	05/01/51	1,976,953
655,216	2.000	07/01/51	521,411
864,051	2.000	08/01/51	687,298

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$2,344,831	2.500%	09/01/51	$ 1,970,946
	653,474	2.500	10/01/51	551,004
	686,192	2.500	11/01/51	578,592
	1,726,625	2.000	01/01/52	1,381,826
	742,073	2.000	02/01/52	588,719
	1,231,127	2.500	02/01/52	1,024,461
	408,864	2.000	03/01/52	323,954
	702,540	2.500	03/01/52	583,221
	915,446	4.500	04/01/52	880,942
	985,429	2.000	04/01/52	780,784
	796,993	3.000	08/01/52	700,428
	792,222	5.500	09/01/52	802,367
	341,536	2.500	09/01/52	283,833
	1,613,812	5.500	11/01/52	1,634,478
	2,273,378	6.000	11/01/52	2,342,124
	1,496,955	6.000	12/01/52	1,538,003
	781,489	6.000	01/01/53	803,162
	785,978	5.500	04/01/53	792,850
	5,044,232	4.500	05/01/53	4,890,330
	431,570	2.500	01/01/54	358,655
	28,000,000	2.500	TBA-30yr(f)	23,212,644
	1,000,000	3.000	TBA-30yr(f)	864,688
	8,000,000	3.500	TBA-30yr(f)	7,200,314
	12,000,000	5.000	TBA-30yr(f)	11,759,059
	26,000,000	5.500	TBA-30yr(f)	25,989,831
	2,000,000	6.500	TBA-30yr(f)	2,064,375

				110,850,935

TOTAL FEDERAL AGENCIES				$158,250,365

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $285,590,598)				$284,171,805

Corporate Obligations – 23.7%
Aerospace & Defense(c) – 0.9%
Boeing Co.
	$4,954,000	5.150%	05/01/30	$ 5,045,055
	1,634,000	6.528	05/01/34	1,776,910
L3Harris Technologies, Inc.
	50,000	4.400	06/15/28	50,117

				6,872,082

Agriculture(c) – 0.2%
BAT Capital Corp.
	50,000	3.557	08/15/27	49,186
BAT International Finance PLC
GBP	948,000	2.250	06/26/28	1,217,327
EUR	200,000	2.250	01/16/30	227,481

				1,493,994

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800	03/05/27	982,273
	818,000	5.850	05/17/27	824,438
General Motors Financial Co., Inc.
EUR	195,000	0.850	02/26/26	227,387

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(c) – (continued)
	$249,000	1.500%		06/10/26	$ 241,704
	650,000	5.000		04/09/27	654,011
Hyundai Capital America(d)
	941,000	1.650		09/17/26	908,357
Traton Finance Luxembourg SA
EUR	1,000,000	3.375		01/14/28	1,192,557

					5,030,727

Banks – 10.6%
ABN AMRO Bank NV(b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,166,532
AIB Group PLC(b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	946,297
Australia & New Zealand Banking Group Ltd.(b)(c)(d) (5 yr. CMT + 1.288%)
	$750,000	2.950		07/22/30	749,175
Banco Santander SA
	1,000,000	3.800		02/23/28	982,510
EUR	1,200,000	3.875		04/22/29	1,463,580
(1 yr. CMT + 1.250%)
	$1,000,000	5.552	(b)(c)	03/14/28	1,016,100
(5 yr. CMT + 3.753%)
	600,000	4.750	(b)(c)	11/12/26	579,798
Bank of America Corp.
(Secured Overnight Financing Rate + 1.570%)
	2,993,000	5.819	(b)(c)	09/15/29	3,119,903
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202	(b)(c)	04/25/29	2,171,665
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592	(b)(c)	04/29/31	342,919
Bank of Ireland Group PLC(b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	508,154
Barclays PLC
(1 yr. EUR Swap + 1.750%)
	1,671,000	4.918	(b)(c)	08/08/30	2,098,641
(5 yr. EURIBOR ICE Swap + 2.100%)
	650,000	4.973	(b)(c)	05/31/36	799,947
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367	(b)(c)	02/25/31	1,276,387
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674	(b)(c)	03/12/28	616,580
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942	(b)(c)	09/10/30	643,697
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690	(b)(c)	03/12/30	592,969
BNP Paribas SA(b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
	575,000	1.323		01/13/27	565,070
BPCE SA
EUR	300,000	1.750		04/26/27	349,392
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	991,850
CaixaBank SA
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375	(b)(c)	11/18/26	818,365
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750	(b)(c)	05/26/28	341,883

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. EUR EURIBOR + 0.620%)
EUR	300,000	0.625	%(b)(c)	01/21/28	$ 343,674
Citigroup, Inc.(b)(c) (Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174		02/13/30	1,784,912
Cooperatieve Rabobank UA(b)(c) (-1X 5 yr. EUR Swap + 3.702%)
EUR	600,000	3.250		12/29/26	694,451
Credit Agricole SA(b)(c)(d) (Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247		01/26/27	1,079,122
Danske Bank AS(b)(c)(d) (1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,270,117
Deutsche Bank AG
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750	(b)(c)	11/19/30	441,666
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000	(b)(c)	09/05/30	2,637,480
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129	(b)(c)	11/24/26	272,225
Fifth Third Bancorp(b)(c) (Secured Overnight Financing Rate + 1.486%)
	1,091,000	4.895		09/06/30	1,103,197
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.040%)
	975,000	5.130		11/19/28	987,402
Huntington Bancshares, Inc.
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	(b)(c)	01/15/31	768,195
(Secured Overnight Financing Rate + 1.870%)
	1,175,000	5.709	(b)(c)	02/02/35	1,200,533
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	(b)(c)	08/21/29	857,074
ING Groep NV(b)(c) (Secured Overnight Financing Rate + 1.830%)
	400,000	4.017		03/28/28	397,464
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 1.160%)
	1,750,000	5.581	(b)(c)	04/22/30	1,817,532
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	(b)(c)	04/26/28	3,122,875
Kreditanstalt fuer Wiederaufbau
EUR	3,500,000	3.125	(g)	10/10/28	4,244,286
	4,070,000	2.625	(g)	04/26/29	4,858,646
M&T Bank Corp.
(Secured Overnight Financing Rate + 0.930%)
	$525,000	4.833	(b)(c)	01/16/29	529,331
(Secured Overnight Financing Rate + 1.400%)
	1,650,000	5.179	(b)(c)	07/08/31	1,677,703
(Secured Overnight Financing Rate + 1.610%)
	1,200,000	5.385	(b)(c)	01/16/36	1,194,348
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413	(b)(c)	10/30/29	683,588
Macquarie Group Ltd.
(3 mo. USD Term SOFR + 1.634%)
	380,000	3.763	(b)(c)(d)	11/28/28	372,966
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340	(b)(c)(d)	01/12/27	393,288

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley
(Secured Overnight Financing Rate + 1.100%)
	$1,141,000	4.654	%(b)(c)	10/18/30	$ 1,143,362
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173	(b)(c)	01/16/30	1,174,230
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164	(b)(c)	04/20/29	3,390,369
NatWest Group PLC
(1 yr. CMT + 1.050%)
	425,000	5.115	(b)(c)	05/23/31	432,187
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670	(b)(c)	09/14/29	1,930,906
(-1X 3 mo. EUR EURIBOR + 0.949%)
	2,252,000	0.780	(b)(c)	02/26/30	2,457,927
Nykredit Realkredit AS
	1,310,000	4.625		01/19/29	1,630,363
Permanent TSB Group Holdings PLC
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625	(b)(c)	04/25/28	333,449
	1,020,000	6.625	(b)(c)	06/30/29	1,320,820
Santander U.K. Group Holdings PLC(b)(c) (1 yr. CMT + 1.250%)
	$1,000,000	1.532		08/21/26	995,350
Shinhan Bank Co. Ltd.(d)
	240,000	4.500		04/12/28	240,610
Societe Generale SA(b)(c)(d) (1 yr. CMT + 1.100%)
	1,500,000	1.488		12/14/26	1,478,145
Standard Chartered PLC(b)(c)(d) (1 yr. CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,523,991
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632		10/23/29	1,473,295
Truist Bank(b)(c) (Secured Overnight Financing Rate + 0.590%)
	$1,575,000	4.671		05/20/27	1,577,536
Truist Financial Corp.(b)(c) (Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	228,004
U.S. Bancorp
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384	(b)(c)	01/23/30	746,656
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775	(b)(c)	06/12/29	726,509
UBS Group AG
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(b)(c)(d)	02/08/30	1,141,401
(1 yr. EURIBOR ICE Swap + 4.950%)
EUR	834,000	7.750	(b)(c)	03/01/29	1,106,450
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
	509,000	0.650	(b)(c)	01/14/28	582,933
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000	(b)(c)	06/24/27	870,997
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(b)(c)(d)	01/12/29	2,756,320
Wells Fargo & Co.(b)(c) (Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	179,184

					84,314,483

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(c) – 0.3%
Bacardi Ltd.(d)
	$1,200,000	4.700%		05/15/28	$ 1,204,044
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,497,405
	25,000	4.650		11/15/28	25,182

					2,726,631

Biotechnology(c) – 0.1%
Amgen, Inc.
	650,000	5.150		03/02/28	664,047

Building Materials(c) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	141,130
Owens Corning
	975,000	3.500		02/15/30	931,661

					1,072,791

Chemicals(c) – 0.2%
DuPont de Nemours, Inc.
	600,000	4.493		11/15/25	599,148
International Flavors & Fragrances, Inc.
	185,000	1.230	(d)	10/01/25	183,224
	53,000	1.832	(d)	10/15/27	49,918
	600,000	2.300	(d)	11/01/30	530,658

					1,362,948

Commercial Services – 0.6%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	200,062
	950,000	5.500	(d)	05/08/35	955,937
DP World Ltd.
	390,000	5.625		09/25/48	363,553
Motability Operations Group PLC(c)
EUR	1,247,000	3.625		07/24/29	1,505,392
Quanta Services, Inc.(c)
	$847,000	4.750		08/09/27	854,157
RELX Finance BV(c)
EUR	437,000	3.750		06/12/31	533,111

					4,412,212

Computers(c) – 0.2%
Dell International LLC/EMC Corp.
	$893,000	6.020		06/15/26	901,564
	875,000	5.300		10/01/29	900,296

					1,801,860

Diversified Financial Services(c) – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,375,000	4.875		04/01/28	1,389,286
	244,000	3.000		10/29/28	232,495
	350,000	5.100		01/19/29	356,132
Air Lease Corp.
	575,000	2.875		01/15/26	569,141
	1,300,000	5.300		02/01/28	1,328,951
Ally Financial, Inc.
	650,000	7.100		11/15/27	685,224

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
Aviation Capital Group LLC(d)
	$400,000	1.950%		01/30/26	$ 393,688
Avolon Holdings Funding Ltd.(d)
	1,036,000	4.950		01/15/28	1,041,221
Macquarie Airfinance Holdings Ltd.(d)
	850,000	5.200		03/27/28	859,478

					6,855,616

Electrical – 0.8%
Dominion Energy, Inc.(c)
	925,000	4.600		05/15/28	931,799
DTE Energy Co.(c)
	700,000	4.950		07/01/27	708,316
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	616,452
Electricite de France SA(c)(d)
	$1,450,000	4.500		09/21/28	1,448,666
Enel SpA
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375	(b)(c)	06/08/27	593,674
(5 yr. EUR Swap + 2.580%)
	935,000	3.375	(b)(c)	08/24/26	1,103,939
Sempra(c)
	$700,000	3.400		02/01/28	683,389
Teollisuuden Voima OYJ(c)
EUR	250,000	1.375		06/23/28	282,384

					6,368,619

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	523,530
	200,000	5.500	(d)	10/31/46	165,175
	200,000	5.500		07/31/47	164,835

					853,540

Entertainment(c) – 0.0%
Warnermedia Holdings, Inc.
	325,000	4.054		03/15/29	264,729

Environmental(c) – 0.1%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,082,361

Food & Drug Retailing(c) – 1.0%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,023,780
J.M. Smucker Co.
	1,225,000	5.900		11/15/28	1,287,401
Mars, Inc.
	875,000	4.800	(d)	03/01/30	886,428
	800,000	5.000	(d)	03/01/32	810,696
	3,575,000	5.200	(d)	03/01/35	3,617,078

					7,625,383

Food Service(c)(d) – 0.1%
Sodexo, Inc.
	1,025,000	5.150		08/15/30	1,041,707

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(c) – 0.1%
NiSource, Inc.
	$600,000	5.200%	07/01/29	$ 615,984

Healthcare Providers & Services(c) – 0.4%
HCA, Inc.
	250,000	3.375	03/15/29	239,902
Solventum Corp.
	975,000	5.400	03/01/29	1,004,143
UnitedHealth Group, Inc.
	1,775,000	4.250	01/15/29	1,771,308

				3,015,353

Insurance – 0.1%
Aviva PLC(b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125	11/14/36	13,949
Corebridge Global Funding(d)
	$925,000	5.200	06/24/29	947,376

				961,325

Internet – 0.4%
Booking Holdings, Inc.(c)
EUR	729,000	3.500	03/01/29	880,418
Netflix, Inc.
	1,800,000	4.625	05/15/29	2,264,704
Prosus NV(c)(d)
	$200,000	3.832	02/08/51	127,850

				3,272,972

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,201,777
Vale Overseas Ltd.
	350,000	6.400	06/28/54	342,128

				1,543,905

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	230,134
Hyatt Hotels Corp.
	575,000	5.500	06/30/34	575,667
Las Vegas Sands Corp.
	530,000	5.625	06/15/28	540,202
	200,000	6.000	06/14/30	206,169
Marriott International, Inc.
	515,000	5.000	10/15/27	523,410
	573,000	4.650	12/01/28	577,034
	135,000	4.875	05/15/29	136,939

				2,789,555

Machinery-Diversified(c) – 0.1%
Otis Worldwide Corp.
	225,000	5.250	08/16/28	231,539
Westinghouse Air Brake Technologies Corp.
	700,000	4.900	05/29/30	709,373

				940,912

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(c) – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
	$784,000	4.908%		07/23/25	$ 783,914
Comcast Corp.
	300,000	4.150		10/15/28	299,466

					1,083,380

Mining(c) – 0.3%
Glencore Finance Europe Ltd.
GBP	125,000	3.125		03/26/26	169,701
Glencore Funding LLC
	$455,000	1.625	(d)	04/27/26	444,794
	775,000	4.875	(d)	03/12/29	782,487
	1,150,000	5.371	(d)	04/04/29	1,178,324

					2,575,306

Multi-National – 1.4%
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,417,263
	3,500,000	3.000		11/15/28	4,227,382
	4,410,000	2.250		03/15/30	5,167,905

					10,812,550

Oil & Gas(c) – 0.1%
Occidental Petroleum Corp.
	$750,000	8.500		07/15/27	794,505

Oil Field Services – 0.4%
BP Capital Markets PLC
EUR	300,000	1.594		07/03/28	344,264
Petronas Capital Ltd.(c)(d)
	$430,000	5.340		04/03/35	440,109
QatarEnergy(c)(d)
	820,000	3.300		07/12/51	553,603
Raizen Fuels Finance SA
	610,000	5.700	(c)	01/17/35	571,112
	580,000	6.950	(c)(d)	03/05/54	537,370
Saudi Arabian Oil Co.(c)(d)
	530,000	5.750		07/17/54	493,589
TotalEnergies SE(b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369		10/06/26	354,679

					3,294,726

Pharmaceuticals(c) – 0.5%
Bayer U.S. Finance II LLC(d)
	$1,000,000	4.250		12/15/25	997,180
Becton Dickinson & Co.
EUR	185,000	0.034		08/13/25	217,250
Cencora, Inc.
	900,000	2.875		05/22/28	1,064,014
Cigna Group
	$300,000	4.375		10/15/28	300,396
CVS Health Corp.
	325,000	4.780		03/25/38	298,171
McKesson Corp.
EUR	125,000	1.500		11/17/25	146,745

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Pfizer Netherlands International Finance BV
EUR	1,031,000	2.875%		05/19/29	$ 1,223,333

					4,247,089

Pipelines – 0.4%
Abu Dhabi Crude Oil Pipeline LLC(d)
	$1,260,000	4.600		11/02/47	1,126,125
Enbridge, Inc.(c)
	350,000	6.000		11/15/28	367,602
Energy Transfer LP
	750,000	6.100	(c)	12/01/28	787,882
	250,000	5.250	(c)	04/15/29	255,988
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	169,500
	547,609	2.940		09/30/40	448,869
Williams Cos., Inc.(c)
	350,000	2.600		03/15/31	313,649

					3,469,615

Real Estate(c) – 0.4%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,166,422
	350,000	1.750		03/12/29	389,199
	325,000	3.625		10/29/29	383,910
CBRE Services, Inc.
	$258,000	5.500		04/01/29	266,661
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	647,970
	325,000	1.625		01/17/30	351,281

					3,205,443

Real Estate Investment Trust(c) – 0.2%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	108,799
Realty Income Corp.
	900,000	4.625		11/01/25	899,415
	300,000	2.100		03/15/28	284,109

					1,292,323

Retailing(c) – 0.0%
AutoNation, Inc.
	200,000	1.950		08/01/28	185,512

Semiconductors(c) – 0.2%
Broadcom, Inc.(d)
	1,531,000	3.137		11/15/35	1,291,414
Micron Technology, Inc.
	125,000	6.750		11/01/29	135,132

					1,426,546

Software(c) – 0.6%
Constellation Software, Inc.(d)
	438,000	5.158		02/16/29	446,322
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	643,364
MSCI, Inc.(d)
	$1,547,000	3.875		02/15/31	1,458,249

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
Synopsys, Inc.
	$1,100,000	5.000%		04/01/32	$ 1,114,014
Take-Two Interactive Software, Inc.
	943,000	5.400		06/12/29	971,582
Workday, Inc.
	125,000	3.700		04/01/29	122,122

					4,755,653

Telecommunication Services – 0.4%
Deutsche Telekom International Finance BV
	250,000	8.750		06/15/30	295,203
Rogers Communications, Inc.(c)
	1,074,000	5.000		02/15/29	1,089,530
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	631,411
T-Mobile USA, Inc.
	$656,000	3.750	(c)	04/15/27	649,381
	300,000	4.750	(c)	02/01/28	300,414
Verizon Communications, Inc.
	300,000	4.329		09/21/28	301,251

					3,267,190

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250		07/01/29	511,985

Water(c) – 0.2%
Veolia Environnement SA
EUR	1,300,000	1.940		01/07/30	1,470,082

TOTAL CORPORATE OBLIGATIONS (Cost $183,595,930)					$189,375,641

Sovereign Debt Obligations – 20.9%
British Pound – 0.6%
U.K. Gilts
GBP	1,990,000	3.500%		01/22/45	$ 2,178,402
	840,000	1.500		07/31/53	523,347
	220,000	1.750		07/22/57	141,168
	2,130,000	3.500		07/22/68	2,096,207

					4,939,124

Canadian Dollar – 0.8%
Province of British Columbia
CAD	2,000,000	4.950		06/18/40	1,573,901
Province of Ontario
	2,300,000	4.650		06/02/41	1,751,530
Province of Quebec
GBP	2,390,000	2.250		09/15/26	3,209,804

					6,535,235

Colombia Peso – 0.1%
Colombia TES
COP	897,700,000	13.250		02/09/33	229,767
	890,400,000	9.250		05/28/42	167,008

					396,775

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – 7.4%
European Financial Stability Facility(g)
EUR	1,170,000	0.875%		04/10/35	$ 1,136,548
European Union
	6,632,868	1.625		12/04/29	7,561,372
	820,000	0.200		06/04/36	705,807
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,289,410
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,913,346
	1,760,000	1.250		05/25/34	1,769,719
	1,030,000	4.500		04/25/41	1,332,192
	310,000	3.250		05/25/45	337,310
	210,000	2.000		05/25/48	177,525
	800,000	1.750		05/25/66	508,488
Ireland Government Bonds
	430,000	0.200		10/18/30	451,106
	920,000	0.350		10/18/32	918,296
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(h)	08/01/26	6,235,559
	3,220,000	0.900		04/01/31	3,415,825
	1,680,000	6.000		05/01/31	2,324,048
	1,130,000	3.250		03/01/38	1,274,194
	1,370,000	4.450		09/01/43	1,705,407
	1,170,000	2.150		09/01/52	932,643
	357,000	4.500		10/01/53	436,399
	100,000	2.800		03/01/67	85,171
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,687,428
	250,000	2.150		06/22/66	184,388
Netherlands Government Bonds
	709,181	2.500		07/15/34	820,652
	673,445	0.000	(h)	01/15/38	546,581
	838,544	3.750		01/15/42	1,071,289
	687,236	2.000		01/15/54	628,050
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,402,727
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,399,427
Republic of Austria Government Bonds
	1,270,000	0.000	(h)	10/20/28	1,393,866
	280,000	2.100	(i)	09/20/17	200,053
	280,000	0.850	(j)	06/30/20	105,165
Romania Government International Bonds
	630,000	2.124		07/16/31	617,346
	400,000	3.375	(d)	01/28/50	284,122
Spain Government Bonds
	870,000	1.250		10/31/30	958,173
	3,430,000	2.550		10/31/32	3,959,482
	650,000	0.850		07/30/37	572,321
	700,000	2.900		10/31/46	715,393
	1,110,000	3.450		07/30/66	1,139,312

					59,196,140

Indonesia Rupiah – 0.4%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500		07/15/30	638,440
	7,702,000,000	6.500		02/15/31	475,357
	7,391,000,000	6.375		04/15/32	451,631

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia Rupiah – (continued)
IDR	18,210,000,000	6.625%		02/15/34	$ 1,120,062
	5,281,000,000	7.125		06/15/38	332,555

					3,018,045

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	697,354
	2,500,000	1.300		04/30/32	622,495

					1,319,849

Japanese Yen – 9.2%
Japan Government Five Year Bonds
JPY	958,350,000	1.100		12/20/29	6,696,371
Japan Government Forty Year Bonds
	712,600,000	1.000		03/20/62	2,760,932
Japan Government Ten Year Bonds
	245,900,000	0.200		06/20/32	1,601,505
	768,800,000	1.400		03/20/35	5,324,343
Japan Government Thirty Year Bonds
	721,900,000	1.400		09/20/52	3,719,661
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	5,283,119
	1,167,350,000	1.600		03/20/44	7,244,047
Japan Treasury Discount Bills
	3,187,550,000	0.000	(h)	07/28/25	22,127,912
	1,597,100,000	0.000	(h)	08/12/25	11,085,153
	1,133,700,000	0.000	(h)	09/01/25	7,866,975

					73,710,018

Mexican Peso – 0.2%
Mexico Bonos
MXN	39,000,000	7.750		11/23/34	1,897,988

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940		02/12/29	458,555

Singapore Dollar – 0.1%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	1,131,359

South Korean Won – 0.5%
Korea Treasury Bonds
KRW	2,598,070,000	1.875		06/10/29	1,875,407
	2,641,660,000	1.375		12/10/29	1,855,191

					3,730,598

Sovereign – 0.4%
Hungary Government International Bonds
	$2,040,000	6.125		05/22/28	2,101,853
Korea Hydro & Nuclear Power Co. Ltd.(d)
	630,000	4.250		07/27/27	629,691
Romania Government International Bonds(d)
	240,000	3.000		02/27/27	231,120

					2,962,664

Thailand Baht – 0.1%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	201,861
	6,710,000	2.875		12/17/28	216,014

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Thailand Baht – (continued)
THB	70,000	3.390%		06/17/37	$ 2,548
	9,116,000	3.450		06/17/43	337,917

					758,340

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	306,790

United States Dollar – 0.8%
Chile Government International Bonds(c)
	$430,000	3.100		05/07/41	319,920
Export-Import Bank of Korea
	390,000	5.000		01/11/28	398,151
	330,000	5.125		01/11/33	339,893
Mexico Government International Bonds
	1,521,000	3.771	(c)	05/24/61	895,869
	1,810,000	3.750	(c)	04/19/71	1,028,080
Panama Government International Bonds(c)
	200,000	6.875		01/31/36	199,400
Peru Government International Bonds
	10,000	2.780	(c)	12/01/60	5,370
	100,000	3.230	(c)(k)	07/28/21	53,700
Philippines Government International Bonds
	470,000	3.700		03/01/41	381,053
Republic of Poland Government International Bonds
	600,000	5.125	(c)	09/18/34	601,200
	650,000	5.500	(c)	03/18/54	601,250
Romania Government International Bonds
	70,000	6.375		01/30/34	68,530
Saudi Government International Bonds
	830,000	4.875		07/18/33	829,988
State of Israel
	400,000	3.800		05/13/60	259,600
Uruguay Government International Bonds
	31,914	4.375	(c)	01/23/31	31,882
	57,058	5.442	(c)	02/14/37	58,456

					6,072,342

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $174,615,627)					$166,433,822

Asset-Backed Securities(c) – 13.4%

Automotive – 1.9%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
	$14,649	5.850%		08/17/26	$ 14,656
BMW Vehicle Lease Trust Series 2025-1, Class A3
	1,775,000	4.430		06/26/28	1,784,867
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	751,770	4.700		09/15/27	751,586
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	425,000	4.670		08/15/28	425,065
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,550,000	4.780		07/16/29	1,556,042
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
	32,634	5.240		07/15/26	32,642
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
	159,203	5.680		09/15/26	159,300

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Automotive – (continued)
Ford Credit Auto Owner Trust Series 2024-1, Class A(d)(e)
	$1,625,000	4.870%	08/15/36	$ 1,656,024
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
	72,256	5.890	11/16/26	72,294
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
	1,500,000	5.340	06/15/28	1,512,995
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A(d)
	620,404	5.150	06/15/26	620,704
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
	718	5.920	11/16/26	718
Nissan Auto Lease Trust Series 2024-A, Class A2A
	1,365,927	5.110	10/15/26	1,367,493
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
	425,000	5.930	03/15/28	428,619
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	479,291	4.760	08/16/27	479,426
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,525,000	4.740	01/16/29	1,530,605
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A(d)
	2,525,000	4.650	05/25/38	2,557,055

				14,950,091

Collateralized Loan Obligations(d) – 7.9%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	1,575,000	8.506	04/15/37	1,589,507
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
	1,275,000	5.796	07/15/37	1,278,685
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	2,100,000	5.406	04/15/38	2,096,516
Apex Credit CLO Ltd. Series 2024-2A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,275,000	5.802	07/25/37	1,280,228
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	540,000	4.147	04/15/38	636,371
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.250%)
	$2,575,000	5.519	04/18/33	2,580,922
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
	1,900,000	6.332	04/25/37	1,908,731
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
	1,800,000	5.470	01/20/35	1,798,402
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	3.939	05/26/38	1,642,249
Elmwood CLO 41 Ltd. Series 2025-4A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	$6,000,000	5.636	07/17/38	6,021,504

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Generate CLO 20 Ltd. Series 2024-20A, Class A(b) (3 mo. USD Term SOFR + 1.300%)
	$1,900,000	5.589%	01/25/38	$ 1,902,160
Generate CLO 22 Ltd. Series 2025-22A, Class A(b) (-1X 3 mo. USD Term SOFR + 1.330%)
	4,775,000	0.000	07/20/38	4,775,000
Jamestown CLO XII Ltd. Series 2019-1A, Class A2BR(b) (3 mo. USD Term SOFR + 1.850%)
	1,650,000	6.119	04/20/32	1,651,704
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	336,891	5.902	05/20/54	338,528
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	1,793,485	5.502	04/14/33	1,795,102
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
	1,225,000	5.926	07/15/37	1,230,521
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	740,000	5.302	10/14/36	740,726
Oaktree CLO Ltd. Series 2021-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.350%)
	5,000,000	5.606	01/15/38	5,005,570
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2(b) (-1X 3 mo. USD Term SOFR + 1.280%)
	5,000,000	0.000	07/19/38	5,000,000
OZLM XIV Ltd. Series 2015-14A, Class C1R3(b) (3 mo. USD Term SOFR + 3.400%)
	1,700,000	7.656	01/15/38	1,699,913
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,300,000	4.009	04/15/38	1,532,803
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	$1,875,000	5.670	10/20/37	1,879,174
Polus U.S. CLO II Ltd. Series 2025-2A, Class A1(b) (3 mo. USD Term SOFR + 1.520%)
	1,650,000	5.804	07/20/38	1,655,805
Regatta XI Funding Ltd. Series 2018-1A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
	1,475,000	6.030	07/17/37	1,478,267
RR 40 Ltd. Series 2025-40A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	6,200,000	5.637	07/15/38	6,220,770
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,025,000	5.704	01/30/38	1,026,810
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(b) (3 mo. EUR EURIBOR + 1.600%)
EUR	1,130,000	3.894	04/20/39	1,324,269
Storm King Park CLO Ltd. Series 2022-1A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
	$1,350,000	5.956	10/15/37	1,353,059
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	155,788	5.750	12/20/50	157,291

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
$900,000	8.684%	04/20/32	$ 877,415
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
1,150,000	5.626	10/15/37	1,152,036

			63,630,038

Credit Card – 1.5%
American Express Credit Account Master Trust Series 2025-3, Class A
2,425,000	4.510	04/15/32	2,457,524
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,500,000	4.720	02/15/29	1,503,354
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
2,600,000	5.204	08/15/28	2,604,454
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,275,000	5.230	12/08/27	1,278,723
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
1,675,000	4.490	06/21/32	1,686,590
WF Card Issuance Trust Series 2025-A1, Class A
2,325,000	4.340	05/15/30	2,341,936

			11,872,581

Student Loan(b)(d) – 2.1%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
597,979	5.541	04/20/31	598,281
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
1,650,000	6.075	07/24/36	1,653,232
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
2,975,000	5.690	04/20/36	2,975,000
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
1,964,722	5.620	12/27/66	1,974,662
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,850,683	5.470	12/27/66	2,849,343
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
1,500,000	5.656	04/15/31	1,500,005
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
634,043	5.570	09/25/65	632,131
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
4,500,000	5.886	04/15/37	4,514,103

			16,696,757

TOTAL ASSET- BACKED SECURITIES (Cost $106,403,572)			$107,149,467

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 14.1%
U.S. Treasury Bills
$28,492,000	0.000	%(h)	07/01/25	$ 28,488,709
76,315,700	0.000	(h)	07/03/25	76,298,034
U.S. Treasury Bonds
3,560,000	2.375		11/15/49	2,290,081
2,440,000	4.750		11/15/53	2,418,650
U.S. Treasury Inflation-Indexed Bonds
2,093,415	1.500		02/15/53	1,658,786
U.S. Treasury Notes
1,574,700	0.625		05/15/30	1,354,980

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,713,914)				$112,509,240

Shares	Description			Value

Exchange Traded Funds – 0.0%
3,755	Vanguard Intermediate-Term Corporate Bond ETF			$ 311,364
(Cost $306,202)

Shares	Dividend Rate			Value

Investment Company(l) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,725	4.231%			$ 20,725
(Cost $20,725)

TOTAL INVESTMENTS – 107.7% (Cost $863,246,568)				$859,972,064

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.7)%				(61,583,806)

NET ASSETS – 100.0%				$798,388,258

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $93,260,049 which represents approximately 11.7% of net assets as of June 30, 2025.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,239,480, which represents approximately 1.2% of the Fund’s net assets as of June 30, 2025.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is September 20, 2117.

(j)	Actual maturity date is June 30, 2120.

(k)	Actual maturity date is July 28, 2121.

(l)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,652,027	USD	1,078,342	08/25/25	$10,199
	AUD	12,925,958	USD	8,397,480	09/17/25	123,586
	AUD	3,280,961	USD	2,129,387	12/17/25	37,569
	BRL	954,501	USD	172,696	07/02/25	2,899
	BRL	468,271	USD	81,482	09/17/25	3,032
	CAD	2,324,699	USD	1,684,248	07/02/25	23,067
	CAD	10,754,608	USD	7,896,024	09/17/25	32,827
	CHF	6,567,141	USD	8,087,842	09/17/25	270,724
	CLP	363,870,600	USD	389,000	07/28/25	1,584
	CLP	396,315,758	USD	417,324	09/17/25	8,007
	CNH	119,810,913	USD	16,786,313	09/17/25	56,866
	CNH	1,692,217	USD	234,137	09/18/25	3,778
	COP	704,163,736	USD	168,554	09/17/25	1,945
	CZK	218,421,059	USD	10,109,149	09/17/25	321,835
	CZK	9,291,582	USD	429,387	12/17/25	15,628
	EUR	13,260,233	USD	15,249,107	09/17/25	452,279
	EUR	1,604,201	USD	1,827,140	09/18/25	72,511
	EUR	1,576,021	USD	1,842,528	12/17/25	34,313
	GBP	4,742,241	USD	6,420,211	08/28/25	91,615
	GBP	6,160,081	USD	8,333,422	09/17/25	126,475
	GBP	505,846	USD	683,340	12/17/25	11,624
	HUF	555,176,639	USD	1,565,857	09/17/25	63,813
	ILS	13,920,637	USD	3,943,189	09/17/25	193,812
	ILS	1,908,428	USD	520,214	09/18/25	46,953
	INR	202,591,363	USD	2,350,698	07/07/25	12,435
	INR	181,247,588	USD	2,092,612	07/09/25	21,341
	INR	91,406,745	USD	1,063,116	07/28/25	1,966
	INR	280,409,279	USD	3,254,576	09/17/25	5,208
	JPY	317,283,089	USD	2,211,547	09/17/25	11,275
	JPY	154,011,127	USD	1,083,508	12/17/25	6,224
	KRW	1,152,748,842	USD	847,189	07/02/25	6,419
	KRW	267,414,381	USD	195,000	07/07/25	2,711
	KRW	325,377,779	USD	238,685	07/09/25	1,915
	KRW	572,879,384	USD	423,398	07/11/25	277
	KRW	525,102,224	USD	386,417	07/28/25	2,392
	KRW	8,501,039,767	USD	6,289,005	09/17/25	24,507
	KRW	355,246,140	USD	257,204	09/18/25	6,645
	KRW	544,213,827	USD	406,037	12/17/25	321
	MXN	13,537,207	USD	709,651	08/29/25	7,199
	MXN	50,007,889	USD	2,598,421	09/17/25	44,516
	NOK	19,966,623	USD	1,976,253	09/17/25	5,635
	NZD	3,566,387	AUD	3,301,000	09/17/25	3,537

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	NZD	11,241,200	USD	6,801,658	09/17/25	$68,493
	PLN	21,148,653	USD	5,689,316	09/17/25	167,328
	SEK	36,305,081	USD	3,818,215	09/17/25	39,005
	SGD	8,350,092	USD	6,545,682	09/17/25	59,043
	TRY	33,306,940	USD	768,378	09/17/25	11,742
	TWD	22,823,750	USD	775,000	07/25/25	13,880
	TWD	33,022,554	USD	1,129,268	09/17/25	26,700
	TWD	7,183,608	USD	249,154	12/17/25	6,776
	USD	439,266	CAD	591,967	12/17/25	966
	USD	1,493,528	CNH	10,618,444	09/17/25	773
	USD	154,452	GBP	112,220	12/17/25	277
	USD	1,035,302	INR	88,561,455	07/09/25	2,379
	USD	305,599	INR	26,267,499	09/17/25	237
	USD	866,982	INR	74,834,418	12/17/25	1,277
	USD	22,286,960	JPY	3,184,668,454	07/28/25	95,851
	USD	40,388,794	JPY	5,749,478,105	09/11/25	135,905
	USD	204,690	JPY	29,203,920	09/17/25	93
	USD	280,780	JPY	39,652,509	09/18/25	2,952
	USD	704,362	JPY	99,300,250	12/17/25	1,746
	USD	252,378	KRW	339,642,211	09/17/25	134
	USD	804,452	KRW	1,076,168,332	12/17/25	890
	USD	609,130	SEK	5,717,606	09/17/25	1,665
	USD	425,099	TWD	12,223,521	07/25/25	2,605
	ZAR	19,570,408	USD	1,095,780	09/17/25	3,346

TOTAL						$2,815,527

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	3,020,499	USD	2,226,879	07/02/25	$(8,552)
	CAD	2,448,138	USD	1,812,369	09/17/25	(7,476)
	GBP	112,254	USD	154,452	09/17/25	(289)
	INR	180,225,629	USD	2,104,302	07/14/25	(2,801)
	INR	505,613,628	USD	5,890,044	09/17/25	(12,237)
	JPY	699,029,597	USD	4,910,164	09/17/25	(12,902)
	JPY	46,896,245	USD	332,955	09/18/25	(4,373)
	JPY	28,922,615	USD	204,690	12/17/25	(43)
	KRW	289,897,398	USD	215,000	07/16/25	(530)
	KRW	1,082,539,595	USD	804,452	09/17/25	(477)
	NOK	26,908,141	USD	2,690,451	09/17/25	(19,547)
	TWD	12,223,521	USD	422,870	07/07/25	(2,875)
	TWD	9,089,185	USD	318,249	07/31/25	(3,570)
	TWD	9,803,353	USD	342,835	08/01/25	(3,346)
	USD	9,613,495	AUD	14,761,691	09/17/25	(117,727)
	USD	167,603	BRL	954,501	07/02/25	(7,992)
	USD	171,408	BRL	954,501	08/04/25	(2,745)
	USD	383,128	BRL	2,154,234	09/17/25	(5,667)
	USD	6,941,069	CAD	9,822,154	07/02/25	(272,556)
	USD	5,599,134	CAD	7,689,842	09/17/25	(70,213)
	USD	3,291,367	CAD	4,476,956	09/25/25	(10,559)
	USD	436,492	CAD	594,191	12/17/25	(3,455)
	USD	8,744,396	CHF	7,140,738	09/17/25	(344,234)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,324,832	CHF	1,059,809	12/17/25	$(39,470)
	USD	490,195	CLP	458,839,911	09/17/25	(2,238)
	USD	9,341,656	CNH	66,716,017	09/17/25	(37,372)
	USD	236,932	CNH	1,693,110	09/18/25	(1,108)
	USD	2,077,046	CNH	14,697,741	12/17/25	(2,863)
	USD	185,786	COP	774,378,155	09/17/25	(1,714)
	USD	5,024,876	CZK	108,472,286	09/17/25	(155,360)
	USD	1,545,668	CZK	33,345,051	12/17/25	(51,371)
	USD	20,092,361	EUR	17,446,239	09/17/25	(565,657)
	USD	408,861	EUR	375,496	09/19/25	(35,820)
	USD	126,073,593	EUR	107,053,413	09/23/25	(737,334)
	USD	1,531,224	EUR	1,298,832	12/17/25	(15,520)
	USD	18,248,899	GBP	13,477,181	08/28/25	(257,346)
	USD	8,816,244	GBP	6,590,978	09/17/25	(235,423)
	USD	104,850	GBP	76,903	12/17/25	(805)
	USD	1,134,425	HUF	394,486,559	09/17/25	(23,553)
	USD	3,563,098	IDR	58,363,551,868	09/10/25	(41,518)
	USD	1,216,113	ILS	4,377,855	07/30/25	(83,841)
	USD	3,055,209	ILS	10,631,859	09/17/25	(104,417)
	USD	543,399	ILS	1,908,244	09/18/25	(23,714)
	USD	1,322,680	ILS	4,693,739	12/17/25	(74,790)
	USD	2,352,750	INR	202,207,099	07/07/25	(5,900)
	USD	1,073,000	INR	92,183,576	07/09/25	(2,169)
	USD	229,289	INR	19,668,041	07/11/25	(83)
	USD	5,773,374	INR	500,997,190	09/17/25	(50,764)
	USD	10,998,574	JPY	1,595,742,465	08/12/25	(138,032)
	USD	4,093,672	JPY	590,307,616	09/17/25	(41,906)
	USD	664,902	JPY	95,651,330	09/18/25	(5,287)
	USD	314,866	JPY	44,643,366	12/17/25	(1,016)
	USD	845,959	KRW	1,152,748,842	07/02/25	(7,649)
	USD	419,531	KRW	573,705,789	07/07/25	(4,635)
	USD	240,147	KRW	326,472,792	07/09/25	(1,263)
	USD	422,913	KRW	575,054,968	07/11/25	(2,371)
	USD	815,583	KRW	1,111,109,936	07/14/25	(6,316)
	USD	4,174,912	KRW	5,702,052,867	09/10/25	(58,029)
	USD	3,026,051	KRW	4,190,555,822	09/17/25	(86,172)
	USD	1,146,124	KRW	1,618,188,071	09/18/25	(55,738)
	USD	1,045,429	KRW	1,407,116,107	12/17/25	(5,248)
	USD	2,603,938	MXN	50,612,648	08/29/25	(76,207)
	USD	4,126,012	MXN	79,695,400	09/17/25	(85,922)
	USD	2,023,190	NOK	20,438,275	09/17/25	(5,514)
	USD	668,209	NOK	6,743,990	12/17/25	(1,448)
	USD	1,214,009	NZD	2,014,993	07/31/25	(15,523)
	USD	12,272,744	NZD	20,254,470	09/17/25	(105,938)
	USD	507,532	NZD	832,125	12/17/25	(2,407)
	USD	7,851,999	PLN	29,227,923	09/17/25	(242,017)
	USD	4,124,172	SEK	39,465,554	09/17/25	(68,831)
	USD	2,089,458	SGD	2,673,785	08/28/25	(22,674)
	USD	595,225	SGD	760,311	09/17/25	(6,163)
	USD	777,960	THB	25,251,644	09/17/25	(3,432)
	USD	677,045	TRY	29,352,413	09/17/25	(10,450)
	USD	410,530	TWD	12,223,521	07/07/25	(9,465)
	USD	821,802	TWD	24,068,530	07/28/25	(10,929)
	USD	2,043,901	TWD	59,629,750	09/17/25	(43,464)
	USD	398,376	ZAR	7,166,738	07/18/25	(5,848)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,017,464	ZAR	36,005,955	09/17/25	$(4,726)

TOTAL						$(4,598,936)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/15/25	$(2,000,000)	$(1,767,318)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/25	(2,000,000)	(1,858,642)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/25	(15,000,000)	(14,351,520)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/25	(2,000,000)	(1,963,862)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(10,000,000)	(7,912,498)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/25	(4,000,000)	(3,718,294)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(8,000,000)	(7,649,374)

(PROCEEDS RECEIVED: $(38,718,359))					$(39,221,508)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	101	09/26/25	$12,897,458	$285,934
10 Year U.S. Treasury Notes	182	09/19/25	20,406,750	103,819
20 Year U.S. Treasury Bonds	160	09/19/25	18,475,000	467,272
30 Year German Euro-Buxl	72	09/08/25	10,070,630	(125,644)
5 Year German Euro-Bund	155	09/08/25	23,763,093	(188,321)
5 Year U.S. Treasury Notes	755	09/30/25	82,295,000	815,630
Australian 10 Year Government Bonds	48	09/15/25	3,620,961	38,602
Australian 3 Year Government Bonds	120	09/15/25	8,509,174	32,551
Canada 10 Year Government Bonds	154	09/18/25	13,796,952	134,237
Euro BTP	15	09/08/25	2,137,980	4,274
Euro-Bobl	121	09/08/25	16,773,169	(57,217)
Euro-Schatz	231	09/08/25	29,183,433	(56,171)
French 10 Year Government Bonds	12	09/08/25	1,750,529	(10,198)
ICE 3M Sonia Bonds	205	03/17/26	67,805,205	95,223
Japan 10 Year Government Bond	10	09/12/25	9,653,831	37,124
Ultra Long U.S. Treasury Bonds	106	09/19/25	12,627,250	259,681

Total				$1,836,796

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(234)	09/30/25	$(48,677,484)	$(130,876)

TOTAL FUTURES CONTRACTS				$1,705,920

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.735%	Citibank NA	07/14/32	MYR 1,950	$13,135	$—	$13,135
3M KLIBOR	3.750	Citibank NA	12/21/32	3,450	24,085	(35,728)	59,813
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	11,407	—	11,407

TOTAL					$48,627	$(35,728)	$84,355

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(a)	1.891%(a)	09/17/25	EUR	470,420	(b)	$(18,065)	$(15)	$(18,050)
13.750%(c)	1M BID Average(c)	01/04/27	BRL	14,680		8,868	2,650	6,218
12M SOFR(a)	3.620(a)	06/30/27		$52,060	(b)	206,850	(29,802)	236,652
Mexico Interbank TIIE
28 Days(d)	8.250(d)	09/15/27	MXN	31,160	(b)	25,065	21,046	4,019
1M CNRR(e)	1.500(e)	09/17/27	CNY	259,650	(b)	31,891	(21,670)	53,561
6M EURO(f)	1.500(a)	09/17/27	EUR	5,070	(b)	(57,872)	(54,380)	(3,492)
12M THOR(e)	1.750(e)	09/17/27	THB	26,080	(b)	9,129	1,954	7,175
8.250(e)	12M CPIBR(e)	09/17/27	COP	13,054,810	(b)	3,562	(21,498)	25,060
3.750(a)	12M SOFR(a)	09/17/27		$69,340	(b)	(533,676)	(171,775)	(361,901)
6M EURO(a)	2.000(a)	09/17/27	EUR	6,110	(b)	31,706	32,219	(513)
3M STIBOR(e)	2.250(a)	09/17/27	SEK	457,430	(b)	350,157	211,830	138,327
6M CDOR(f)	2.500(f)	09/17/27	CAD	1,410	(b)	1,100	181	919
6M CDOR(f)	2.750(f)	09/17/27		68,820	(b)	297,446	178,262	119,184
6M PRIBOR(f)	3.500(a)	09/17/27	CZK	29,850	(b)	(692)	8,377	(9,069)
6M AUDOR(e)	3.500(e)	09/17/27	AUD	9,630	(b)	49,768	36,388	13,380
6M GBP(a)	3.500(a)	09/17/27	GBP	1,280	(b)	(1,044)	(7,788)	6,744
3M LIBOR(a)	3.500(a)	09/17/27		$160	(b)	468	(143)	611
6M GBP(a)	3.750(a)	09/17/27	GBP	48,110	(b)	271,344	34,270	237,074
7.500(e)	3M JIBAR(e)	09/17/27	ZAR	43,220	(b)	(25,336)	(23,808)	(1,528)
2.500(e)	3M KWCDC(e)	09/17/27	KRW	3,892,120	(b)	(7,150)	(3,034)	(4,116)
3M NIBOR(f)	4.250(a)	09/17/27	NOK	441,430	(b)	424,477	170,455	254,022
6M WIBOR(f)	4.750(a)	09/17/27	PLN	9,650	(b)	29,880	15,806	14,074
12M CLICP(f)	5.500(f)	09/17/27	CLP	683,000	(b)	16,347	15,235	1,112
12M MIBOR(f)	6.000(f)	09/17/27	INR	610,730	(b)	61,199	18,766	42,433
6M BUBOR(f)	6.250(a)	09/17/27	HUF	1,449,610	(b)	20,523	40,864	(20,341)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(e)	6M AUDOR(e)	09/17/27	AUD	123,660	(b)	$(1,029,601)	$(888,557)	$(141,044)
0.750(a)	6M JYOR(a)	09/17/27	JPY	3,913,000	(b)	14,542	21,457	(6,915)
4.250(a)	6M WIBOR(f)	09/17/27	PLN	23,480	(b)	(12,146)	(4,885)	(7,261)
6M EURO(e)	2.143%(c)	11/20/27	EUR	210,250	(b)	253,509	(1,611,669)	1,865,178
2.180(c)	6M EURO(f)	11/20/27		210,250	(b)	(166,306)	(1,449,992)	1,283,686
6M EURO(f)	2.500(a)	05/14/28		13,291	(b)	117,476	(209,753)	327,229
12M SOFR(c)	3.368(c)	06/23/28		$67,730	(b)	105,097	4,585	100,512
3.750(a)	6M GBP(a)	09/17/28	GBP	440	(b)	(3,518)	180	(3,698)
1M BID Average(a)	13.250(a)	01/02/29	BRL	24,810		19,827	(12,636)	32,463
6M EURO(f)	2.325(a)	02/25/29	EUR	12,670	(b)	9,507	(859,415)	868,922
3.620(a)	12M SOFR(a)	11/30/29		$58,120	(b)	(609,249)	(42,740)	(566,509)
3.600(a)	12M SOFR(a)	11/30/29		49,750	(b)	(482,525)	55,933	(538,458)
1M BID Average(c)	13.250(c)	01/02/30	BRL	6,200		6,087	(21,382)	27,469
13.250(c)	1M BID Average(c)	01/02/30		6,200		(6,087)	5,304	(11,391)
3.600(a)	12M SOFR(a)	06/23/30		$71,370	(b)	(176,049)	2,173	(178,222)
Mexico Interbank TIIE
28 Days(d)	8.500(d)	09/11/30	MXN	45,620	(b)	81,321	75,346	5,975
1M CNRR(e)	1.500(e)	09/17/30	CNY	564,400	(b)	97,611	(247,972)	345,583
2.000(e)	12M THOR(e)	09/17/30	THB	68,650	(b)	(73,987)	(22,425)	(51,562)
6M EURO(f)	2.000(a)	09/17/30	EUR	14,620	(b)	(231,752)	(221,066)	(10,686)
6M CDOR(f)	2.750(f)	09/17/30	CAD	9,940	(b)	44,062	3,907	40,155
6M GBP(a)	3.750(a)	09/17/30	GBP	14,990	(b)	103,793	(72,646)	176,439
3M NZDOR(e)	3.750(f)	09/17/30	NZD	22,130	(b)	87,962	67,751	20,211
1.000(a)	6M JYOR(a)	09/17/30	JPY	11,776,560	(b)	(253,931)	(199,945)	(53,986)
3M JIBAR(e)	8.000(e)	09/17/30	ZAR	42,970	(b)	62,820	37,155	25,665
12M CPIBR(e)	8.750(e)	09/17/30	COP	5,255,320	(b)	1,906	26,533	(24,627)
12M SOFR(a)	3.845(a)	05/21/32		$11,410	(b)	156,967	(2,802)	159,769
6M JYOR(a)	1.000(a)	09/17/32	JPY	62,000	(b)	(1,368)	(2,338)	970
1.295(a)	6M JYOR(a)	08/02/34		2,162,808	(b)	73,434	(606,984)	680,418
3.750(a)	6M PRIBOR(f)	03/19/35	CZK	19,030		7,281	(170)	7,451
12M SOFR(a)	4.098(a)	06/24/35		$17,370	(b)	64,401	(3,168)	67,569
Mexico Interbank TIIE
28 Days(d)	8.750(d)	09/05/35	MXN	17,690	(b)	41,523	14,733	26,790
6M CHFOR(a)	0.500(a)	09/17/35	CHF	2,930	(b)	(18,689)	3,355	(22,044)
6M EURO(f)	2.000(a)	09/17/35	EUR	2,060	(b)	(130,577)	(127,849)	(2,728)
3M STIBOR(e)	2.750(a)	09/17/35	SEK	36,290	(b)	68,425	26,175	42,250
6M CDOR(f)	3.000(f)	09/17/35	CAD	1,870	(b)	1,475	(11,822)	13,297
3M KWCDC(e)	3.750(e)	09/17/35	KRW	11,720,770	(b)	878,636	825,579	53,057
6M GBP(a)	3.750(a)	09/17/35	GBP	1,720	(b)	(46,458)	(70,315)	23,857
12M SOFR(a)	3.750(a)	09/17/35		$2,610	(b)	15,691	(22,551)	38,242
4.250(a)	3M NIBOR(f)	09/17/35	NOK	60,040	(b)	(243,548)	(121,744)	(121,804)
3M NZDOR(e)	4.250(f)	09/17/35	NZD	11,950	(b)	83,118	71,928	11,190
12M CLICP(f)	5.750(f)	09/17/35	CLP	1,010,150	(b)	53,582	56,377	(2,795)
6M BUBOR(f)	6.750(a)	09/17/35	HUF	109,420	(b)	4,177	2,520	1,657
4.500(f)	6M AUDOR(f)	09/17/35	AUD	1,810	(b)	(42,728)	(34,377)	(8,351)
1.250(a)	6M JYOR(a)	09/17/35	JPY	2,773,000	(b)	(776)	65,248	(66,024)
12M CPIBR(e)	9.250(e)	09/17/35	COP	830,100	(b)	(788)	6,766	(7,554)
3M JIBAR(e)	9.250(e)	09/17/35	ZAR	16,850	(b)	50,934	9,030	41,904
6M JYOR(a)	2.160(a)	08/02/44	JPY	2,435,570	(b)	(534,430)	(772,681)	238,251
6M EURO(f)	2.000(a)	09/17/45	EUR	2,640	(b)	(392,664)	(342,348)	(50,316)
2.000(a)	6M EURO(f)	05/17/53		4,761	(b)	399,288	(47,292)	446,580
2.500(a)	6M EURO(f)	11/10/53		3,817	(b)	117,060	(429,814)	546,874
4.213(a)	12M SOFR(a)	05/21/55		$6,580	(b)	(58,084)	43,131	(101,215)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M JYOR(a)	1.750%(a)	09/17/55	JPY	921,000	(b)	$(691,119)	$(686,125)	$(4,994)
1.750%(a)	6M EURO(f)	09/17/55	EUR	3,890	(b)	948,314	841,984	106,330
6M EURO(a)	2.530(a)	03/19/56		4,360	(b)	(158,183)	(34,274)	(123,909)
2.610(a)	6M EURO(f)	03/19/56		4,360	(b)	178,064	18,696	159,368
2.500(a)	6M EURO(f)	09/17/75		1,520	(b)	86,675	24,111	62,564

TOTAL						$65,947	$(6,417,390)	$6,483,337

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(c)	Payments made at maturity.
(d)	Payments made at monthly.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.041%	JPMorgan Securities, Inc.	12/15/56	$925	$(105,205)	$(114,583)	$9,378

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund	Credit Spread at June 30, 2025	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB 43	(1.000)%	0.587%	06/20/30	EUR	12,382	$(286,594)	$(220,016)	$(66,578)
Next Group PLC, 3.625%, 5/18/28	(1.000)	0.524	06/20/30		939	(25,237)	(16,254)	(8,983)
Protection Sold:
CDX.NA.IG Index 43	1.000	0.453	12/20/29		$78,409	1,789,703	1,552,565	237,138
CDX.NA.IG Index 44	1.000	0.510	06/20/30		3,385	76,002	48,931	27,071
ICE CD ITXEB 43	1.000	0.545	06/20/30	EUR	13,893	354,729	294,922	59,807
Republic of Chile, 3.240%, 02/06/28	1.000	0.538	06/20/30		$1,250	26,743	22,916	3,827
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.777	06/20/30		1,740	18,062	9,445	8,617
Republic of Peru, 8.750%, 11/21/33	1.000	0.822	06/20/30		1,150	9,622	5,727	3,895

TOTAL						$1,963,030	$1,698,236	$264,794

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	5,680,000	$5,680,000	$27,402	$71,878	$(44,476)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	5,740,000	5,740,000	35,802	77,964	(42,162)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	5,740,000	42,208	86,276	(44,068)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	14,390,000	14,390,000	109,859	97,661	12,198
9M IRS	BNP Paribas SA	2.450	03/24/2026	3,060,000	3,060,000	41,036	48,419	(7,383)

Total purchased option contracts				34,610,000	$34,610,000	$256,307	$382,198	$(125,891)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(1,670,000)	(1,670,000)	(11,297)	(71,743)	60,446
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(1,690,000)	(1,690,000)	(12,883)	(78,062)	65,179
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	(1,690,000)	(22,525)	(86,344)	63,819
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,340,000)	(1,340,000)	(58,377)	(97,534)	39,157
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,280,000)	(1,280,000)	(38,350)	(48,238)	9,888
1M IRS	BofA Securities LLC	2.582	07/16/2025	(3,830,000)	(3,830,000)	(16,751)	(29,675)	12,924
1M IRS	Citibank NA	2.606	07/30/2025	(3,780,000)	(3,780,000)	(27,789)	(28,052)	263
1M IRS	Citibank NA	3.692	07/30/2025	(4,230,000)	(4,230,000)	(37,394)	(35,067)	(2,327)
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(4,340,000)	(4,340,000)	(96,179)	(36,890)	(59,289)
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(4,290,000)	(4,290,000)	(86,571)	(37,323)	(49,248)
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(3,810,000)	(3,810,000)	(13,873)	(28,012)	14,139
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(3,880,000)	(3,880,000)	(14,845)	(28,367)	13,522
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(4,270,000)	(4,270,000)	(49,375)	(37,469)	(11,906)

				(40,100,000)	$(40,100,000)	$(486,209)	$(642,776)	$156,567

Puts
1M IRS	BofA Securities LLC	2.582	07/16/2025	(3,830,000)	(3,830,000)	(26,509)	(29,675)	3,166
1M IRS	Citibank NA	2.606	07/30/2025	(3,780,000)	(3,780,000)	(29,403)	(28,052)	(1,351)
1M IRS	Citibank NA	3.692	07/30/2025	(4,230,000)	(4,230,000)	(33,858)	(35,067)	1,209
1M IRS	Deutsche Bank AG (London)	3.946	07/09/2025	(4,340,000)	(4,340,000)	(905)	(36,890)	35,985
1M IRS	Deutsche Bank AG (London)	3.913	07/16/2025	(4,290,000)	(4,290,000)	(4,064)	(37,323)	33,259
1M IRS	Deutsche Bank AG (London)	2.539	07/23/2025	(3,810,000)	(3,810,000)	(41,378)	(28,012)	(13,366)
1M IRS	MS & Co. Int. PLC	2.596	07/09/2025	(3,880,000)	(3,880,000)	(18,326)	(28,367)	10,041
1M IRS	MS & Co. Int. PLC	3.768	07/23/2025	(4,270,000)	(4,270,000)	(18,887)	(37,469)	18,582

				(32,430,000)	$(32,430,000)	$(173,330)	$(260,855)	$87,525

Total written option contracts				(72,530,000)	$(72,530,000)	$(659,539)	$(903,631)	$244,092

TOTAL				(37,920,000)	$(37,920,000)	$(403,232)	$(521,433)	$118,201

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 76.0%
Advertising(a)(b) – 0.3%
Clear Channel Outdoor Holdings, Inc.
	$40,000	7.750%		04/15/28	$ 37,853
	309,000	7.875		04/01/30	318,919

					356,772

Aerospace & Defense – 1.6%
Boeing Co.
	858,000	6.298	(a)	05/01/29	907,138
	90,000	5.150	(a)	05/01/30	91,654
	25,000	3.250	(a)	02/01/35	21,048
	90,000	5.805	(a)	05/01/50	86,342
Bombardier, Inc.
	120,000	7.000	(a)(b)	06/01/32	125,016
	55,000	6.750	(a)(b)	06/15/33	56,972
Howmet Aerospace, Inc.
	180,000	5.950		02/01/37	191,450
TransDigm, Inc.
	465,000	4.625	(a)	01/15/29	456,146
	220,000	4.875	(a)	05/01/29	215,963

					2,151,729

Agriculture – 0.6%
BAT Capital Corp.(a)
	578,000	6.000		02/20/34	609,108
MHP Lux SA
	200,000	6.950		04/03/26	186,000

					795,108

Airlines(b) – 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750		04/20/29	280,652
OneSky Flight LLC(a)
	250,000	8.875		12/15/29	260,225
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
	265,000	7.875	(a)	05/01/27	266,712
	115,000	9.500	(a)	06/01/28	118,119

					925,708

Apparel(a)(b) – 0.5%
Beach Acquisition Bidco LLC
EUR	100,000	5.250		07/15/32	118,712
(PIK 10.750%, Cash 10.000%)
	$200,000	10.000	(c)	07/15/33	208,020
Champ Acquisition Corp.
	375,000	8.375		12/01/31	399,847

					726,579

Automotive(a) – 1.7%
Clarios Global LP/Clarios U.S. Finance Co.(b)
	280,000	6.750		02/15/30	291,155
Dealer Tire LLC/DT Issuer LLC(b)
	443,000	8.000		02/01/28	426,799
Ford Motor Credit Co. LLC
	200,000	5.850		05/17/27	201,574
Forvia SE
EUR	100,000	2.375		06/15/29	108,211
General Motors Co.
	$84,000	6.125		10/01/25	84,174

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
General Motors Financial Co., Inc.
	$365,000	5.650%		01/17/29	$ 372,968
Hyundai Capital America(b)
	370,000	6.200		09/21/30	391,164
Phinia, Inc.
	105,000	6.750	(b)	04/15/29	108,274
	90,000	6.625	(b)	10/15/32	91,381
Schaeffler AG
EUR	100,000	4.750		08/14/29	119,389
ZF Europe Finance BV
	100,000	6.125		03/13/29	115,650

					2,310,739

Banks – 12.8%
Banco do Brasil SA(a)(d) (10 yr. CMT + 4.398%)
	$200,000	8.748		10/15/25	201,470
Banco Mercantil del Norte SA (10 yr. CMT + 4.299%)
	450,000	8.750	(a)(b)(d)	05/20/35	454,725
(10 yr. CMT + 5.353%)
	400,000	7.625	(a)(d)	01/10/28	401,600
Banco Santander SA
	600,000	2.749		12/03/30	534,444
	400,000	6.921		08/08/33	433,344
Bank of America Corp. (3 mo. USD Term SOFR + 1.252%)
	345,000	2.496	(a)(d)	02/13/31	315,175
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970	(a)(d)	03/05/29	281,797
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271	(a)(d)	07/23/29	339,058
(5 yr. CMT + 3.231%)
	325,000	6.125	(a)(d)	04/27/27	330,437
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651	(a)(d)	03/11/32	372,184
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898	(a)(d)	07/23/31	412,801
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202	(a)(d)	04/25/29	153,294
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592	(a)(d)	04/29/31	470,942
Bank of New York Mellon Corp. (5 yr. CMT + 2.297%)
	125,000	6.300	(a)(d)	03/20/30	128,699
(Secured Overnight Financing Rate + 1.755%)
	15,000	4.596	(a)(d)	07/26/30	15,159
Barclays PLC
	250,000	4.337	(a)	01/10/28	249,252
(5 yr. CMT + 5.431%)
	205,000	8.000	(a)(d)	03/15/29	215,096
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a)(d) (5 yr. CMT + 2.650%)
	200,000	5.125		01/18/33	192,376
Citigroup, Inc.
	635,000	4.125		07/25/28	630,606
(5 yr. CMT + 2.572%)
	330,000	6.750	(a)(d)	02/15/30	332,290

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(5 yr. CMT + 3.417%)
$260,000	3.875	%(a)(d)	02/18/26	$ 256,612
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(d)	11/05/30	346,087
Citizens Financial Group, Inc.(a)(d) (5 yr. CMT + 5.313%)
150,000	5.650		10/06/25	149,915
Commerzbank AG(a)(d) (1 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
200,000	7.500		10/09/30	203,432
Fifth Third Bancorp(a)(d) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	351,977
JPMorgan Chase & Co. (3 mo. USD Term SOFR + 1.207%)
285,000	3.509	(a)(d)	01/23/29	279,149
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956	(a)(d)	05/13/31	309,664
(5 yr. CMT + 2.152%)
240,000	6.500	(a)(d)	04/01/30	247,622
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586	(a)(d)	04/26/33	757,289
M&T Bank Corp. (5 yr. CMT + 2.679%)
360,000	3.500	(a)(d)	09/01/26	347,828
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053	(a)(d)	01/27/34	468,336
Macquarie Bank Ltd.(a)(b)(d) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	563,074
Morgan Stanley (3 mo. USD Term SOFR + 1.890%)
280,000	4.431	(a)(d)	01/23/30	279,359
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794	(a)(d)	02/13/32	346,405
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699	(a)(d)	01/22/31	691,245
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164	(a)(d)	04/20/29	127,458
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210	(a)(d)	04/20/28	149,631
PNC Financial Services Group, Inc.(a)(d) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	519,690
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	502,465
State Street Corp. (5 yr. CMT + 2.135%)
140,000	6.450	(a)(d)	09/15/30	142,115
(5 yr. CMT + 2.613%)
245,000	6.700	(a)(d)	03/15/29	255,307
Truist Financial Corp. (10 yr. CMT + 4.349%)
561,000	5.100	(a)(d)	03/01/30	555,362
(5 yr. CMT + 3.003%)
255,000	6.669	(a)(d)	09/01/25	256,005
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047	(a)(d)	06/08/27	25,334
U.S. Bancorp(a)(d) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	273,919

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG (1 yr. CMT + 1.100%)
$435,000	2.746	%(a)(b)(d)	02/11/33	$ 379,620
(5 yr. CMT + 4.745%)
200,000	9.250	(a)(b)(d)	11/13/28	218,008
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125	(a)(b)(d)	08/10/34	238,625
Walker & Dunlop, Inc.(a)(b)
115,000	6.625		04/01/33	118,497
Wells Fargo & Co.
95,000	4.150	(a)	01/24/29	94,702
(5 yr. CMT + 2.767%)
210,000	6.850	(a)(d)	09/15/29	220,252
(5 yr. CMT + 3.453%)
260,000	3.900	(a)(d)	03/15/26	257,639
(5 yr. CMT + 3.606%)
400,000	7.625	(a)(d)	09/15/28	430,092
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(a)(d)	07/25/33	389,957
Yapi ve Kredi Bankasi AS(a)(b)(d) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	207,602

				17,425,023

Beverages(a) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	380,527
Constellation Brands, Inc.
100,000	3.150		08/01/29	95,001
Keurig Dr. Pepper, Inc.
421,000	3.200		05/01/30	396,885

				872,413

Biotechnology(a) – 0.4%
Amgen, Inc.
115,000	5.250		03/02/30	118,539
375,000	5.250		03/02/33	384,067

				502,606

Building Materials(a) – 1.5%
Carrier Global Corp.
410,000	2.722		02/15/30	381,394
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900		12/01/32	271,210
Quikrete Holdings, Inc.
175,000	6.375	(b)	03/01/32	180,063
195,000	6.750	(b)	03/01/33	201,148
Smyrna Ready Mix Concrete LLC(b)
472,000	8.875		11/15/31	495,180
Standard Building Solutions, Inc.(b)
265,000	6.500		08/15/32	271,288
Standard Industries, Inc.(b)
230,000	4.375		07/15/30	217,686

				2,017,969

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – 1.7%
Avient Corp.(b)
	$180,000	7.125%		08/01/30	$ 185,585
Axalta Coating Systems LLC(b)
	325,000	3.375		02/15/29	307,430
Celanese U.S. Holdings LLC
	60,000	6.500		04/15/30	61,385
	85,000	6.750		04/15/33	85,873
Chemours Co.
	315,000	4.625	(b)	11/15/29	274,567
	50,000	8.000	(b)	01/15/33	46,785
Ingevity Corp.(b)
	190,000	3.875		11/01/28	181,053
International Flavors & Fragrances, Inc.(b)
	266,000	2.300		11/01/30	235,258
Methanex U.S. Operations, Inc.(b)
	125,000	6.250		03/15/32	124,578
Minerals Technologies, Inc.(b)
	325,000	5.000		07/01/28	319,819
Olympus Water U.S. Holding Corp.(b)
	245,000	7.250		06/15/31	249,971
WR Grace Holdings LLC(b)
	230,000	5.625		08/15/29	208,214

					2,280,518

Commercial Services – 2.6%
Adani Ports & Special Economic Zone Ltd.(a)
	350,000	4.000		07/30/27	337,444
Alarm.com Holdings, Inc.(e)
	15,000	0.000		01/15/26	14,550
APi Group DE, Inc.
	365,000	4.125	(a)(b)	07/15/29	348,082
	50,000	4.750	(a)(b)	10/15/29	49,144
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)
	65,000	8.375		06/15/32	68,006
Belron U.K. Finance PLC(a)(b)
	205,000	5.750		10/15/29	206,480
CoStar Group, Inc.(a)(b)
	75,000	2.800		07/15/30	67,728
Garda World Security Corp.
	75,000	7.750	(a)(b)	02/15/28	77,589
	95,000	8.250	(a)(b)	08/01/32	97,628
	100,000	8.375	(a)(b)	11/15/32	102,738
GXO Logistics, Inc.(a)
	471,000	2.650		07/15/31	409,906
Herc Holdings, Inc.(a)(b)
	165,000	7.000		06/15/30	172,755
Hertz Corp.(a)(b)
	107,000	12.625		07/15/29	111,902
Quanta Services, Inc.(a)
	61,000	2.900		10/01/30	56,277
Verisure Midholding AB(a)
EUR	380,000	5.250		02/15/29	449,801
Veritiv Operating Co.(a)(b)
	$10,000	10.500		11/30/30	10,831
VT Topco, Inc.(a)(b)
	411,000	8.500		08/15/30	436,519

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Wand NewCo 3, Inc.(a)(b)
	$437,000	7.625%	01/30/32	$ 459,401

				3,476,781

Computers(a) – 1.6%
Ahead DB Holdings LLC(b)
	458,000	6.625	05/01/28	459,173
Atos SE(f)
EUR	200,000	9.000	12/18/29	262,782
CACI International, Inc.(b)
	$100,000	6.375	06/15/33	103,301
Dell International LLC/EMC Corp.
	71,000	6.020	06/15/26	71,681
	270,000	5.300	10/01/29	277,806
Diebold Nixdorf, Inc.(b)
	240,000	7.750	03/31/30	255,386
KBR, Inc.(b)
	110,000	4.750	09/30/28	105,766
McAfee Corp.(b)
	420,000	7.375	02/15/30	396,484
Virtusa Corp.(b)
	254,000	7.125	12/15/28	242,001

				2,174,380

Cosmetics & Personal Care(a) – 0.1%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	85,816

Diversified Financial Services(a) – 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	175,000	6.500	07/15/25	175,108
AG Issuer LLC(b)
	350,000	6.250	03/01/28	350,861
AG TTMT Escrow Issuer LLC(b)
	45,000	8.625	09/30/27	46,624
Ally Financial, Inc.(d) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	264,889
Aviation Capital Group LLC(b)
	75,000	1.950	01/30/26	73,817
Capital One Financial Corp.(d) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	288,185
Charles Schwab Corp.(d) (5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	264,685
Credit Acceptance Corp.(b)
	175,000	6.625	03/15/30	177,473
Focus Financial Partners LLC(b)
	192,000	6.750	09/15/31	196,040
Freedom Mortgage Holdings LLC(b)
	340,000	9.250	02/01/29	353,073
Jane Street Group/JSG Finance, Inc.(b)
	250,000	6.125	11/01/32	252,210
Midcap Financial Issuer Trust(b)
	463,000	6.500	05/01/28	458,754
Nationstar Mortgage Holdings, Inc.(b)
	200,000	5.500	08/15/28	199,770
Navient Corp.
	300,000	5.500	03/15/29	293,889

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
OneMain Finance Corp.
$250,000	4.000%		09/15/30	$ 230,640
445,000	7.125		09/15/32	460,655
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)
160,000	6.375		02/01/27	160,946
PennyMac Financial Services, Inc.(b)
190,000	6.875		05/15/32	194,459
Rocket Cos., Inc.
205,000	6.125	(b)	08/01/30	208,909
180,000	6.375	(b)	08/01/33	184,212
SLM Corp.
105,000	6.500		01/31/30	110,026
Stonex Escrow Issuer LLC(b)
110,000	6.875		07/15/32	111,154
StoneX Group, Inc.(b)
130,000	7.875		03/01/31	136,293
United Wholesale Mortgage LLC
265,000	5.500	(b)	11/15/25	264,841
210,000	5.500	(b)	04/15/29	204,070
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
125,000	7.500		06/15/31	131,161

				5,792,744

Electrical(a) – 2.0%
AES Panama Generation Holdings SRL
376,335	4.375		05/31/30	342,465
American Electric Power Co., Inc.
325,000	2.300		03/01/30	293,456
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
265,000	6.375		02/15/32	264,958
Lightning Power LLC(b)
195,000	7.250		08/15/32	205,232
NextEra Energy Capital Holdings, Inc. (5 yr. CMT + 1.979%)
180,000	6.500	(d)	08/15/55	184,680
(5 yr. CMT + 2.053%)
125,000	6.375	(d)	08/15/55	127,861
NRG Energy, Inc.(b)
305,000	5.750		07/15/29	305,387
Pacific Gas & Electric Co.
25,000	2.100		08/01/27	23,688
355,000	2.500		02/01/31	308,151
Pike Corp.(b)
445,000	5.500		09/01/28	444,408
Vistra Operations Co. LLC(b)
60,000	4.300		07/15/29	59,155
XPLR Infrastructure Operating Partners LP(b)
165,000	7.250		01/15/29	169,161

				2,728,602

Electronics(a)(b) – 0.3%
Imola Merger Corp.
375,000	4.750		05/15/29	362,494

Engineering & Construction(a) – 1.1%
Aeropuerto Internacional de Tocumen SA(b)
210,000	4.000		08/11/41	158,288

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Arcosa, Inc.
	$190,000	4.375	%(b)	04/15/29	$ 183,496
	60,000	6.875	(b)	08/15/32	62,186
Global Infrastructure Solutions, Inc.
	280,000	5.625	(b)	06/01/29	278,118
	85,000	7.500	(b)	04/15/32	86,554
IHS Holding Ltd.(b)
	460,000	8.250		11/29/31	464,315
Mexico City Airport Trust
	400,000	5.500		10/31/46	330,350

					1,563,307

Entertainment(a)(b) – 1.3%
AMC Entertainment Holdings, Inc.
	158,000	7.500		02/15/29	124,520
Caesars Entertainment, Inc.
	436,000	4.625		10/15/29	416,149
	130,000	6.000		10/15/32	127,414
Cinemark USA, Inc.
	311,000	5.250		07/15/28	309,697
	85,000	7.000		08/01/32	88,324
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
	262,000	6.625		02/01/33	262,540
SeaWorld Parks & Entertainment, Inc.
	290,000	5.250		08/15/29	283,611
Vail Resorts, Inc.
	145,000	5.625		07/15/30	145,000

					1,757,255

Environmental(a)(b) – 0.9%
GFL Environmental, Inc.
	340,000	4.000		08/01/28	329,684
Luna 2 5SARL
EUR	100,000	5.500		07/01/32	120,073
Madison IAQ LLC
	$265,000	4.125		06/30/28	257,249
Waste Pro USA, Inc.
	480,000	7.000		02/01/33	499,215

					1,206,221

Food & Drug Retailing – 2.3%
Chobani Holdco II LLC(a)(b)(c) (PIK 9.500%, Cash 8.750%)
	41,678	8.750		10/01/29	44,691
Fiesta Purchaser, Inc.(a)(b)
	183,000	9.625		09/15/32	193,570
J.M. Smucker Co.(a)
	626,000	6.200		11/15/33	672,080
Kraft Heinz Foods Co.
	155,000	6.875		01/26/39	171,655
	351,000	5.500	(a)	06/01/50	327,795
Mars, Inc.
	325,000	4.800	(a)(b)	03/01/30	329,245
	300,000	5.000	(a)(b)	03/01/32	304,011
	400,000	5.200	(a)(b)	03/01/35	404,708
Post Holdings, Inc.(a)(b)
	363,000	6.375		03/01/33	366,412
U.S. Foods, Inc.(a)(b)
	205,000	4.625		06/01/30	199,668

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
United Natural Foods, Inc.(a)(b)
	$180,000	6.750%		10/15/28	$ 177,806

					3,191,641

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300		02/15/30	110,031

Healthcare Providers & Services(a) – 1.9%
CAB SELAS
EUR	150,000	3.375	(b)	02/01/28	168,210
	100,000	3.375		02/01/28	112,140
DaVita, Inc.
	$305,000	3.750	(b)	02/15/31	277,376
	205,000	6.750	(b)	07/15/33	211,656
LifePoint Health, Inc.
	210,000	5.375	(b)	01/15/29	195,907
	140,000	11.000	(b)	10/15/30	154,714
Medline Borrower LP
	400,000	3.875	(b)	04/01/29	384,056
	275,000	5.250	(b)	10/01/29	272,882
Molina Healthcare, Inc.(b)
	235,000	6.250		01/15/33	239,197
Prime Healthcare Services, Inc.(b)
	150,000	9.375		09/01/29	148,871
Select Medical Corp.(b)
	325,000	6.250		12/01/32	326,963
Tenet Healthcare Corp.
	155,000	6.125		06/15/30	157,691

					2,649,663

Home Builders(a) – 0.4%
KB Home
	185,000	7.250		07/15/30	191,397
LGI Homes, Inc.(b)
	294,000	4.000		07/15/29	262,874
New Home Co., Inc.(b)
	140,000	8.500		11/01/30	142,607

					596,878

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc.
	120,000	8.250		06/30/31	108,974

Housewares(a) – 0.3%
Newell Brands, Inc.
	90,000	8.500	(b)	06/01/28	94,775
	45,000	6.375		05/15/30	43,761
	75,000	6.625		05/15/32	71,742
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	229,315

					439,593

Insurance(a) – 3.0%
Acrisure LLC/Acrisure Finance, Inc.
	70,000	8.250	(b)	02/01/29	72,410
	200,000	4.250	(b)	02/15/29	192,250
	445,000	6.000	(b)	08/01/29	433,844
	110,000	6.750	(b)	07/01/32	111,550

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	$345,000	6.750	%(b)	10/15/27	$ 345,579
	85,000	7.375	(b)	10/01/32	87,705
American International Group, Inc.
	305,000	3.400		06/30/30	290,198
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(b)
	310,000	7.875		11/01/29	317,133
Ardonagh Group Finance Ltd.(b)
	740,000	8.875		02/15/32	778,694
AssuredPartners, Inc.(b)
	110,000	5.625		01/15/29	109,981
BroadStreet Partners, Inc.(b)
	510,000	5.875		04/15/29	504,089
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	59,869
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
	340,000	8.125		02/15/32	353,692
HUB International Ltd.(b)
	115,000	7.375		01/31/32	120,303
MetLife, Inc.(d) (5 yr. CMT + 2.078%)
	80,000	6.350		03/15/55	82,133
Ryan Specialty LLC(b)
	135,000	5.875		08/01/32	135,965
USI, Inc.(b)
	90,000	7.500		01/15/32	94,981

					4,090,376

Internet(a) – 1.1%
ANGI Group LLC(b)
	194,000	3.875		08/15/28	181,161
Expedia Group, Inc.
	72,000	4.625		08/01/27	72,286
	326,000	2.950		03/15/31	296,973
Gen Digital, Inc.(b)
	125,000	6.250		04/01/33	128,501
Match Group Holdings II LLC
	145,000	5.625	(b)	02/15/29	143,898
	110,000	3.625	(b)	10/01/31	98,255
Meta Platforms, Inc.
	80,000	5.750		05/15/63	80,714
Prosus NV(b)
EUR	120,000	2.031		08/03/32	125,699
Snap, Inc.(b)
	80,000	6.875		03/01/33	82,045
United Group BV
EUR	175,000	4.625	(b)	08/15/28	204,068
(3 mo. EUR EURIBOR + 4.250%)
	110,000	6.393	(d)	02/15/31	129,574

					1,543,174

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$145,000	10.000		11/15/29	143,533

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(a)(b) – (continued)
JAB Holdings BV
$250,000	2.200%		11/23/30	$ 215,282

				358,815

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc.
120,000	6.875	(b)	11/01/29	118,165
95,000	7.500	(b)	09/15/31	91,631
Metinvest BV
200,000	8.500		04/23/26	179,000

				388,796

Leisure Time(a)(b) – 0.9%
Carnival Corp.
60,000	7.000		08/15/29	63,236
240,000	5.750		03/15/30	244,190
200,000	6.125		02/15/33	204,444
MajorDrive Holdings IV LLC
315,000	6.375		06/01/29	249,086
NCL Corp. Ltd.
210,000	6.750		02/01/32	214,526
Royal Caribbean Cruises Ltd.
250,000	5.625		09/30/31	251,545
65,000	6.250		03/15/32	66,815

				1,293,842

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc.(b)
435,000	7.250		10/01/29	451,469
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
350,000	5.000		06/01/29	336,479
Marriott International, Inc.
75,000	5.000		10/15/27	76,225
185,000	4.900		04/15/29	188,160
58,000	4.875		05/15/29	58,833

				1,111,166

Machinery - Construction & Mining(a)(b) – 0.3%
Terex Corp.
105,000	6.250		10/15/32	105,228
Vertiv Group Corp.
255,000	4.125		11/15/28	248,543

				353,771

Machinery-Diversified(a) – 0.6%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC(b)
225,000	9.000		02/15/29	235,208
Otis Worldwide Corp.
245,000	2.565		02/15/30	225,971
TK Elevator Holdco GmbH(b)
428,000	7.625		07/15/28	428,360

				889,539

Media – 2.6%
AMC Networks, Inc.(a)(b)
80,000	10.250		01/15/29	82,975

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
$520,000	4.750	%(a)(b)	03/01/30	$ 504,015
575,000	4.750	(a)(b)	02/01/32	545,060
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
170,000	3.750		02/15/28	166,699
CSC Holdings LLC
200,000	5.750	(a)(b)	01/15/30	99,000
210,000	3.375	(a)(b)	02/15/31	145,217
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
470,000	5.875		08/15/27	468,393
DISH DBS Corp.
110,000	5.250	(a)(b)	12/01/26	99,852
14,000	5.750	(a)(b)	12/01/28	12,131
7,000	5.125		06/01/29	4,665
DISH Network Corp.(a)(b)
170,000	11.750		11/15/27	175,032
GCI LLC(a)(b)
440,000	4.750		10/15/28	425,533
iHeartCommunications, Inc.(a)(b)
232,000	10.875		05/01/30	113,692
Sinclair Television Group, Inc.(a)(b)
170,000	5.125		02/15/27	163,727
Sirius XM Radio LLC(a)(b)
635,000	3.875		09/01/31	564,235

				3,570,226

Mining(a)(b) – 0.0%
Novelis Corp.
70,000	6.875		01/30/30	72,379

Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc.(a)(b)
50,000	6.375		03/15/33	50,797
Axon Enterprise, Inc.
80,000	6.125	(a)(b)	03/15/30	82,300
80,000	6.250	(a)(b)	03/15/33	82,643
General Electric Co.
95,000	5.875		01/14/38	101,359
Hillenbrand, Inc.
84,000	6.250	(a)	02/15/29	85,553
235,000	3.750	(a)	03/01/31	210,657

				613,309

Oil Field Services – 4.5%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
95,000	7.500		10/01/29	99,535
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
170,000	6.625		09/01/32	173,288
Aris Water Holdings LLC(a)(b)
160,000	7.250		04/01/30	164,930
Cenovus Energy, Inc.
11,000	6.750		11/15/39	11,794
Chord Energy Corp.(a)(b)
195,000	6.750		03/15/33	199,501
Civitas Resources, Inc.
55,000	8.375	(a)(b)	07/01/28	56,383
100,000	9.625	(a)(b)	06/15/33	102,492

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
CNX Resources Corp.(a)(b)
$175,000	7.250%		03/01/32	$ 181,412
Crescent Energy Finance LLC
50,000	7.625	(a)(b)	04/01/32	48,838
485,000	7.375	(a)(b)	01/15/33	464,140
Ecopetrol SA (a)
240,000	6.875		04/29/30	237,120
Expand Energy Corp.(a)
180,000	4.750		02/01/32	174,787
Kodiak Gas Services LLC(a)(b)
148,000	7.250		02/15/29	153,208
Marathon Petroleum Corp.(a)
50,000	3.800		04/01/28	49,305
Matador Resources Co.
230,000	6.875	(a)(b)	04/15/28	234,616
110,000	6.500	(a)(b)	04/15/32	109,994
191,000	6.250	(a)(b)	04/15/33	189,900
MEG Energy Corp.(a)(b)
215,000	5.875		02/01/29	214,740
Murphy Oil Corp.(a)
142,000	6.000		10/01/32	135,653
Noble Finance II LLC(a)(b)
350,000	8.000		04/15/30	356,440
Permian Resources Operating LLC
83,000	5.875	(a)(b)	07/01/29	83,304
79,000	7.000	(a)(b)	01/15/32	81,887
115,000	6.250	(a)(b)	02/01/33	116,056
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
431,000	7.875		11/01/28	451,192
SM Energy Co.
90,000	6.750	(a)(b)	08/01/29	89,693
140,000	7.000	(a)(b)	08/01/32	138,113
Sunoco LP
190,000	7.000	(a)(b)	05/01/29	197,877
145,000	7.250	(a)(b)	05/01/32	152,283
35,000	6.250	(a)(b)	07/01/33	35,578
TechnipFMC PLC(a)(b)
375,000	6.500		02/01/26	374,336
Tidewater, Inc.(a)(b)
110,000	9.125		07/15/30	113,162
Transocean Poseidon Ltd.(a)(b)
57,750	6.875		02/01/27	57,846
Transocean Titan Financing Ltd.(a)(b)
63,334	8.375		02/01/28	64,781
Transocean, Inc.
100,000	8.250	(a)(b)	05/15/29	92,580
24,800	8.750	(a)(b)	02/15/30	25,563
105,000	8.500	(a)(b)	05/15/31	93,651
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
165,000	7.125		03/15/29	169,132
Wildfire Intermediate Holdings LLC(a)(b)
95,000	7.500		10/15/29	94,311
YPF SA(a)(b)
330,000	8.250		01/17/34	331,914

				6,121,335

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a)(b) – 0.7%
ARD Finance SA(c) (PIK 7.250%, Cash 6.500%)
$434,894	6.500%		06/30/27	$ 17,996
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250		08/15/27	89,166
Efesto Bidco SpA Efesto U.S. LLC
290,000	7.500		02/15/32	294,469
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
350,000	6.000		09/15/28	350,000
LABL, Inc.
180,000	8.625		10/01/31	153,900

				905,531

Pharmaceuticals(a) – 1.0%
1261229 BC Ltd.(b)
200,000	10.000		04/15/32	201,792
AdaptHealth LLC
220,000	6.125	(b)	08/01/28	220,134
95,000	4.625	(b)	08/01/29	89,571
65,000	5.125	(b)	03/01/30	61,806
Bausch Health Cos., Inc.(b)
60,000	5.000		01/30/28	48,586
Opal Bidco SAS(b)
485,000	6.500		03/31/32	494,351
Teva Pharmaceutical Finance Netherlands IV BV
200,000	5.750		12/01/30	202,910

				1,319,150

Pipelines(a) – 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
155,000	6.625		02/01/32	160,107
Blue Racer Midstream LLC/Blue Racer Finance Corp.
55,000	7.000	(b)	07/15/29	57,426
55,000	7.250	(b)	07/15/32	58,287
Buckeye Partners LP
185,000	6.875	(b)	07/01/29	191,604
85,000	6.750	(b)	02/01/30	88,256
Cheniere Energy Partners LP
40,000	5.950		06/30/33	41,740
CNX Midstream Partners LP(b)
145,000	4.750		04/15/30	137,219
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036		11/15/33	362,198
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500		06/15/31	676,520
Delek Logistics Partners LP/Delek Logistics Finance Corp.
140,000	8.625	(b)	03/15/29	145,361
255,000	7.375	(b)	06/30/33	253,870
Energy Transfer LP
385,000	5.250		04/15/29	394,221
Excelerate Energy LP(b)
190,000	8.000		05/15/30	200,233
Genesis Energy LP/Genesis Energy Finance Corp.
129,000	7.750		02/01/28	130,908
220,000	7.875		05/15/32	228,793
Global Partners LP/GLP Finance Corp.
440,000	6.875		01/15/29	447,792

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Howard Midstream Energy Partners LLC
$120,000	8.875	%(b)	07/15/28	$ 125,950
115,000	7.375	(b)	07/15/32	120,949
Kinetik Holdings LP
70,000	6.625	(b)	12/15/28	71,593
265,000	5.875	(b)	06/15/30	267,343
MPLX LP
105,000	4.000		03/15/28	103,938
365,000	2.650		08/15/30	330,427
NuStar Logistics LP
285,000	6.375		10/01/30	295,314
ONEOK, Inc.
275,000	6.350		01/15/31	293,983
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800		09/15/30	382,352
Prairie Acquiror LP(b)
255,000	9.000		08/01/29	265,774
Rockies Express Pipeline LLC(b)
150,000	6.750		03/15/33	156,646
Summit Midstream Holdings LLC(b)
405,000	8.625		10/31/29	413,027
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
140,000	7.375	(b)	02/15/29	143,854
75,000	6.000	(b)	12/31/30	73,643
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875		02/01/31	391,639
197,000	4.000		01/15/32	183,340
TransMontaigne Partners LLC(b)
460,000	8.500		06/15/30	478,667
Venture Global LNG, Inc.
278,000	8.125	(b)	06/01/28	287,113
30,000	9.500	(b)	02/01/29	32,691
150,000	7.000	(b)	01/15/30	151,801
Venture Global Plaquemines LNG LLC
145,000	6.500		01/15/34	145,000
145,000	6.750		01/15/36	145,000

				8,434,579

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750		01/15/29	140,469

Real Estate Investment Trust(a) – 1.3%
Agree LP
25,000	2.900		10/01/30	23,071
Iron Mountain Information Management Services, Inc.(b)
318,000	5.000		07/15/32	305,045
MPT Operating Partnership LP/MPT Finance Corp.(b)
10,000	8.500		02/15/32	10,471
Prologis LP
25,000	1.750		07/01/30	21,965
Realty Income Corp.
60,000	4.000		07/15/29	59,226
355,000	2.850		12/15/32	310,820
Regency Centers LP
60,000	2.950		09/15/29	56,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
RHP Hotel Properties LP/RHP Finance Corp.(b)
$45,000	6.500%		06/15/33	$ 46,330
Starwood Property Trust, Inc.(b)
215,000	6.500		07/01/30	222,151
Trust Fibra Uno
200,000	4.869		01/15/30	189,410
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
200,000	4.750		04/15/28	195,894
WP Carey, Inc.
60,000	3.850		07/15/29	58,408
25,000	2.400		02/01/31	21,996
XHR LP(b)
277,000	4.875		06/01/29	268,466

				1,790,003

Retailing(a) – 1.9%
Asbury Automotive Group, Inc.
220,000	4.625	(b)	11/15/29	212,423
55,000	5.000	(b)	02/15/32	52,385
Cougar JV Subsidiary LLC(b)
90,000	8.000		05/15/32	95,971
Foundation Building Materials, Inc.(b)
270,000	6.000		03/01/29	247,884
Group 1 Automotive, Inc.
110,000	4.000	(b)	08/15/28	106,306
45,000	6.375	(b)	01/15/30	46,313
GYP Holdings III Corp.(b)
180,000	4.625		05/01/29	180,419
Ken Garff Automotive LLC(b)
290,000	4.875		09/15/28	286,610
LCM Investments Holdings II LLC(b)
410,000	4.875		05/01/29	398,651
Penske Automotive Group, Inc.
290,000	3.750		06/15/29	275,367
QXO Building Products, Inc.(b)
125,000	6.750		04/30/32	129,054
Sonic Automotive, Inc.
185,000	4.625	(b)	11/15/29	179,381
75,000	4.875	(b)	11/15/31	71,248
Staples, Inc.
50,000	10.750	(b)	09/01/29	47,489
10,000	12.750	(b)	01/15/30	6,757
Tractor Supply Co.
75,000	1.750		11/01/30	64,993
Yum! Brands, Inc.(b)
135,000	4.750		01/15/30	133,746

				2,534,997

Semiconductors(a) – 1.3%
Broadcom, Inc.
372,000	3.469	(b)	04/15/34	331,820
594,000	3.137	(b)	11/15/35	501,045
645,000	3.187	(b)	11/15/36	534,647
NXP BV/NXP Funding LLC/NXP USA, Inc.
360,000	3.400		05/01/30	340,830

				1,708,342

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 3.6%
AthenaHealth Group, Inc.(b)
	$421,000	6.500%		02/15/30	$ 414,218
Castle U.S. Holding Corp.(b)
	362,000	9.500		02/15/28	160,967
Clarivate Science Holdings Corp.(b)
	365,000	3.875		07/01/28	349,761
Cloud Software Group, Inc.(b)
	297,000	8.250		06/30/32	316,183
CoreWeave, Inc.(b)
	340,000	9.250		06/01/30	347,609
Elastic NV(b)
	245,000	4.125		07/15/29	234,149
MSCI, Inc.(b)
	748,000	3.875		02/15/31	705,087
Oracle Corp.
	850,000	2.950		04/01/30	793,271
	415,000	2.875		03/25/31	378,360
	580,000	6.250		11/09/32	627,316
TeamSystem SpA(b)
EUR	435,000	3.500		02/15/28	507,285

					4,834,206

Telecommunication Services – 2.6%
AT&T, Inc.
	$365,000	2.750	(a)	06/01/31	330,763
	482,000	2.550	(a)	12/01/33	403,482
	135,000	4.900	(a)	08/15/37	129,366
	315,000	5.150	(a)	11/15/46	290,046
	395,000	3.650	(a)	06/01/51	280,134
	420,000	3.500	(a)	09/15/53	284,340
CommScope LLC
	63,000	8.250	(a)(b)	03/01/27	62,745
	133,000	9.500	(a)(b)	12/15/31	139,187
EchoStar Corp.
	220,000	10.750	(a)	11/30/29	226,180
(PIK 6.750%, Cash 6.750%)
	98,526	6.750	(a)(c)	11/30/30	90,124
Frontier Communications Holdings LLC(a)(b)
	125,000	5.000		05/01/28	124,924
Hughes Satellite Systems Corp.
	85,000	6.625		08/01/26	60,953
Level 3 Financing, Inc.(a)(b)
	220,000	6.875		06/30/33	223,839
Sprint Capital Corp.
	325,000	8.750		03/15/32	394,283
T-Mobile USA, Inc.(a)
	402,000	3.875		04/15/30	390,322
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
	90,000	8.250		10/01/31	94,261

					3,524,949

Transportation – 0.8%
Beacon Mobility Corp.(a)(b)
	135,000	7.250		08/01/30	137,774
MV24 Capital BV
	439,392	6.748		06/01/34	425,555

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Rand Parent LLC(a)(b)
$240,000	8.500%		02/15/30	$ 240,785
RXO, Inc.(a)(b)
170,000	7.500		11/15/27	174,452
XPO, Inc.(a)(b)
110,000	7.125		02/01/32	115,210

				1,093,776

TOTAL CORPORATE OBLIGATIONS (Cost $100,738,463)				$103,302,274

Mortgage-Backed Obligations – 19.1%
Collateralized Mortgage Obligations(a) – 0.8%
Interest Only – 0.2%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$116,772	1.768	%(d)(g)	09/20/48	$ 14,689
Government National Mortgage Association REMICS Series 2020-7, Class GI
52,048	4.000	(g)	01/20/50	10,865
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
151,607	1.618	(d)(g)	02/20/50	19,620
Government National Mortgage Association REMICS Series 2020-146, Class KI
525,199	2.500	(g)	10/20/50	78,440
Government National Mortgage Association REMICS Series 2019-153, Class EI
297,438	4.000	(g)	12/20/49	63,035
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
222,282	1.618	(d)(g)	04/20/50	28,993
Government National Mortgage Association REMICS Series 2020-61, Class GI
118,340	5.000	(g)	05/20/50	28,405

				244,047

Sequential Fixed Rate – 0.2%
OBX Trust Series 2024-NQM8, Class A1
263,374	6.233	(b)(f)	05/25/64	266,359

Sequential Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR +4.000%)
100,000	8.305	(b)(d)	07/25/42	105,456
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
235,876	5.505	(b)(d)	05/25/44	236,135
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	7.905	(b)(d)	07/25/42	31,294

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
$85,000	7.305	%(b)(d)	04/25/42	$ 87,251
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	5.955	(b)(d)	05/25/44	100,489

				560,625

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,071,031

Commercial Mortgage-Backed Securities – 3.8%
Regular Floater – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
$200,000	6.444	%(b)(d)	11/15/29	$ 199,950
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
100,000	7.242	(b)(d)	11/15/29	99,913

				299,863

Sequential Fixed Rate – 0.9%
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	268,345
ROCK Trust Series 2024-CNTR, Class A
250,000	5.388	(b)	11/13/41	255,483
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	312,826
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	438,204

				1,274,858

Sequential Floating Rate – 2.7%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(d)	11/15/64	184,094
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(d)	06/15/55	388,768
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(d)	08/15/61	371,104
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	438,137
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	5.231	(b)(d)	03/15/37	519,838
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.954	(b)(d)	02/15/41	399,803
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.551	(b)(d)	01/13/40	155,289
IRV Trust Series 2025-200P, Class A
350,000	5.471	(a)(b)(d)	03/14/47	353,340
IRV Trust Series 2025-200P, Class D
100,000	6.371	(a)(b)(d)	03/14/47	98,999
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	5.036	(a)(b)(d)	10/13/33	251,236

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
$185,000	6.014	%(a)(d)	12/15/56	$ 198,236
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	6.004	(b)(d)	02/15/42	247,782

				3,606,626

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 5,181,347

Federal Agencies(h) – 14.5%
Government National Mortgage Association – 4.4%
$2,000,000	4.500%		TBA-30yr	$ 1,913,536
2,000,000	5.500		TBA-30yr	2,001,987
2,000,000	6.000		TBA-30yr	2,028,005

				5,943,528

Uniform Mortgage-Backed Security – 10.1%
1,000,000	2.500		TBA-30yr	829,023
1,000,000	4.000		TBA-30yr	929,574
11,000,000	5.500		TBA-30yr	11,013,980
1,000,000	6.000		TBA-30yr	1,028,176

				13,800,753

TOTAL FEDERAL AGENCIES				$ 19,744,281

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $25,682,368)				$ 25,996,659

Bank Loans(i) – 6.0%
Aerospace & Defense – 0.7%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
$99,002	7.046%		10/31/30	$ 99,188
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.000%)
447,750	6.327		10/31/31	447,813
Kaman Corp.(3 mo. USD Term SOFR + 2.750%)
365,517	7.083		02/26/32	364,947

				911,948

Automotive – 0.3%
First Brands Group LLC (3 mo. USD Term SOFR + 8.500%)
250,000	13.041		03/30/28	223,750
(3 mo. USD Term SOFR + 5.000%)
127,236	9.541		03/30/27	119,991

				343,741

Building & Construction – 0.5%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
397,005	7.077		07/30/31	396,759
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
49,750	6.827		11/03/31	49,874
TRC Cos. LLC(1 mo. USD Term SOFR + 3.000%)
235,911	7.327		12/08/28	235,145

				681,778

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Building Materials – 0.4%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	$337,750	7.677%	11/03/28	$ 338,095
Icebox Holdco III, Inc. (3 mo. USD Term SOFR + 3.500%)
	169,459	8.057	12/22/28	169,831
(3 mo. USD Term SOFR + 6.750%)
	50,000	11.307	12/21/29	49,958

				557,884

Capital Goods - Others – 0.3%
Engineered Machinery Holdings, Inc. (3 mo. EUR EURIBOR + 3.750%)
EUR	72,187	5.730	05/21/28	85,033
(3 mo. USD Term SOFR + 3.500%)
	$182,976	8.057	05/19/28	183,990
LSF12 Crown U.S. Commercial Bidco LLC(1 mo. USD Term SOFR + 4.250%)
	195,000	8.574	12/02/31	195,854

				464,877

Commercial Services – 0.8%
Ankura Consulting Group LLC(3 mo. USD Term SOFR + 3.500%)
	472,625	7.802	12/29/31	471,798
Cinemark USA, Inc.(1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%)
	147,019	7.046–7.077	05/24/30	147,432
Fugue Finance BV(3 mo. USD Term SOFR + 3.500%)
	49,875	7.583	01/09/32	50,145
Teneo Holdings LLC(1 mo. USD Term SOFR + 4.750%)
	446,608	9.077	03/13/31	450,516

				1,119,891

Construction Machinery – 0.0%
Clark Equipment Co.(3 mo. USD Term SOFR + 2.000%)
	21,281	6.296	04/20/29	21,352

Containers & Packaging – 0.1%
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
	70,137	9.427	10/30/28	63,012

Diversified Financial Services – 0.5%
DRW Holdings LLC(1 mo. USD Term SOFR + 3.500%)
	360,112	7.827	06/26/31	360,563
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
	124,688	9.260	11/05/31	102,088
GEN II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
	229,425	6.967	11/26/31	229,425

				692,076

Energy - Exploration & Production – 0.1%
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
	91,824	8.046	05/01/31	91,796

Entertainment – 0.3%
Arcis Golf LLC(1 mo. USD Term SOFR + 2.750%)
	170,252	7.077	11/24/28	170,253

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Entertainment – (continued)
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 5.250%)
$248,750	9.566%	12/02/31	$ 248,439

			418,692

Food & Beverages(j) – 0.2%
Sazerac Co., Inc.
225,000	0.000	06/26/32	224,719

Internet – 0.2%
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
299,250	7.796	10/02/31	283,539

Media – 0.0%
Audacy Capital Corp.(1 mo. USD Term SOFR + 7.000%)
6,598	11.441	10/02/28	6,548

Media - Cable – 0.0%
DirecTV Financing LLC(3 mo. USD Term SOFR + 5.000%)
25,187	9.541	08/02/27	25,256

Media - Non Cable – 0.0%
Audacy Capital Corp.(1 mo. USD Term SOFR + 6.000%)
59,105	10.441	10/01/29	48,111

Midstream – 0.1%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
73,644	6.313	05/17/29	73,631

Pipelines – 0.2%
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 4.250%)
322,563	8.577	08/01/29	324,275

Retailers – 0.2%
Harbor Freight Tools USA, Inc.
149,812	0.000	06/11/31	146,441
TruGreen LP(3 mo. USD Term SOFR + 8.500%)
210,000	13.041	11/02/28	164,587

			311,028

Technology – 0.7%
Kaseya, Inc.(1 mo. USD Term SOFR + 3.250%)
349,125	7.577	03/20/32	350,326
Pitney Bowes, Inc.(1 mo. USD Term SOFR + 3.750%)
349,125	8.077	03/19/32	348,106
Syndigo LLC(3 mo. USD Term SOFR + 4.500%)
215,438	9.094	12/15/27	215,842

			914,274

Technology - Hardware – 0.1%
Grinding Media, Inc.(3 mo. USD Term SOFR + 3.500%)
192,545	7.830	10/12/28	190,619

Technology - Software – 0.3%
Drake Software LLC(3 mo. USD Term SOFR + 4.250%)
173,675	8.546	06/26/31	172,807
iSolved, Inc.(1 mo. USD Term SOFR + 3.000%)
52,347	7.327	10/15/30	52,494

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Technology - Software – (continued)
Virtusa Corp.(1 mo. USD Term SOFR + 3.250%)
$188,949	7.577%	02/15/29	$ 188,855

			414,156

TOTAL BANK LOANS (Cost $8,358,907)			$ 8,183,203

Asset-Backed Securities(a)(b)(d) – 5.8%
Collateralized Loan Obligations – 5.8%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	6.256%	10/15/38	$ 501,281
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	5.796	07/15/37	501,445
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	5.741	07/16/37	727,096
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	7.370	04/19/34	175,218
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	6.011	10/16/38	601,601
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	5.782	07/25/37	726,707
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
1,000,000	6.270	10/20/36	1,004,500
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	6.000	01/20/37	502,029
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
600,000	7.768	10/15/32	600,550
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	5.926	07/15/37	401,803
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	5.780	07/20/37	250,615
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	5.620	07/20/37	576,223
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	6.940	01/20/37	352,118
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	7.470	01/20/36	301,633

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(a)(b)(d) – (continued)
Collateralized Loan Obligations – (continued)
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
	$600,000	8.251%		04/18/36	$ 601,283

					7,824,102

TOTAL ASSET- BACKED SECURITIES (Cost $7,816,900)					$ 7,824,102

Sovereign Debt Obligations – 3.4%
Euro – 0.9%
Egypt Government International Bonds
EUR	200,000	4.750%		04/16/26	$ 237,136
Indonesia Government International Bonds
	100,000	1.100		03/12/33	98,506
Ivory Coast Government International Bonds(b)
	500,000	4.875		01/30/32	527,687
Romania Government International Bonds
	290,000	2.875		03/11/29	326,997
	30,000	2.625	(b)	12/02/40	21,987

					1,212,313

Sovereign(a) – 0.4%
Mexico Government International Bonds
	$603,000	3.500		02/12/34	508,932

United States Dollar – 2.1%
Abu Dhabi Government International Bonds(b)
	200,000	3.875		04/16/50	153,700
Argentina Republic Government International Bonds
	12,528	1.000	(a)	07/09/29	10,450
	401,192	0.750	(a)(f)	07/09/30	317,985
Benin Government International Bonds
	200,000	7.960		02/13/38	188,500
Dominican Republic International Bonds(b)
	240,000	4.875		09/23/32	221,400
Ecuador Government International Bonds
	34,036	0.000	(b)(e)	07/31/30	24,710
	40,000	6.900	(b)(f)	07/31/30	34,680
	46,400	5.000	(b)(f)	07/31/40	29,151
Egypt Government International Bonds(b)
	200,000	8.875		05/29/50	166,400
Morocco Government International Bonds(b)
	310,000	3.000		12/15/32	262,415
National Bank of Uzbekistan
	260,000	4.850		10/21/25	258,554
Republic of Uzbekistan International Bonds(b)
	200,000	3.700		11/25/30	177,750
Turkiye Government International Bonds
	200,000	6.125		10/24/28	201,020
	200,000	7.625		04/26/29	209,000
	250,000	7.125		07/17/32	249,695
	200,000	6.500		09/20/33	191,550
Ukraine Government International Bonds
	54,803	1.750	(b)(f)	02/01/29	33,772
	10,241	0.000	(b)(f)	02/01/30	4,898
	38,270	0.000	(b)(f)	02/01/34	14,657
	79,801	1.750	(b)(f)	02/01/34	41,097

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
$32,341	0.000	%(b)(f)	02/01/35	$ 15,155
33,651	1.750	(b)(f)	02/01/35	17,095
26,951	0.000	(b)(f)	02/01/36	12,600
19,229	1.750	(b)(f)	02/01/36	9,542

				2,845,776

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,936,149)				$ 4,567,021

Shares	Description			Value

Common Stocks(k) – 0.2%
Communications Equipment – 0.1%
4,216	Intelsat SA			$ 180,234

Media – 0.1%
2,022	Audacy Class A			24,264
222	Audacy Capital Corp. Class B			2,886
45,301	iHeartMedia, Inc. Class A			79,730

				106,880

TOTAL COMMON STOCKS (Cost $454,095)				$ 287,114

Units	Expiration Date			Value

Rights(k) – 0.0%
Cineworld Group PLC
2,800	12/31/99			$ 65,201
(Cost $71,148)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 1.1%
U.S. Treasury Notes
$1,510,000	4.000%		06/30/32	$ 1,511,179
(Cost $1,507,991)

Shares	Dividend Rate			Value

Investment Company(l) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
672,624	4.231%			$ 672,624
(Cost $672,624)

TOTAL INVESTMENTS – 112.1% (Cost $150,238,645)				$152,409,377

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.1)%				(16,451,370)

NET ASSETS – 100.0%				$135,958,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $19,744,281 which represents approximately 14.5% of net assets as of June 30, 2025.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Security is currently in default and/or non-income producing.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/NR), due 02/26/32	$34,483	$34,429	$(169)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD 3,713,425	EUR 3,153,197	09/23/25	$(21,718)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	3.000%	TBA - 30yr	07/15/25	$(1,000,000)	$(864,688)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(8,000,000)	(7,649,374)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/25	(1,000,000)	(979,922)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	07/15/25	(4,000,000)	(4,064,532)

(PROCEEDS RECEIVED: $(13,396,172))					$(13,558,516)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	39	09/19/25	$4,372,875	$42,784
2 Year U.S. Treasury Notes	159	09/30/25	33,075,727	125,472
5 Year U.S. Treasury Notes	191	09/30/25	20,819,000	214,361

Total				$382,617

Short position contracts:
20 Year U.S. Treasury Bonds	(1)	09/19/25	(115,469)	(347)
Ultra 10-Year U.S. Treasury Notes	(13)	09/19/25	(1,485,453)	(27,708)
Ultra Long U.S. Treasury Bonds	(19)	09/19/25	(2,263,375)	(56,419)

Total				$(84,474)

TOTAL FUTURES CONTRACTS				$298,143

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%(b)	12M CDOR(b)	09/17/27	CAD	150	$(648)	$(313)	$(335)
1.750(c)	6M EURO(b)	09/17/28	EUR	460	5,517	5,256	261
2.000(c)	6M EURO(b)	09/17/30		740	11,730	10,726	1,004
2.000(c)	6M EURO(b)	09/17/32		640	21,343	19,218	2,125
2.000(c)	6M EURO(b)	09/17/35		410	26,498	23,892	2,606

TOTAL					$64,440	$58,779	$5,661

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	3.186%	06/20/30	$1,200	$91,953	$60,224	$31,729
CDX.NA.IG Index 41	1.000	0.334	12/20/28	4,990	110,301	61,612	48,689

TOTAL					$202,254	$121,836	$80,418

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
EURO	— Euro Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$219,247,083	$—
Corporate Obligations	—	113,469,088	—
Asset-Backed Securities	—	37,259,553	—
U.S. Treasury Obligations	21,307,659	—	—
Municipal Debt Obligations	—	3,508,978	—
Sovereign Debt Obligations	—	3,355,838	—
Bank Loans	—	2,904,866	—
Investment Company	21,451,283	—	—
Short-term Investments	—	2,231,088	—

Total	$42,758,942	$381,976,494	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(58,711,452)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,104,811	$—
Futures Contracts(a)	1,968,376	—	—
Interest Rate Swap Contracts(a)	—	3,904,891	—
Credit Default Swap Contracts(a)	—	105,759	—
Purchased Option Contracts	—	708,872	—

Total	$1,968,376	$7,824,333	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,253,086)	$—
Interest Rate Swap Contracts(a)	—	(1,164,469)	—
Written Option Contracts	—	(1,072,740)	—

Total	$—	$(5,490,295)	$—

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,075,350,051	$—
U.S. Treasury Obligations	547,771,633	—	—
Corporate Obligations	—	515,728,016	—
Asset-Backed Securities	—	267,164,942	—
Sovereign Debt Obligations	11,731,776	17,888,119	—
Agency Debentures	—	23,223,360	—
Municipal Debt Obligations	—	11,412,590	—
Investment Company	249,294,957	—	—
Short-term Investments	—	15,583,621	—

Total	$808,798,366	$1,926,350,699	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(242,676,691)	$—

Derivative Type

Assets
Futures Contracts(a)	$8,442,753	$—	$—
Interest Rate Swap Contracts(a)	—	11,441,080	—
Credit Default Swap Contracts(a)	—	1,319,831	—
Purchased Option Contracts	—	367,820	—

Total	$8,442,753	$13,128,731	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(62,795)	$—
Futures Contracts(a)	(204,598)	—	—
Interest Rate Swap Contracts(a)	—	(3,283,959)	—
Written Option Contracts	—	(871,256)	—

Total	$(204,598)	$(4,218,010)	$—

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$628,067,401	$—
U.S. Treasury Obligations	242,320,842	—	—
Corporate Obligations	—	173,598,837	—
Asset-Backed Securities	—	143,655,295	—
Bank Loans	—	50,962,897	—
Municipal Debt Obligations	—	7,500,838	—
Sovereign Debt Obligations	—	6,976,646	—
Common Stock and/or Other Equity Investments(b)
North America	426,298	—	—
Rights	—	391,205	—
Investment Company	66,935,101	—	—
Short-term Investments	—	47,078,049	—

Total	$309,682,241	$1,058,231,168	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(256,889,635)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$18,345,806	$—
Futures Contracts(a)	2,597,930	—	—
Interest Rate Swap Contracts(a)	—	32,524,967	—
Credit Default Swap Contracts(a)	—	2,716,394	—
Purchased Option Contracts	—	4,729,006	—

Total	$2,597,930	$58,316,173	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(19,049,260)	$—
Futures Contracts(a)	(555,117)	—	—
Interest Rate Swap Contracts(a)	—	(11,329,731)	—
Total Return Swap Contracts(a)	—	(2,328,611)	—
Written Option Contracts	—	(7,713,286)	—

Total	$(555,117)	$(40,420,888)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$284,171,805	$—
Corporate Obligations	—	189,375,641	—
Sovereign Debt Obligations	114,632,203	51,801,619	—
U.S. Treasury Obligations	112,509,240	—	—
Asset-Backed Securities	—	107,149,467	—
Exchange Traded Funds	311,364	—	—
Investment Company	20,725	—	—

Total	$227,473,532	$632,498,532	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(39,221,508)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,815,527	$—
Futures Contracts(a)	2,274,347	—	—
Interest Rate Swap Contracts(a)	—	9,092,795	—
Credit Default Swap Contracts(a)	—	349,733	—
Purchased Option Contracts	—	256,307	—

Total	$2,274,347	$12,514,362	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,598,936)	$—
Futures Contracts(a)	(568,427)	—	—
Interest Rate Swap Contracts(a)	—	(2,525,103)	—
Credit Default Swap Contracts(a)	—	(75,561)	—
Written Option Contracts	—	(659,539)	—

Total	$(568,427)	$(7,859,139)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$103,302,274	$—
Mortgage-Backed Obligations	—	25,996,659	—
Bank Loans	—	8,183,203	—
Asset-Backed Securities	—	7,824,102	—
Sovereign Debt Obligations	—	4,567,021	—
U.S. Treasury Obligations	1,511,179	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	180,234	—
North America	79,730	27,150	—
Rights	—	65,201	—
Investment Company	672,624	—	—

Total	$2,263,533	$150,145,844	$—

Liabilities
Fixed Income
Unfunded Loan Committment(a)	$—	$(169)	$—
Mortgage-Backed Obligations — Forward Sales Contracts	—	(13,558,516)	—

Derivative Type

Assets(a)
Futures Contracts	$382,617	$—	$—
Interest Rate Swap Contracts	—	5,996	—
Credit Default Swap Contracts	—	80,418	—

Total	$382,617	$86,414	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(21,718)	$—
Futures Contracts	(84,474)	—	—
Interest Rate Swap Contracts	—	(335)	—

Total	$(84,474)	$(22,053)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.